UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Global Long/ Short Equity Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55

            East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2017

Date of reporting period: 10/31/2016

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2016 (Unaudited)	BlackRock Emerging Markets Long/Short Equity Fund (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.22% (a)(b)	183,401,696	$183,401,696
Total Short-Term Securities (Cost — $183,401,696*) — 98.1%		183,401,696
Other Assets Less Liabilities — 1.9%		3,588,770

Net Assets — 100.0%		$186,990,466

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	During the period ended October 31, 2016, investments in issuers considered to be a affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at October 31, 2016	Value at October 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	190,126,929	(190,126,929)	—	—	$60,882
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	183,401,696	183,401,696	$183,401,696	65,809
Total				$183,401,696	$126,691

(b)	Represents the current yield as of report date.

Portfolio Abbreviations

ADR	American Depository Receipts
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipts
HIBOR	Hong Kong Interbank Offered Rate
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
OTC	Over-the-Counter
USD	U.S. Dollar

Derivative Financial Instruments Outstanding as of Period End

OTC Total Return Swaps
Reference Entity	Fixed Amount[1]	Counterparty	Effective Date	Expiration Date	Notional Amount	Value	Premiums Paid (Received)	Unrealized Depreciation
MSCI Emerging Markets Index	$32,000,079	Goldman Sachs International	5/23/16	5/23/17	$93,747	$(5,171,565)	—	$(5,171,565)
MSCI Emerging Markets Index	$27,199,845	UBS AG	8/08/16	2/08/17	$69,446	(297,385)	—	(297,385)
Total						$(5,468,950)		$(5,468,950)

[1] Fund pays the total return of the reference entity and receives the fixed amount. Net payment made at termination.

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2016	1

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

OTC Total Return Swaps[1]
Reference Entity	Counterparty	Expiration Date	Net Notional	Unrealized Appreciation		Net Value of Reference Entities
Equity Securities Long/Short:	Goldman Sachs & Co.	9/07/16 – 3/05/18	$69,512,892	$3,884,644	[2]	$73,312,941
	Goldman Sachs & Co.	9/07/16 – 3/05/18	$(212,602)	243,000	[3]	4,316
	Morgan Stanley & Co, Inc.	10/17/16 – 8/26/19	$5,836,750	7,089,641	[4]	12,518,412
	Morgan Stanley & Co, Inc.	3/27/17 – 2/26/18	$(150,407)	200,505	[5]	66,767
	UBS AG	5/19/17	$9,908,468	3,165,841	[6]	12,758,834
	UBS AG	5/19/17	$(265,835)	338,567	[7]	50,074
Total				$14,922,198		$98,711,344

[1]

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 16-2,525 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Bank of Canada Overnight Repo Rate
Garbon Intercapital Federal Funds Rate Open
Hong Kong Dollar HIBOR Fixings 2 Week
Intercontinental Exchange LIBOR:

EUR Overnight
GBP Overnight; GBP 1 Week
JPY Spot Next
MXN Overnight
USD 1 Week; USD Spot Next

[2]	Amount includes $ 84,595 of net dividends and financing fees.

[3]	Amount includes $ 26,082 of net dividends and financing fees.

[4]	Amount includes $ 407,979 of net dividends and financing fees.

[5]	Amount includes $ (16,669) of net dividends and financing fees.

[6]	Amount includes $ 315,475 of net dividends and financing fees.

[7]	Amount includes $ 22,658 of net dividends and financing fees.

2	BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co. as of October 31, 2016, expiration dates 9/07/16 – 3/05/18:

	Shares	Value
Reference Entity — Long
Brazil
AES Tiete Energia SA	61,000	$316,084
Banco Bradesco SA, Preference Shares	12,900	135,143
BM&FBovespa SA	43,600	256,792
Cia de Saneamento Basico do Estado de Sao Paulo — ADR	24,341	256,067
Engie Brasil Energia SA	7,300	92,736
Equatorial Energia SA	6,900	123,085
Fleury SA	93,600	1,238,910
Hypermarcas SA	93,700	785,530
Itau Unibanco Holding SA, Preference Shares	13,310	160,120
Multiplus SA	40,300	546,424
Qualicorp SA	37,300	240,019

		4,150,910
Chile
Empresa Nacional de Electricidad SA — ADR	67,649	1,404,393
Enersis SA — ADR	86,769	752,287

		2,156,680
China
Air China Ltd., Class H	392,000	257,557
Alibaba Group Holding Ltd. — ADR	19,566	1,989,667
Bank of China Ltd., Class H	2,451,000	1,098,340
Bank of Communications Co. Ltd. Class H	292,000	221,941
China Biologic Products, Inc.	6,969	823,109
China Cinda Asset Management Co. Ltd.	1,113,000	399,848
China Communications Construction Corp. Ltd., Class H	74,000	81,256
China Communications Services Corp. Ltd., Class H	1,208,000	716,763
China Construction Bank Corp., Class H	1,715,000	1,252,373
China Lesso Group Holdings ltd.	150,000	109,807
China Mobile Ltd.	39,500	452,527
China Pacific Insurance Group Co. Ltd., Class H	193,000	695,840
China Petroleum & Chemical Corp. — ADR	7,838	567,628
China Petroleum & Chemical Corp. Class H	464,000	335,565
China Railway Construction Corp., Class H	41,500	51,876
China Railway Group Ltd., Class H	924,000	712,261
China Telecom Corp. Ltd., Class H	398,000	205,194

	Shares	Value
Reference Entity — Long (continued)
China (continued)
China Vanke Co. Ltd., Class H	34,100	$89,003
CNOOC Ltd.	39,000	49,073
Datang International Power Generation Co. Ltd., Class H	430,000	115,839
Dongfeng Motor Group Co. Ltd., Class H	34,000	35,437
Great Wall Motor Co. Ltd., Class H	112,000	109,306
Guangzhou Automobile Group Co. Ltd., Class H	246,000	297,073
Guangzhou Pharmaceutical Co. Ltd.	190,000	448,846
Huaneng Power International, Inc., Class H	696,000	427,816
Industrial and Commercial Bank of China Ltd., Class H	704,000	422,568
Longfor Properties Co. Ltd.	396,000	525,603
Metallurgical Corp. of China Ltd.	85,000	27,638
NetEase, Inc. — ADR	616	158,306
People’s Insurance Co. Group of China Ltd., Class H	1,709,000	679,039
PICC Property & Casualty Co. Ltd., Class H	162,000	261,485
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	39,100	100,617
Shenzhen Expressway Co. Ltd.	286,000	286,610
Shenzhou International Group Holdings Ltd.	46,000	304,685
Sinopec Shanghai Petrochemical Co. Ltd., Class H	834,000	425,134
Sinopharm Group Co., Class H	59,600	289,418
Sinotrans Ltd., Class H	593,000	279,235
Sohu.com, Inc.	11,070	414,350
Tencent Holdings Ltd.	107,600	2,851,650
Tianjin Capital Environmental Protection Group Co. Ltd.	384,000	214,302
Tianneng Power International Ltd.	258,000	232,899
Weichai Power Co. Ltd., Class H	359,000	541,581
Xinjiang Goldwind Science & Technology Co. Ltd.	38,000	52,389
Zijin Mining Group Co. Ltd., Class H	194,000	61,656
ZTE Corp., Class H	492,800	677,088

		20,350,198
Egypt
Global Telecom Holding — GDR	241,449	494,970
Hong Kong
Belle International Holdings Ltd.	272,000	164,256
China Everbright Ltd.	22,000	43,022
China High Speed Transmission Equipment Group Co. Ltd.	432,000	447,768
China Mobile Ltd. — ADR	32,859	1,887,092

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2016	3

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Hong Kong (continued)
China Power International Development Ltd.	498,000	$181,095
China Resources Land Ltd.	62,000	153,979
China Resources Power Holdings Co. Ltd.	366,000	620,136
Franshion Properties China Ltd.	662,000	182,538
Geely Automobile Holdings Ltd.	1,170,000	1,203,874
Haier Electronics Group Co. Ltd.	181,000	291,723
KWG Property Holding Ltd.	315,000	182,268
Nine Dragons Paper Holdings Ltd.	61,000	49,594
Shimao Property Holdings Ltd.	44,000	58,691
Skyworth Digital Holdings Ltd.	1,510,000	974,661

		6,440,697
Indonesia
Bank Central Asia Tbk PT	26,600	31,626
Gudang Garam Tbk PT	59,600	310,100
Matahari Department Store Tbk PT	1,528,300	2,107,620
Telekomunikasi Indonesia Persero Tbk PT	1,419,100	458,190
Telekomunikasi Indonesia Persero Tbk PT — ADR	65,561	2,130,077
Unilever Indonesia Tbk PT	11,100	37,826

		5,075,439
Malaysia
Astro Malaysia Holdings Bhd	111,900	76,023
British American Tobacco Malaysia Bhd	35,500	419,061
IOI Corp. Bhd	565,500	606,128
IOI Properties Group Sdn Bhd	19,700	11,505
MISC Bhd	195,300	350,097
Tenaga Nasional Bhd	285,500	975,940
Top Glove Corp. Bhd	127,400	150,231

		2,588,985
Mexico
Alfa SAB de C.V., Series A	502,600	762,103
Cemex SAB de C.V. — ADR	32,379	281,050
Grupo Bimbo SAB de C.V., Series A	491,092	1,322,760
Industrias Penoles SAB de C.V.	56,880	1,379,463
Kimberly-Clark de Mexico SAB de C.V.	149,700	322,828
Wal-Mart de Mexico SAB de C.V.	201,100	425,480

		4,493,684
Netherlands
Yandex NV	71,693	1,411,635
Peru
Compania de Minas Buenaventura SA — ADR	668	8,878

	Shares	Value
Reference Entity — Long (continued)
Philippines
PLDT, Inc. — ADR	4,042	$128,536
Poland
Bank Pekao SA	14,163	437,128
Polskie Gornictwo Naftowe i Gazownictwo SA	322,107	412,365

		849,493
Russia
Aeroflot — Russian Airlines OJSC	44,100	90,368
AK Transneft OAO, Preference Shares	32	77,035
Alrosa AO	101,100	141,447
Lukoil PJSC — ADR	6,907	335,972
Magnit OJSC — GDR	1,199	47,550
MegaFon OAO — GDR	5,997	57,151
Novolipetsk Steel OJSC, — GDR	1,665	26,984
Sberbank of Russia — ADR	57,441	544,035
Severstal OAO	2,730	38,176
Severstal PAO, — GDR	13,960	196,854
Tatneft PAO — ADR	569	18,992
Uralkali PJSC — GDR	10,897	143,300

		1,717,864
South Africa
Clicks Group Ltd.	72,357	673,463
Investec Ltd.	21,043	129,598
Kumba Iron Ore Ltd.	7,549	76,876
Mondi Ltd.	18,929	369,748
Netcare Ltd.	253,618	651,310
Pick n Pay Stores Ltd.	44,281	216,959
Sappi Ltd.	119,520	664,800
Spar Group Ltd.	4,569	64,721
Standard Bank Group Ltd.	5,905	62,683
Tsogo Sun Holdings ltd.	24,795	56,376
Vodacom Group Ltd.	14,685	158,436

		3,124,970
South Korea
CJ Corp.	494	75,209
Daewoo International Corp.	5,946	129,113
Hanjin Kal Corp.	1	15
Hyundai Development Co-Engineering & Construction	5,143	217,485
Hyundai Engineering & Construction Co. Ltd.	19,204	693,660
Kia Motors Corp.	7,298	259,142
Korea Investment Holdings Co. Ltd.	10,259	367,312
Korean Reinsurance Co.	7	72
KT Corp.	43,291	1,221,226
KT Corp. — ADR	72,001	1,151,296
LG Electronics, Inc.	11,692	487,408

4	BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
South Korea (continued)
Lotte Chemical Corp.	952	$239,192
LS Corp.	4,386	209,772
NAVER Corp.	925	692,053
NongShim Co. Ltd.	212	53,359
S-Oil Corp.	2,618	178,908
Samsung Electronics Co. Ltd.	660	944,016
Samsung SDS Co. Ltd.	284	38,297
Shinhan Financial Group Co. Ltd.	3,556	136,032
SK Innovation Co. Ltd.	1,786	235,099
SK Networks Co. Ltd.	7,118	40,454

		7,369,120
Taiwan
AU Optronics Corp.	145,000	55,074
AU Optronics Corp. — ADR	4,452	16,829
Cathay Financial Holding Co. Ltd.	105,000	135,889
China Life Insurance Co. Ltd.	32,000	29,496
Compal Electronics, Inc.	236,000	140,329
Elite Advanced Laser Corp.	63,600	231,240
Everlight Electronics Co. Ltd.	343,000	517,350
Feng TAY Enterprise Co. Ltd.	25,216	105,179
First Financial Holding Co. Ltd.	1,551,825	812,889
Formosa Chemicals & Fibre Corp.	119,000	353,311
Formosa Petrochemical Corp.	37,000	123,538
Fubon Financial Holding Co. Ltd.	417,000	590,016
Hon Hai Precision Industry Co. Ltd.	963,875	2,603,582
Hon Hai Precision Industry Co. Ltd. — GDR	1,338	7,239
Inventec Co. Ltd.	978,000	763,554
Lite-On Technology Corp.	788,914	1,130,987
MediaTek, Inc.	194,000	1,470,501
Novatek Microelectronics Corp.	71,000	265,837
Pegatron Corp.	191,000	514,320
Powertech Technology, Inc.	184,000	524,990
Radiant Opto-Electronics Corp.	237,000	399,554
Taiwan Fertilizer Co. Ltd.	61,000	81,602
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	49,977	1,554,285
Taiwan Semiconductor Manufacturing Co. ltd.	103,000	618,139
Uni-President Enterprises Corp.	360,000	695,537

		13,741,267
Thailand
Airports of Thailand PCL	123,600	1,345,570
Bangchak Petroleum PCL	231,900	200,442
Charoen Pokphand Foods PCL	939,200	845,340
Glow Energy PCL, Foreign Registered Shares	4,500	9,901
PTT Exploration & Production PCL	237,000	563,762
PTT Global Chemical PCL	53,200	91,207
Thai Oil PCL	455,400	910,865
Thai Union Group PCL	117,400	72,793

	Shares	Value
Reference Entity — Long (continued)
Thailand (continued)
Thanachart Capital PCL	108,600	$122,572

		4,162,452
Turkey
Arcelik AS	103,823	685,925
Eregli Demir ve Celik Fabrikalari TAS	655,437	891,199
Ford Otomotiv Sanayi	10,970	112,072
KOC Holding AS	265,885	1,109,025
Turkiye Is Bankasi (Isabank), C Shares	1,983,932	3,221,450
Turkiye Sise ve Cam Fabrikalari AS	53,123	55,884

		6,075,555
United States
Genpact Ltd.	58,499	1,344,892
The AES Corp.	101,240	1,191,595

		2,536,487
Total Reference Entity — Long		86,877,820

Reference Entity — Short
Brazil
Centrais Eletricas Brasileiras SA, Preferred B Shares	(53,100)	(454,977)
Cosan Ltd., Class A Shares	(18,185)	(161,846)
Rumo Logistica Operadora Multimodal SA	(55,700)	(124,592)

		(741,415)
Cayman Islands
GCS Holdings, Inc.	(1,000)	(2,147)
Chile
Sociedad Quimica y Minera de Chile SA — ADR	(7,257)	(212,340)
China
AviChina Industry & Technology Co. Ltd.	(1,060,000)	(719,347)
CGN Power Co. Ltd.	(829,000)	(242,026)
China Conch Venture Holdings Ltd.	(49,500)	(92,407)
China Longyuan Power Group Corp., Class H	(22,000)	(16,774)
China Medical System Holdings Ltd.	(49,000)	(76,518)
China National Building Material Co. Ltd., Class H	(232,000)	(105,868)
China Oilfield Services Ltd.	(34,000)	(32,632)
China Shanshui Cement Group Ltd.	(2,165,000)	(139,577)
China Tian Lun Gas Holdings Ltd.	(60,000)	(53,845)

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2016	5

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
China (continued)
Ctrip.com International Ltd. — ADR	(3,586)	$(158,322)
Fosun International Ltd.	(30,000)	(43,442)
Luye Pharma Group Ltd.	(166,000)	(111,576)
Semiconductor Manufacturing International Corp.	(1,336,000)	(161,800)
Shui On Land Ltd.	(2,148,000)	(531,215)
SOHO China Ltd.	(738,000)	(380,548)
Sunac China Holdings Ltd.	(243,000)	(165,844)
Zhuzhou CSR Times Electric Co. Ltd.	(4,000)	(19,341)

		(3,051,082)
Hong Kong
China Gas Holdings Ltd.	(64,000)	(97,416)
China Merchants Holdings International Co. Ltd.	(71,932)	(185,975)
China Oceanwide Holdings Ltd.	(332,000)	(33,782)
China Resources Gas Group Ltd.	(16,000)	(50,169)
CITIC Ltd.	(40,000)	(57,399)
COSCO Pacific Ltd.	(42,000)	(41,639)
Hopewell Highway Infrastructure Ltd.	(786,000)	(420,248)
Tongda Group Holdings Ltd.	(420,000)	(110,828)
Towngas China Co. Ltd.	(616,972)	(347,140)

		(1,344,596)
India
Reliance Industries Ltd. — GDR	(4,467)	(141,604)
Mexico
Grupo Carso SAB de C.V.	(197,137)	(860,473)
Grupo Financiero Inbursa SAB de C.V.	(281,383)	(456,591)
Grupo Mexico SAB de C.V.	(126,000)	(310,450)
Grupo Televisa SAB — ADR	(13,708)	(336,257)
Infraestructura Energetica Nova SAB de C.V.	(310,752)	(1,375,786)
Mexichem SAB de C.V.	(894,810)	(2,139,856)

		(5,479,413)
South Africa
Discovery Holdings Ltd.	(38,777)	(331,463)
South Korea
LG Display Co. Ltd. — ADR	(7,203)	(86,508)
Spain
Abertis Infraestructuras SA	(21,589)	(320,005)
Taiwan
Inotera Memories Inc.	(1,336,000)	(1,249,396)
United Microelectronics Corp.	(896,000)	(333,495)

	Shares	Value
Reference Entity — Short (continued)
Taiwan (continued)
United Microelectronics Corp. — ADR	(73,192)	$(139,065)

		(1,721,956)
Thailand
TPI Polene PCL	(1,275,424)	(79,683)
Turkey
Turkcell Iletisim Hizmetleri AS — ADR	(6,567)	(52,667)
Total Reference Entity — Short		(13,564,879)
Net Value of Reference Entity — Goldman Sachs & Co.		73,312,941

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co. as of October 31, 2016, expiration dates 9/07/16 – 3/05/18:

Reference Entity — Long
Australia
Amcor Ltd.	96	1,072
Cochlear Ltd.	666	64,709
Mineral Resources Ltd.	101	889

		66,670
Austria
Andritz AG	64	3,346
Erste Group Bank AG	430	13,484
OMV AG	513	16,010
Raiffeisen Bank International AG	707	11,579
Vienna Insurance Group AG	94	1,853

		46,272
Belgium
Ageas	64	2,338
NV Bekaert SA	414	18,405

		20,743
Canada
Bank of Nova Scotia	1,146	61,585
Barrick Gold Corp.	5,335	93,869
Canfor Corp.	487	5,403
Kinross Gold Corp.	1,321	5,131
Magna International, Inc.	40	1,642
West Fraser Timber Co. Ltd.	321	10,989
Yamana Gold, Inc.	2,261	8,074

		186,693

6	BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Denmark
Pandora A/S	404	$52,542
Finland
Huhtamaki OYJ	619	24,982
Kone OYJ, Class B	328	15,092
UPM-Kymmene OYJ	2,690	62,573

		102,647
France
Faurecia	424	15,629
Ipsen SA	161	11,130
Nexans SA	667	37,914
Peugeot SA	594	8,895
Renault SA	454	39,480
Rubis SCA	387	35,291
Sodexo SA	149	17,302
Technip SA	75	4,978
Teleperformance	307	32,437
Thales SA	362	34,059

		237,115
Germany
Aurubis AG	66	3,441
Deutsche Post AG, Registered Shares	3,178	98,553
Evonik Industries AG	1,096	34,323
Fuchs Petrolub SE, Preference Shares	66	2,954
Henkel AG & Co. KGaA	58	6,391
Henkel AG & Co. KGaA Preference Shares	254	32,647
Hochtief AG	427	58,305
Leoni AG	1,094	41,495
Rheinmetall AG	77	5,345
Siemens AG, Registered Shares	81	9,203
Wacker Chemie AG	104	9,278

		301,935
Hong Kong
CLP Holdings Ltd.	8,500	86,402
Kerry Properties Ltd.	500	1,583
New World Development Co. Ltd.	82,000	101,947
Sun Hung Kai Properties Ltd.	1,000	14,891
Texwinca Holdings Ltd.	48,000	33,642
Xinyi Glass Holdings Ltd.	8,000	6,879
Yue Yuen Industrial Holdings Ltd.	500	1,904

		247,248
Italy
Atlantia SpA	589	14,421
DiaSorin SpA	283	17,393

	Shares	Value
Reference Entity — Long (continued)
Italy (continued)
Saipem SpA	24,346	$10,011

		41,825
Japan
Amada Holdings Co. Ltd.	1,400	15,948
Daido Steel Co. Ltd.	2,000	8,490
Dainippon Screen Manufacturing Co. Ltd.	200	13,682
Denki Kagaku Kogyo KK	6,000	27,220
Electric Power Development Co. Ltd.	400	9,315
Fujifilm Holdings Corp.	500	18,905
Hitachi Ltd.	4,000	21,324
Ibiden Co. Ltd.	200	2,903
Japan Steel Works Ltd.	600	12,888
JSR Corp.	400	6,079
JTEKT Corp.	300	4,440
Kawasaki Heavy Industries Ltd.	7,000	20,446
Konica Minolta, Inc.	600	5,374
Kurita Water Industries Ltd.	600	14,200
Lintec Corp.	100	2,178
Mazda Motor Corp.	2,000	33,168
Mitsubishi Chemical Holdings Corp.	11,200	73,538
Mitsubishi Materials Corp.	100	2,865
Mitsui Chemicals, Inc.	3,000	14,774
Nagase & Co. Ltd.	6,600	84,413
Nikon Corp.	2,500	37,782
Nisshinbo Holdings, Inc.	200	1,991
Nissin Electric Co. Ltd.	1,100	14,668
NSK Ltd.	1,400	15,563
NTN Corp.	3,000	11,356
Penta-Ocean Construction Co. Ltd.	1,800	10,726
Sharp Corp.	2,000	3,470
Sumitomo Chemical Co. Ltd.	8,000	37,835
Sumitomo Corp.	8,700	100,020
Sumitomo Electric Industries Ltd.	600	8,864
Taiyo Yuden Co Ltd.	3,400	36,323
Teijin Ltd.	3,500	67,625
TonenGeneral Sekiyu KK	12,000	118,158
Toray Industries, Inc.	1,000	9,307
Ube Industries Ltd.	23,000	47,463

		913,301
Netherlands
BE Semiconductor Industries NV	166	5,408
Norway
TGS Nopec Geophysical Co. ASA	743	15,029
Singapore
Jardine Cycle & Carriage Ltd.	600	18,169

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2016	7

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Singapore (continued)
Venture Corp. Ltd.	17,800	$121,596

		139,765
Spain
ACS Actividades de Construccion y Servicios SA	3,006	91,950
Amadeus IT Group SA	362	17,037
Ebro Foods SA	696	15,008

		123,995
Sweden
Saab AB	3,847	136,252
Securitas AB, Class B	4,380	67,600

		203,852
Switzerland
Adecco SA, Registered Shares	359	21,318
Dorma & Kaba Holding AG	8	5,559
Georg Fischer AG, Registered Shares	98	86,886
Glencore PLC	20,768	63,573
Lonza Group AG, Registered Shares	18	3,397
Sika AG, Bearer Shares	7	33,645
STMicroelectronics NV	789	7,488
TE Connectivity Ltd.	268	16,849

		238,715
Switzerland
Transocean Ltd.	114	1,096
United Kingdom
Associated British Foods PLC	15	451
Compass Group PLC	1,235	22,346
G4S PLC	12,356	33,190
Halma PLC	1,924	24,631
Imperial Brands PLC	150	7,256
Inchcape PLC	14,672	116,653
Inmarsat PLC	3,762	32,271
Man Group PLC	4,235	6,456
Sage Group PLC	4,039	35,636

		278,890
United States
Accenture PLC, Class A	32	3,720
Agilent Technologies, Inc.	74	3,224
Applied Materials, Inc.	86	2,501
Archer-Daniels-Midland Co.	604	26,316
Avery Dennison Corp.	321	22,402
Baker Hughes, Inc.	962	53,295
Baxter International, Inc.	634	30,172
C.R. Bard, Inc.	132	28,602
Dril-Quip, Inc.	591	28,072

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Eaton Corp. PLC	614	$39,155
F5 Networks, Inc.	182	25,154
Fluor Corp.	16	832
Harman International Industries, Inc.	414	33,000
Hasbro, Inc.	1,209	100,843
HP, Inc.	5,742	83,201
Ingersoll-Rand PLC	534	35,933
International Business Machines Corp.	35	5,379
Jabil Circuit, Inc.	617	13,167
Kellogg Co.	15	1,127
KLA-Tencor Corp.	785	58,961
Maxim Integrated Products, Inc.	281	11,136
McCormick & Co., Inc.	49	4,698
Mettler-Toledo International, Inc.	48	19,396
Omnicom Group, Inc.	63	5,029
Principal Financial Group, Inc.	12	655
Red Hat, Inc.	455	35,240
Texas Instruments, Inc.	115	8,148
United Continental Holdings, Inc.	23	1,293
United Parcel Service, Inc., Class B	21	2,263
UnitedHealth Group, Inc.	569	80,417
Wal-Mart Stores, Inc.	2,395	167,698
Whirlpool Corp.	190	28,466
Xerox Corp.	2,163	21,132

		980,627
Total Reference Entity — Long		4,204,368

Reference Entity — Short
Australia
ALS Ltd.	(3,090)	(14,601)
BHP Billiton PLC	(1,194)	(17,954)

		(32,555)
Austria
Ams AG	(222)	(6,216)
Belgium
Anheuser-Busch InBev NV	(1,855)	(212,898)
Umicore SA	(2,355)	(143,142)

		(356,040)
Canada
IMAX Corp.	(121)	(3,660)
Denmark
NKT Holding A/S	(693)	(46,657)
Novozymes A/S, — B Shares	(994)	(36,874)

		(83,531)

8	BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Finland
Fortum OYJ	(11,670)	$(194,526)
Nokia OYJ	(43,195)	(192,847)
Nokian Renkaat OYJ	(506)	(16,972)

		(404,345)
France
Accor SA	(684)	(25,955)
Air Liquide SA	(209)	(21,237)
Airbus Group SE	(531)	(31,531)
Bollore SA	(29,883)	(98,395)
Bureau Veritas SA	(510)	(9,633)
Ingenico Group SA	(685)	(54,182)
Sanofi	(143)	(11,128)

		(252,061)
Germany
Bayerische Motoren Werke AG	(1,375)	(116,714)
Fraport AG Frankfurt Airport Services Worldwide	(818)	(48,557)
GEA Group AG	(1,424)	(55,154)
HeidelbergCement AG	(303)	(28,663)
Hella KGaA Hueck & Co.	(33)	(1,259)
Krones AG	(403)	(41,106)
Merck KGaA	(47)	(4,838)
Symrise AG	(46)	(3,159)
ThyssenKrupp AG	(103)	(2,390)
Volkswagen AG	(82)	(11,828)

		(313,668)
Hong Kong
Esprit Holdings Ltd.	(5)	(4)
Hong Kong & China Gas Co. Ltd.	(2,200)	(4,298)
Jardine Matheson Holdings Ltd.	(3,500)	(213,185)
Jardine Strategic Holdings Ltd.	(100)	(3,509)
Shangri-La Asia Ltd.	(4,000)	(4,393)

		(225,389)
Ireland
Adient PLC	(1)	(59)
Israel
Frutarom Industries Ltd.	(36)	(1,902)
Orbotech Ltd.	(573)	(15,700)

		(17,602)
Italy
Finmeccanica SpA	(797)	(9,704)
Parmalat SpA	(419)	(1,107)

		(10,811)
Japan
Asahi Intecc Co. Ltd.	(100)	(4,331)
Asics Corp.	(300)	(6,402)

	Shares	Value
Reference Entity — Short (continued)
Japan (continued)
Hitachi High-Technologies Corp.	(200)	$(8,341)
Hitachi Kokusai Electric, Inc.	(600)	(11,984)
Horiba Ltd.	(100)	(4,782)
Hoshizaki Corp.	(500)	(45,124)
Isuzu Motors Ltd.	(1,900)	(23,501)
JGC Corp.	(800)	(14,142)
Kansai Paint Co. Ltd.	(3,700)	(79,513)
Koito Manufacturing Co. Ltd.	(300)	(15,751)
Kyocera Corp.	(100)	(4,859)
Nabtesco Corp.	(1,900)	(56,747)
Nexon Co. Ltd.	(1,200)	(20,428)
Nifco, Inc.	(200)	(11,518)
Nihon Kohden Corp.	(500)	(12,187)
Nippon Kayaku Co. Ltd.	(1,000)	(11,523)
Nippon Paint Co. Ltd.	(900)	(30,602)
NOK Corp.	(400)	(9,014)
Pigeon Corp.	(200)	(5,627)
Pilot Corp.	(200)	(8,942)
Shimadzu Corp.	(1,000)	(14,551)
Shin-Etsu Chemical Co. Ltd.	(200)	(15,164)
Shiseido Co. Ltd.	(1,100)	(28,373)
Stanley Electric Co. Ltd.	(700)	(19,274)
Sumco Corp.	(1,300)	(13,601)
Sumitomo Rubber Industries Ltd.	(1,700)	(28,520)
Sysmex Corp.	(1,100)	(76,232)
Terumo Corp.	(1,000)	(38,672)
Toshiba Corp.	(3,000)	(10,863)
Unicharm Corp.	(2,000)	(47,558)
Yokohama Rubber Co. Ltd.	(1,000)	(17,363)
Zojirushi Corp.	(300)	(4,136)

		(699,625)
Netherlands
InterXion Holding NV	(1,252)	(46,612)
SBM Offshore NV	(2,029)	(29,125)

		(75,737)
Singapore
Ascendas Real Estate Investment Trust	(5,300)	(9,032)
Global Logistic Properties Ltd.	(30,800)	(39,192)
Golden Agri-Resources Ltd.	(163,300)	(45,092)
Hutchison Port Holdings Trust	(12,900)	(5,730)
Keppel Corp. Ltd.	(2,600)	(9,832)
Singapore Technologies Engineering Ltd.	(3,600)	(8,093)
Singapore Telecommunications Ltd.	(12,400)	(34,558)
Wing Tai Holdings Ltd.	(3,300)	(4,021)

		(155,550)

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2016	9

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Spain
Banco Bilbao Vizcaya Argentaria SA	(646)	$(4,650)
Ferrovial SA	(1,696)	(16,838)

		(21,488)
Sweden
Hexagon AB, — B Shares	(643)	(22,500)
Hexpol AB	(709)	(5,827)

		(28,327)
Switzerland
Cie Financiere Richemont SA	(253)	(16,265)
Credit Suisse Group AG	(1,508)	(21,041)
OC Oerlikon Corp. AG	(672)	(6,318)
Swatch Group AG	(479)	(27,613)

		(71,237)
United Kingdom
Aggreko PLC	(351)	(3,432)
Essentra PLC	(3,224)	(20,094)
HSBC Holdings PLC	(3,754)	(28,272)
John Wood Group PLC	(2,567)	(24,128)
Kazakhmys PLC	(566)	(1,977)
Micro Focus International PLC	(511)	(13,381)
Next PLC	(66)	(3,883)
Rolls Royce Holdings PLC	(89,503)	(110)
Rotork PLC	(36,733)	(91,640)
RPC Group PLC	(557)	(6,459)
Tesco PLC	(6,733)	(17,342)

		(210,718)
United States
American Tower Corp.	(45)	(5,274)
Axalta Coating Systems Ltd.	(284)	(7,134)
Ball Corp.	(117)	(9,017)
CF Industries Holdings, Inc.	(923)	(22,161)
Cheniere Energy, Inc.	(1,568)	(59,114)
Cirrus Logic, Inc.	(653)	(35,249)
Coherent, Inc.	(31)	(3,228)
Cooper Cos., Inc.	(513)	(90,308)
Crown Holdings, Inc.	(107)	(5,805)
Cypress Semiconductor Corp.	(8,192)	(81,674)
Dentsply Sirona, Inc.	(117)	(6,736)
Donaldson Co., Inc.	(93)	(3,396)
Ecolab, Inc.	(256)	(29,227)
Edgewell Personal Care Co.	(248)	(18,699)
Energizer Holdings, Inc.	(459)	(21,348)
Expedia, Inc.	(240)	(31,015)
FMC Corp.	(231)	(10,832)
Freeport-McMoRan, Inc.	(506)	(5,657)
Halliburton Co.	(813)	(37,398)
Hewlett Packard Enterprise Co.	(749)	(16,830)

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
IDEX Corp.	(6)	$(519)
Integrated Device Technology, Inc.	(1,011)	(20,938)
Johnson Controls International PLC	(13)	(524)
Keysight Technologies, Inc.	(33)	(1,082)
Las Vegas Sands Corp.	(442)	(25,583)
Littelfuse, Inc.	(249)	(34,735)
Monolithic Power Systems, Inc.	(21)	(1,655)
Mosaic Co.	(3,774)	(88,802)
National Oilwell Varco, Inc.	(378)	(12,134)
Newell Rubbermaid, Inc.	(1,689)	(81,106)
PPG Industries, Inc.	(209)	(19,464)
Procter & Gamble Co.	(102)	(8,854)
PTC, Inc.	(748)	(35,485)
Royal Gold, Inc.	(37)	(2,546)
Schlumberger Ltd.	(600)	(46,938)
Skyworks Solutions, Inc.	(204)	(15,696)
Teradyne, Inc.	(2,348)	(54,685)
Terex Corp.	(594)	(14,185)
Tiffany & Co.	(179)	(13,142)
Total System Services, Inc.	(667)	(33,270)
Tupperware Brands Corp.	(24)	(1,428)
Universal Display Corp.	(348)	(17,992)
Western Digital Corp.	(106)	(6,195)
WW Grainger, Inc.	(24)	(4,995)
Xylem, Inc.	(3,789)	(183,122)
Zebra Technologies Corp., Class A	(95)	(6,256)

		(1,231,433)
Total Reference Entity — Short		(4,200,052)
Net Value of Reference Entity — Goldman Sachs & Co.		4,316

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co, Inc. as of October 31, 2016, expiration dates 10/17/16 – 8/26/19:

Reference Entity — Long
Brazil
BM&FBovespa SA	15,000	88,346
CETIP SA — Mercados Organizado	49,000	688,794
Cia Energetica de Minas Gerais, Preference Shares	100	305
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	48,400	224,866
Companhia de Saneamento Basico do Estado de Sao Paulo	30,900	326,231
Equatorial Energia SA	9,000	160,545
Fleury SA	1,200	15,883
Itau Unibanco Holding SA, Preference Shares	7,200	86,617

10	BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Brazil (continued)
Transmissora Alianca de Energia Eletrica SA	50,009	$325,090

		1,916,677
Chile
Empresa Nacional de Electricidad SA	868,403	599,049
Empresa Nacional de Electricidad SA — ADR	14,276	296,370

		895,419
China
Air China Ltd., Class H	302,000	198,424
Alibaba Group Holding Ltd. — ADR	774	78,708
Anhui Expressway Co. Ltd., Class H	164,000	132,131
Bank of China Ltd., Class H	120,000	53,774
Bank of Communications Co. Ltd., Class H	1,826,000	1,387,894
Beijing Capital International Airport Co. Ltd., Class H	184,000	192,570
China Biologic Products, Inc.	1,160	137,008
China Communications Construction Co. Ltd., Class H	655,000	719,224
China Communications Services Corp. Ltd., Class H	1,426,000	846,113
China Lesso Group Holdings Ltd.	277,000	202,777
China Machinery Engineering Corp.	245,000	146,185
China Pacific Insurance Group Co. Ltd., Class H	93,000	335,301
China Petroleum & Chemical Corp. — ADR	7,201	521,496
China Petroleum & Chemical Corp. Class H	674,000	487,437
China Railway Construction Corp. Ltd., Class H	270,000	337,506
China Railway Group Ltd., Class H	602,000	464,049
China Vanke Co. Ltd., Class H	36,300	94,746
CNOOC Ltd.	35,000	44,040
CNOOC Ltd. — ADR	1,162	145,808
Datang International Power Generation Co. Ltd., Class H	1,020,000	274,782
Dongfeng Motor Group Co. Ltd., Class H	532,000	554,492
Great Wall Motor Co. Ltd., Class H	117,000	114,186
Guangzhou Automobile Group Co. Ltd., Class H	124,000	149,744
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	84,000	198,437
Huadian Power International Corp. Ltd., Class H	654,000	280,298

	Shares	Value
Reference Entity — Long (continued)
China (continued)
Huaneng Power International, Inc., Class H	668,000	$410,605
Industrial & Commercial Bank of China Ltd., Class H	1,008,000	605,041
Jiangxi Copper Co. Ltd., Class H	324,000	382,476
Longfor Properties Co. Ltd.	227,000	301,293
NetEase, Inc. — ADR	12,350	3,173,826
People’s Insurance Co. Group of China Ltd., Class H	716,000	284,489
PICC Property & Casualty Co. Ltd., Class H	330,000	532,654
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	75,700	194,800
Sinopec Engineering Group Co. Ltd., Class H	74,500	65,772
Sinopec Shanghai Petrochemical Co. Ltd., Class H	410,000	208,999
Sinopharm Group Co. Ltd., Class H	105,600	512,794
Sinotrans Ltd., Class H	256,000	120,547
Tencent Holdings Ltd.	39,400	1,044,191
Tianjin Capital Environmental Protection Group Co. Ltd.	92,000	51,343
Tianneng Power International Ltd.	550,000	496,489
Zhejiang Expressway Co. Ltd., Class H	262,000	274,301
ZTE Corp., Class H	117,400	161,303

		16,918,053
Czech Republic
Czech Republic AS	23,674	217,225
Egypt
Global Telecom Holding — GDR	77,262	158,387
Hong Kong
Belle International Holdings Ltd.	381,000	230,079
China High Speed Transmission Equipment Group Co. Ltd.	26,000	26,949
China Mobile Ltd. — ADR	3,753	215,535
China Power International Development Ltd.	396,000	144,003
China Resources Land Ltd.	126,000	312,925
Geely Automobile Holdings Ltd.	105,000	108,040
Haier Electronics Group Co. Ltd.	90,000	145,056
KWG Property Holding Ltd.	872,500	504,852
Nine Dragons Paper Holdings Ltd.	224,000	182,115
Shenzhen Investment Ltd.	328,000	142,963

		2,012,517
Indonesia
Telekomunikasi Indonesia Persero Tbk PT	553,200	178,614

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2016	11

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Indonesia (continued)
United Tractors Tbk PT	182,800	$302,393

		481,007
Malaysia
Astro Malaysia Holdings Bhd	171,500	116,514
IOI Corp. Bhd	500	536
MISC Bhd	223,700	401,007
Tenaga Nasional Bhd	75,800	259,111
Top Glove Corp. Bhd	213,100	251,288

		1,028,456
Mexico
Alfa SAB de C.V., Series A	133,973	203,146
Cemex SAB de C.V.	1,272,374	1,101,320
Cemex SAB de C.V. — ADR	44,651	387,571
Gruma SAB de C.V.	87,338	1,211,808
Grupo Bimbo SAB de CV, Series A	189,883	511,451
Industrias Penoles SAB de C.V.	6,320	153,274
Kimberly-Clark de Mexico SAB de C.V., Class A	214,335	462,213

		4,030,783
Netherlands
Yandex NV, Class A	39,186	771,573
Philippines
Robinsons Land Corp.	105,500	67,440
Qatar
Ooredoo QSC	2,607	69,384
Russia
Aeroflot — Russian Airlines OJSC	40,050	82,069
Alrosa PJSC	61,000	85,344
Lukoil PJSC	2,287	111,600
Magnitogorsk Iron & Steel Works OJSC	503,000	252,258
Mail.ru Group Ltd. — GDR	3,889	63,663
Severstal PAO — GDR	4,596	64,810
Severstal PJSC	1,850	25,870
Tatneft PAO — ADR	3,268	109,077
Tatneft PJSC	16,870	94,476
Uralkali PJSC — GDR	1,989	26,156

		915,323
South Africa
Gold Fields ltd. — ADR	19,869	82,456
Hyprop Investments Ltd.	41,891	371,696
Investec Ltd.	6,921	42,624
Mondi Ltd.	10,861	212,153
Pick n Pay Stores Ltd.	38,467	188,473
Redefine Properties Ltd.	61,877	52,948
Sappi Ltd.	2,281	12,688
Spar Group Ltd.	4,888	69,240

	Shares	Value
Reference Entity — Long (continued)
South Africa (continued)
Tsogo Sun Holdings Ltd.	34,229	$77,825
Vodacom Group Ltd.	24,601	265,419

		1,375,522
South Korea
Hyundai Development Co-Engineering & Construction	2,000	84,575
Hyundai Wia Corp.	1,094	75,051
Industrial Bank of Korea	11,807	135,912
KT Corp.	46,860	1,321,906
KT Corp. — ADR	12,626	201,890
LG Electronics, Inc.	10,220	426,045
Lotte Chemical Corp.	180	45,225
NAVER Corp.	1,641	1,227,739
Poongsan Corp.	1,197	36,373
POSCO	79	16,438
Posco Daewoo Corp.	24,706	536,472
S-Oil Corp.	1,313	89,727
Samsung SDS Co. Ltd.	176	23,733
Shinhan Financial Group Co. Ltd.	12,676	484,910
Shinhan Financial Group Co. Ltd. — ADR	2,721	105,139
SK Innovation Co. ltd.	86	11,321
Woori Bank	15,074	164,279

		4,986,735
Taiwan
AU Optronics Corp. — ADR	33,775	127,669
China Life Insurance Co. Ltd.	10,000	9,218
Compal Electronics, Inc.	188,000	111,788
CTBC Financial Holding Co. Ltd.	485,680	261,195
Elite Advanced Laser Corp.	160	582
Everlight Electronics Co. Ltd.	105,000	158,372
Formosa Chemicals & Fibre Corp.	32,000	95,008
Formosa Petrochemical Corp.	224,000	747,908
Foxconn Technology Co. Ltd.	95,424	276,616
Fubon Financial Holding Co. Ltd.	955,000	1,351,237
Inventec Co. Ltd.	18,000	14,053
Lite-On Technology Corp.	161,803	231,961
Novatek Microelectronics Corp.	112,000	419,348
Pegatron Corp.	208,000	560,098
Taiwan Fertilizer Co. Ltd.	239,000	319,718
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	9,797	304,687

		4,989,458
Thailand
Airports of Thailand PCL	83,600	910,111
Pruksa Real Estate PCL	382,100	252,204
PTT Exploration & Production PCL, Foreign Registered Shares	46,100	109,660

12	BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Thailand (continued)
PTT Global Chemical PCL, Foreign Registered Shares	208,700	$357,797
Siam Cement PCL, Foreign Registered Shares	7,450	107,284
Siam Commercial Bank PCL	341,900	1,401,890
Thai Oil PCL — NVDR	616,400	1,232,888
Thai Union Group PCL	155,000	96,107
Tipco Asphalt PCL	504,000	260,658

		4,728,599
Turkey
Arcelik AS	18,143	119,865
Enka Insaat ve Sanayi AS	587	897
Eregli Demir ve Celik Fabrikalari TAS	973,773	1,324,041
KOC Holding AS	334,570	1,395,515
TAV Havalimanlari Holding AS	109,514	450,229
Yapi ve Kredi Bankasi	16,832	20,151

		3,310,698
United Arab Emirates
Aldar Properties PJSC	257,380	184,249
United States
AES Corp.	104,860	1,234,202
Genpact Ltd.	25,619	588,981

		1,823,183
Total Reference Entity — Long		50,880,688

Reference Entity — Short
Brazil
BRF SA — ADR	(74,564)	(1,246,710)
Cia Paranaense de Energia — ADR	(14,075)	(160,596)
Cielo SA	(192,409)	(1,953,024)
Embraer SA — ADR	(20,524)	(439,008)
Petroleo Brasileiro SA — ADR	(121,936)	(1,348,612)
Tim Participacoes SA — ADR	(26,557)	(367,815)

		(5,515,765)
Chile
Sociedad Quimica y Minera de Chile SA — ADR	(31,873)	(932,604)
China
AviChina Industry & Technology Co. Ltd., Class H	(141,000)	(95,687)
CGN Power Co. Ltd.	(1,466,000)	(427,998)
China Conch Venture Holdings Ltd.	(140,500)	(262,286)
China Longyuan Power Group Corp., Class H	(587,000)	(447,557)

	Shares	Value
Reference Entity — Short (continued)
China (continued)
China Medical System Holdings Ltd.	(188,000)	$(293,581)
China National Building Material Co. Ltd., Class H	(404,000)	(184,356)
China Oilfield Services Ltd.	(852,000)	(817,729)
China Shanshui Cement Group Ltd.	(1,350,000)	(87,034)
Ctrip.com International Ltd. — ADR	(1,232)	(54,393)
Fang Holdings Ltd. — ADR	(321,328)	(1,070,022)
Fosun International Ltd.	(30,500)	(44,166)
Huaneng Renewables Corp. Ltd.	(184,000)	(61,655)
Li Ning Co. Ltd.	(173,500)	(123,688)
New Oriental Education & Technology Group, Inc. — ADR	(9,658)	(484,156)
Sichuan Expressway Co. Ltd.	(950,000)	(381,472)
SOHO China Ltd.	(1,284,000)	(662,091)
Sunac China Holdings Ltd.	(79,000)	(53,916)
Zhuzhou CSR Times Electric Co. Ltd.	(105,500)	(510,130)

		(6,061,917)
Hong Kong
Alibaba Pictures Group Ltd.	(3,370,000)	(663,364)
Beijing Enterprises Water Group Ltd.	(1,328,000)	(960,606)
Brilliance China Automotive Holdings Ltd.	(1,084,000)	(1,289,425)
China Everbright International Ltd.	(781,000)	(933,632)
China Gas Holdings Ltd.	(154,000)	(234,408)
China Mengniu Dairy Co. Ltd.	(398,000)	(751,829)
China Merchants Holdings International Co. Ltd.	(864,081)	(2,234,015)
China Resources Gas Group Ltd.	(10,000)	(31,356)
CITIC Ltd.	(2,272,000)	(3,260,255)
COSCO Pacific Ltd.	(1,157,043)	(1,147,104)
Far East Horizon Ltd.	(582,000)	(530,099)
Guangdong Investment Ltd.	(72,000)	(108,556)
Hopewell Highway Infrastructure Ltd.	(17,500)	(9,357)
Shenzhen International Holdings Ltd.	(65,719)	(101,484)
Tongda Group Holdings Ltd.	(390,000)	(102,911)
Towngas China Co. Ltd.	(716,954)	(403,395)

		(12,761,796)
Mexico
Arca Continental SAB de C.V.	(17,100)	(106,412)
Genomma Lab Internacional SAB de C.V.	(389,749)	(466,231)
Grupo Carso SAB de C.V.	(24,179)	(105,538)
Grupo Financiero Inbursa SAB de C.V.	(22,100)	(35,861)
Grupo Mexico SAB de C.V.	(64,100)	(157,935)

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2016	13

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Mexcio (continued)
Grupo Televisa SAB — ADR	(25,350)	$(621,835)
Mexichem SAB de C.V.	(37,272)	(89,133)
OHL Mexico SAB de C.V.	(72,830)	(85,773)

		(1,668,718)
Republic of Korea
Bokwang Industry Co. Ltd.	(1,898)	(22,973)
South Africa
Nampak Ltd.	(1,033)	(1,441)
Sasol ltd. — ADR	(11,747)	(323,160)

		(324,601)
South Korea
Cheil Industries, Inc.	(21)	(2,960)
Dongbu Insurance Co. Ltd.	(2,153)	(133,558)
Halla Visteon Climate Control Corp.	(23,176)	(216,702)
Hyundai Department Store Co. Ltd.	(302)	(30,982)
KCC Corp.	(3,153)	(1,113,179)
Kumho Petrochemical Co. Ltd.	(1,235)	(75,466)
LG Display Co. Ltd.	(6,194)	(148,096)
Samsung Electro-Mechanics Co. Ltd.	(46,453)	(1,906,986)
Samsung Life Insurance Co. Ltd.	(2,989)	(288,438)
Samsung SDI Co. Ltd.	(4,142)	(340,912)
SK Holdings Co. Ltd.	(3,851)	(751,253)

		(5,008,532)
Switzerland
Luxoft Holding, Inc.	(7,014)	(371,742)
Taiwan
Chang Hwa Commercial Bank	(3,411,655)	(1,743,199)
China Development Financial Holding Corp.	(1,401,000)	(350,575)
Delta Electronics, Inc.	(14,000)	(73,704)
Shin Kong Financial Holding Co. Ltd.	(28,000)	(6,069)
United Microelectronics Corp.	(2,477,000)	(921,949)

		(3,095,496)
Thailand
Advanced Info Service PCL	(105,600)	(463,165)
Minor International PCL	(171,700)	(188,727)
Siam Commercial Bank PCL	(341,900)	(1,401,890)

		(2,053,782)

	Shares	Value
Reference Entity — Short (continued)
Turkey
Turkcell Iletisim Hizmetleri AS — ADR	(67,874)	$(544,350)
Total Reference Entity — Short		(38,362,276)
Net Value of Reference Entity — Morgan Stanley & Co Inc.		12,518,412

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co, Inc. as of October 31, 2016, expiration dates 3/27/17 – 2/26/18:

Reference Entity — Long
Australia
Amcor Ltd.	20	223
Cochlear Ltd.	68	6,607
Mineral Resources Ltd.	189	1,663
Whitehaven Coal Ltd.	5,140	11,821

		20,314
Austria
Andritz AG	421	22,012
Erste Group Bank AG	1,795	56,289
OMV AG	514	16,042
Raiffeisen Bank International AG	1,031	16,885
Vienna Insurance Group AG	262	5,163

		116,391
Belgium
NV Bekaert SA	954	42,411
Bermuda
Nabors Industries Ltd.	1,590	18,921
Canada
Agnico Eagle Mines Ltd.	277	14,068
Air Canada	3,667	34,584
Barrick Gold Corp.	1,775	31,231
Canfor Corp.	4,131	45,828
Magna International, Inc.	338	13,877
West Fraser Timber Co. Ltd.	202	6,916

		146,504
Denmark
GN Store Nord A/S	504	10,215
Finland
Kone OYJ, Class B	2,131	98,051
France
BioMerieux	10	1,457
Faurecia	235	8,662
Ipsen SA	213	14,725
Nexans SA	350	19,895

14	BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
France (continued)
Peugeot SA	16,983	$254,321
Renault SA	1,136	98,789
Rubis SCA	379	34,561
Sodexo SA	187	21,715
Teleperformance	746	78,820
Thales SA	189	17,782
Vallourec SA	1,297	6,374

		557,101
Germany
Aurubis AG	22	1,147
Deutsche Post AG, Registered Shares	1,486	46,082
Evonik Industries AG	4,237	132,688
Henkel AG & Co. KGaA	59	6,501
Henkel AG & Co. KGaA Preference Shares	1,093	140,484
Hochtief AG	658	89,848
Lanxess AG	613	39,308
Leoni AG	2,152	81,624
Rheinmetall AG	45	3,124
Siemens AG, Registered Shares	305	34,653
Wacker Chemie AG	120	10,706

		586,165
Hong Kong
CLP Holdings Ltd.	5,000	50,825
Hopewell Holdings Ltd.	24,000	84,033
Kerry Properties Ltd.	3,000	9,499
Li & Fung Ltd.	106,000	52,107
New World Development Co. Ltd.	78,000	96,974
Sun Hung Kai Properties Ltd.	1,000	14,891
Texwinca Holdings Ltd.	44,000	30,839
Xinyi Glass Holdings Ltd.	4,000	3,439

		342,607
Italy
DiaSorin SpA	36	2,212
Saipem SpA	39,672	16,314

		18,526
Japan
AEON Financial Service Co. Ltd.	200	3,521
Ajinomoto Co., Inc.	700	15,566
Amada Holdings Co. Ltd.	100	1,139
Casio Computer Co. Ltd.	100	1,393
Daicel Corp.	100	1,315
Dainippon Screen Manufacturing Co. Ltd.	200	13,682
Denki Kagaku Kogyo KK	3,000	13,610
Electric Power Development Co. Ltd.	600	13,972

	Shares	Value
Reference Entity — Long (continued)
Japan (continued)
Fujifilm Holdings Corp.	600	$22,687
Fujitsu General Ltd.	1,000	22,947
Hitachi Ltd.	15,000	79,963
Hoya Corp.	1,500	62,586
IHI Corp.	3,000	7,892
Japan Steel Works Ltd.	300	6,444
JSR Corp.	300	4,559
JTEKT Corp.	300	4,440
Konica Minolta, Inc.	1,200	10,748
Kurita Water Industries Ltd.	100	2,367
Mazda Motor Corp.	2,800	46,435
Mitsubishi Chemical Holdings Corp.	3,100	20,354
Mitsubishi Materials Corp.	1,500	42,976
Nagase & Co. Ltd.	6,700	85,692
Nikon Corp.	1,800	27,203
Nissin Electric Co. Ltd.	600	8,001
NSK Ltd.	4,700	52,248
NTN Corp.	2,000	7,571
Penta-Ocean Construction Co. Ltd.	6,600	39,330
Sumitomo Chemical Co. Ltd.	20,000	94,587
Sumitomo Corp.	9,900	113,816
Sumitomo Electric Industries Ltd.	1,500	22,160
Taiyo Yuden Co Ltd.	3,800	40,596
Teijin Ltd.	2,500	48,304
TonenGeneral Sekiyu KK	2,000	19,693
Toray Industries, Inc.	4,000	37,228
Toyota Motor Corp.	100	5,801
Toyota Tsusho Corp.	700	16,526
TS Tech Co. Ltd.	300	8,043
Ube Industries Ltd.	11,000	22,699
Yamato Kogyo Co. Ltd.	200	5,631

		1,053,725
Netherlands
ASM International NV	141	6,015
Koninklijke Boskalis Westminster NV	704	22,705

		28,720
Norway
Subsea 7 SA	67	750
TGS Nopec Geophysical Co. ASA	1,105	22,351

		23,101
Singapore
Jardine Cycle & Carriage Ltd.	600	18,169
Singapore Airlines Ltd.	2,100	15,282
Venture Corp. Ltd.	12,700	86,756

		120,207

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2016	15

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Spain
ACS Actividades de Construccion y Servicios SA	2,338	$71,516
Amadeus IT Group SA	1,309	61,607
Ebro Foods SA	4,582	98,803

		231,926
Sweden
Electrolux AB, Class B	417	9,870
Saab AB	2,145	75,971
Securitas AB, Class B	1,693	26,129

		111,970
Switzerland
Adecco SA, Registered Shares	1,357	80,579
Coca-Cola HBC AG	1,819	39,254
Georg Fischer AG, Registered Shares	71	62,948
Glencore PLC	17,611	53,909
Logitech International SA, Registered Shares	6,369	154,044
Lonza Group AG, Registered Shares	1,158	218,516
Sika AG, Bearer Shares	28	134,581
TE Connectivity Ltd.	1,395	87,704

		831,535
Switzerland
Transocean Ltd.	140	1,345
United Kingdom
Associated British Foods PLC	324	9,746
Compass Group PLC	5,871	106,232
Diageo PLC	542	14,426
G4S PLC	2,828	7,596
Halma PLC	1,931	24,720
Imperial Brands PLC	1,486	71,881
Inchcape PLC	7,392	58,772
Inmarsat PLC	4,360	37,400
Johnson Matthey PLC	1,346	56,106
Man Group PLC	18,613	28,376
RELX PLC	1,239	22,116
Sage Group PLC	7,526	66,402
Spirax-Sarco Engineering PLC	963	51,920

		555,693
United States
Accenture PLC, Class A	147	17,087
Adobe Systems, Inc.	841	90,416
Agilent Technologies, Inc.	601	26,186
Applied Materials, Inc.	1,360	39,549
Archer-Daniels-Midland Co.	1,264	55,072
Arrow Electronics, Inc.	66	4,034
Avery Dennison Corp.	377	26,311

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Baker Hughes, Inc.	623	$34,514
Baxter International, Inc.	2,456	116,881
Boeing Co.	606	86,313
C.R. Bard, Inc.	114	24,702
Dolby Laboratories, Inc., Class A	77	3,664
Dril-Quip, Inc.	573	27,217
F5 Networks, Inc.	88	12,162
Fluor Corp.	813	42,268
Harman International Industries, Inc.	805	64,167
Hasbro, Inc.	131	10,927
HP, Inc.	302	4,376
Ingersoll-Rand PLC	502	33,780
International Business Machines Corp.	31	4,764
KLA-Tencor Corp.	2,094	157,280
Lear Corp.	494	60,653
McCormick & Co., Inc.	586	56,180
Mettler-Toledo International, Inc.	75	30,306
Omnicom Group, Inc.	1,729	138,009
Penske Automotive Group, Inc.	26	1,164
Principal Financial Group, Inc.	2,261	123,451
Prudential Financial, Inc.	107	9,073
Red Hat, Inc.	1,857	143,825
Texas Instruments, Inc.	864	61,214
United Continental Holdings, Inc.	67	3,767
United Parcel Service, Inc., Class B	176	18,966
UnitedHealth Group, Inc.	354	50,031
Wal-Mart Stores, Inc.	893	62,528
Whirlpool Corp.	376	56,332
Xerox Corp.	672	6,565
Xilinx, Inc.	81	4,120

		1,707,854
Total Reference Entity — Long		6,623,282

Reference Entity — Short
Australia
Ansell Ltd.	(265)	(4,366)
BHP Billiton PLC	(1,665)	(25,037)
Insurance Australia Group Ltd.	(7,981)	(33,367)

		(62,770)
Austria
Ams AG	(690)	(19,321)
Canada
Onex Corp.	(433)	(28,008)
Potash Corp. of Saskatchewan, Inc.	(3,064)	(49,822)
Silver Wheaton Corp.	(446)	(10,747)

16	BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Canada (continued)
Teck Resources Ltd.	(960)	$(20,727)

		(109,304)
Denmark
AP Moeller — Maersk A/S	(14)	(20,464)
NKT Holding A/S	(240)	(16,158)

		(36,622)
France
Air Liquide SA	(1,391)	(141,343)
Airbus Group SE	(1,502)	(89,189)
Bollore SA	(12,408)	(40,850)
Bureau Veritas SA	(816)	(15,412)
Ingenico Group SA	(66)	(5,220)
Sanofi	(293)	(22,801)

		(314,815)
Germany
Bayerische Motoren Werke AG	(495)	(38,183)
Fraport AG Frankfurt Airport Services Worldwide	(1,653)	(98,123)
HeidelbergCement AG	(713)	(67,448)
Hella KGaA Hueck & Co.	(521)	(19,884)
Krones AG	(801)	(81,702)
Merck KGaA	(500)	(51,465)
ThyssenKrupp AG	(1,897)	(44,016)
Volkswagen AG	(187)	(25,783)

		(426,604)
Hong Kong
Bank of East Asia Ltd.	(2,600)	(10,452)
Cheung Kong Property Holdings Ltd.	(500)	(3,696)
First Pacific Co. Ltd.	(6,000)	(4,545)
Galaxy Entertainment Group Ltd.	(3,000)	(12,284)
Hong Kong & China Gas Co. Ltd.	(127,200)	(248,480)
Melco International Development Ltd.	(52,000)	(67,810)
Shangri-La Asia Ltd.	(4,000)	(4,393)
Shun Tak Holdings Ltd.	(20,000)	(6,742)
Wharf Holdings Ltd.	(2,000)	(14,996)

		(373,398)
Ireland
Adient PLC	(114)	(5,188)
Kerry Group PLC	(740)	(53,728)

		(58,916)
Israel
Frutarom Industries Ltd.	(506)	(26,738)

	Shares	Value
Reference Entity — Short (continued)
Israel (continued)
Orbotech Ltd.	(396)	$(10,851)

		(37,589)
Italy
Prada SpA	(1,600)	(5,605)
Japan
Asahi Intecc Co. Ltd.	(300)	(12,993)
Asics Corp.	(300)	(6,402)
Ebara Corp.	(1,000)	(29,687)
Hitachi High-Technologies Corp.	(500)	(20,853)
Hitachi Kokusai Electric, Inc.	(1,600)	(31,958)
Horiba Ltd.	(1,300)	(62,165)
Hoshizaki Corp.	(600)	(54,149)
Isuzu Motors Ltd.	(1,000)	(12,369)
JGC Corp.	(2,700)	(47,730)
Kansai Paint Co. Ltd.	(6,200)	(133,239)
Keyence Corp.	(100)	(73,309)
Kirin Holdings Co. Ltd.	(1,200)	(20,630)
Koito Manufacturing Co. Ltd.	(1,900)	(99,754)
LINE Corp.	(100)	(4,105)
Makita Corp.	(1,600)	(110,624)
Maruichi Steel Tube Ltd.	(1,200)	(38,689)
MISUMI Group, Inc.	(2,900)	(52,890)
Nabtesco Corp.	(3,000)	(89,600)
Nexon Co. Ltd.	(3,400)	(57,878)
Nifco, Inc.	(400)	(23,037)
Nihon Kohden Corp.	(100)	(2,437)
Nippon Paint Co. Ltd.	(700)	(23,801)
Nissin Foods Holdings Co. Ltd.	(500)	(28,939)
NOK Corp.	(200)	(4,507)
OSG Corp.	(1,400)	(29,818)
Pilot Corp.	(100)	(4,471)
Rinnai Corp.	(100)	(9,607)
Ryohin Keikaku Co. Ltd.	(200)	(42,721)
Shimano, Inc.	(200)	(34,196)
Shiseido Co. Ltd.	(900)	(23,215)
SMC Corp.	(100)	(28,987)
Stanley Electric Co. Ltd.	(1,200)	(33,041)
Sumco Corp.	(500)	(5,231)
Sumitomo Rubber Industries Ltd.	(1,900)	(31,875)
Sysmex Corp.	(100)	(6,930)
Terumo Corp.	(2,800)	(108,281)
Tokuyama Corp.	(1,000)	(4,276)
Topcon Corp.	(1,200)	(17,911)
Toshiba Corp.	(1,000)	(3,621)
Unicharm Corp.	(2,100)	(49,936)
Yokohama Rubber Co. Ltd.	(300)	(5,209)

		(1,481,071)
Netherlands
Heineken NV	(535)	(44,067)
InterXion Holding NV	(4,105)	(152,829)

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2016	17

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Netherlands (continued)
Royal Dutch Shell PLC, — A Shares	(2,161)	$(53,824)
Royal Dutch Shell PLC, — B Shares	(87)	(2,244)

		(252,964)
Norway
Norwegian Air Shuttle ASA	(1,038)	(35,003)
Singapore
Ascendas Real Estate Investment Trust	(5,000)	(8,521)
Global Logistic Properties Ltd.	(27,200)	(34,611)
Golden Agri-Resources Ltd.	(39,100)	(10,797)
Hutchison Port Holdings Trust	(3,300)	(1,466)
Keppel Corp. Ltd.	(18,900)	(71,473)
Singapore Technologies Engineering Ltd.	(18,900)	(42,490)
Singapore Telecommunications Ltd.	(12,200)	(34,000)
Wing Tai Holdings Ltd.	(700)	(853)

		(204,211)
Spain
Atlantica Yield PLC	(30)	(539)
Ferrovial SA	(8,188)	(81,291)

		(81,830)
Sweden
Hexagon AB, — B Shares	(2,532)	(88,600)
Hexpol AB	(6,843)	(56,237)

		(144,837)
Switzerland
Chocoladefabriken Lindt & Spruengli AG	(4)	(20,771)
Cie Financiere Richemont SA	(27)	(1,736)
Credit Suisse Group AG	(1,775)	(24,766)
DKSH Holding AG	(198)	(13,723)
LafargeHolcim Ltd.	(132)	(7,041)
OC Oerlikon Corp. AG	(1,325)	(12,456)
Swatch Group AG	(1,582)	(91,199)
U-Blox Holding AG	(31)	(5,860)

		(177,552)
United Kingdom
Aggreko PLC	(4,922)	(48,125)
Essentra PLC	(5,040)	(31,413)
HSBC Holdings PLC	(9,860)	(74,257)
John Wood Group PLC	(4,921)	(46,253)
Micro Focus International PLC	(1,666)	(43,625)
Next PLC	(903)	(53,127)
Old Mutual PLC	(3,134)	(7,710)
Rolls-Royce Holdings PLC	(51,372)	(63)
Rotork PLC	(30,636)	(76,430)

	Shares	Value
Reference Entity — Short (continued)
United Kingdom (continued)
RPC Group PLC	(9,056)	$(105,018)
Tesco PLC	(20,635)	(53,149)

		(539,170)
United States
Acacia Communications, Inc.	(39)	(2,718)
Advanced Micro Devices, Inc.	(1,200)	(8,676)
American Tower Corp.	(572)	(67,033)
AO Smith Corp.	(104)	(4,698)
Axalta Coating Systems Ltd.	(1,603)	(40,267)
Caterpillar, Inc.	(1,335)	(111,419)
Cavium, Inc.	(415)	(23,427)
CF Industries Holdings, Inc.	(22)	(528)
Cheniere Energy, Inc.	(503)	(18,963)
Cirrus Logic, Inc.	(898)	(48,474)
Coherent, Inc.	(23)	(2,395)
Cooper Cos., Inc.	(766)	(134,847)
Coty, Inc., Class A	(353)	(8,115)
Crown Holdings, Inc.	(475)	(25,769)
Dentsply Sirona, Inc.	(830)	(47,783)
Diebold, Inc.	(4,635)	(101,043)
Discovery Communications, Inc.	(31)	(809)
Donaldson Co., Inc.	(2,164)	(79,029)
Eastman Chemical Co.	(1,064)	(76,512)
Ecolab, Inc.	(1,284)	(146,594)
Edgewell Personal Care Co.	(267)	(20,132)
Energizer Holdings, Inc.	(785)	(36,510)
Expedia, Inc.	(498)	(64,357)
FMC Corp.	(164)	(7,690)
General Electric Co.	(3,685)	(107,234)
Graco, Inc.	(83)	(6,217)
Hewlett Packard Enterprise Co.	(258)	(5,797)
IDEX Corp.	(14)	(1,210)
Illumina, Inc.	(835)	(113,677)
Integrated Device Technology, Inc.	(1,249)	(25,867)
Johnson Controls International PLC	(1,140)	(45,965)
Keysight Technologies, Inc.	(102)	(3,346)
Littelfuse, Inc.	(572)	(79,794)
Mead Johnson Nutrition Co.	(55)	(4,112)
Microsemi Corp.	(1,868)	(78,699)
Monolithic Power Systems, Inc.	(119)	(9,378)
Mosaic Co.	(503)	(11,836)
National Oilwell Varco, Inc.	(421)	(13,514)
Newell Rubbermaid, Inc.	(3,178)	(152,608)
PerkinElmer, Inc.	(1,286)	(65,445)
PPG Industries, Inc.	(66)	(6,147)
Procter & Gamble Co.	(248)	(21,526)
PTC, Inc.	(959)	(45,495)
Royal Gold, Inc.	(210)	(14,452)
Salesforce.com, Inc.	(328)	(24,652)
Schlumberger Ltd.	(102)	(7,979)
Sealed Air Corp.	(330)	(15,058)
Skyworks Solutions, Inc.	(497)	(38,239)

18	BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Teradyne, Inc.	(1,267)	$(29,508)
Terex Corp.	(525)	(12,537)
Total System Services, Inc.	(817)	(40,752)
Tupperware Brands Corp.	(295)	(17,558)
Universal Display Corp.	(1,055)	(54,543)
Xylem, Inc.	(60)	(2,900)
Zebra Technologies Corp., Class A	(928)	(61,100)

		(2,194,933)
Total Reference Entity — Short		(6,556,515)
Net Value of Reference Entity — Morgan Stanley & Co, Inc.		66,767

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG as of October 31, 2016, expiration date 5/19/17:

Reference Entity — Long
Brazil
Banco do Estado do Rio Grande do Sul, Preference Shares	6,500	27,694
BM&FBovespa SA	800	4,712
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	23,882	110,956
Companhia de Saneamento Basico do Estado de Sao Paulo	12,300	129,859
Engie Brasil Energia SA	7,800	99,088
Equatorial Energia SA	3,900	69,570
Hypermarcas SA	38,200	320,248
Itau Unibanco Holding SA, Preference Shares — ADR	13,282	158,454
Qualicorp SA	10,800	69,496

		990,077
Chile
Empresa Nacional de Electricidad SA	962,959	664,277
Empresa Nacional de Electricidad SA — ADR	10,480	217,565
Enersis SA	3,559,779	602,942

		1,484,784
China
Anhui Expressway Co. Ltd., Class H	306,000	246,537
China Communications Services Corp. Ltd., Class H	544,000	322,781
China Lesso Group Holdings Ltd.	156,000	114,199
China Pacific Insurance Group Co. Ltd., Class H	4,400	15,864
China Petroleum & Chemical Corp. — ADR	6,231	451,249

	Shares	Value
Reference Entity — Long (continued)
China (continued)
China Petroleum & Chemical Corp. Class H	716,000	$517,811
China Railway Construction Corp. Ltd., Class H	166,500	208,129
China Railway Group Ltd., Class H	272,000	209,670
CNOOC Ltd.	12,000	15,099
Datang International Power Generation Co. Ltd., Class H	276,000	74,353
Dongfeng Motor Group Co. Ltd., Class H	126,000	131,327
Great Wall Motor Co. Ltd., Class H	215,500	210,317
Guangzhou Automobile Group Co. Ltd., Class H	10,000	12,076
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	146,000	344,902
Huadian Power International Corp. Ltd., Class H	126,000	54,002
Huaneng Power International, Inc., Class H	964,000	592,550
Industrial & Commercial Bank of China Ltd., Class H	1,480,000	888,354
Jiangxi Copper Co. Ltd., Class H	35,000	41,317
Longfor Properties Co. Ltd.	317,000	420,748
Metallurgical Corp. of China Ltd.	1,905,000	619,420
People’s Insurance Co. Group of China Ltd., Class H	233,000	92,578
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	389,700	1,002,822
Sino-Ocean Land Holdings Ltd.	199,000	82,652
Sinopec Shanghai Petrochemical Co. Ltd., Class H	564,000	287,501
Sinopharm Group Co. Ltd., Class H	232,000	1,126,592
Sinotrans Ltd., Class H	73,000	34,375
Tencent Holdings Ltd.	2,100	55,655
Tianjin Capital Environmental Protection Group Co. Ltd.	36,000	20,091
Tianneng Power International Ltd.	286,000	258,174
Weichai Power Co. Ltd., Class H	129,400	195,211
Zhejiang Expressway Co. Ltd., Class H	78,000	81,662
ZTE Corp., Class H	272,600	374,542

		9,102,560
Czech Republic
Czech Republic AS	3,789	34,767
Egypt
Global Telecom Holding — GDR	69,653	142,789
Hong Kong
Belle International Holdings Ltd.	218,000	131,646
China Everbright Ltd.	30,000	58,667

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2016	19

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Hong Kong (continued)
China Power International Development Ltd.	524,000	$190,550
China Resources Land Ltd.	26,000	64,572
Geely Automobile Holdings Ltd.	555,000	571,068
Haier Electronics Group Co. Ltd.	273,000	440,003
KWG Property Holding Ltd.	106,000	61,334
Nine Dragons Paper Holdings Ltd.	75,000	60,976
Shimao Property Holdings Ltd.	67,500	90,037

		1,668,853
Hungary
MOL Hungarian Oil & Gas PLC	160	10,263
Indonesia
Gudang Garam Tbk PT	18,200	94,695
Matahari Department Store Tbk PT	153,800	212,100
Telekomunikasi Indonesia Persero Tbk PT	1,677,100	541,491
Telekomunikasi Indonesia Persero Tbk PT — ADR	12,745	414,085

		1,262,371
Malaysia
Astro Malaysia Holdings Bhd	25,200	17,120
MISC Bhd	669,700	1,200,511
Tenaga Nasional Bhd	210,800	720,589
Top Glove Corp. Bhd	551,200	649,978

		2,588,198
Netherlands
Yandex NV, Class A	639	12,582
Philippines
Globe Telecom, Inc.	18,165	668,114
Metro Pacific Investments Corp.	7,512,000	1,118,630
PLDT, Inc. — ADR	330	10,494

		1,797,238
Poland
Polskie Gornictwo Naftowe i Gazownictwo SA	25,509	32,657
Russia
Aeroflot — Russian Airlines OJSC	43,300	88,728
Alrosa PJSC	124,100	173,626
Lukoil PJSC	301	14,688
Lukoil PJSC — ADR	5,188	252,356
Magnitogorsk Iron & Steel Works OJSC	267,800	134,303
MegaFon PJSC — GDR	4,167	39,712
Novolipetsk Steel OJSC — GDR	3,628	58,797
Severstal PAO — GDR	18,127	255,614
Severstal PJSC	780	10,908
Tatneft PAO — ADR	1,772	59,145

	Shares	Value
Reference Entity — Long (continued)
Russia (continued)
Tatneft PJSC	12,320	$68,995

		1,156,872
South Africa
Anglo American Platinum Ltd.	353	8,346
Clicks Group Ltd.	16,432	152,941
Gold Fields Ltd. — ADR	5,196	21,563
Pick n Pay Stores Ltd.	37,237	182,446
Redefine Properties Ltd.	96,634	82,689
Sappi Ltd.	22,447	124,856
Sibanye Gold Ltd.	72,769	202,426
Standard Bank Group Ltd.	14,653	155,546
Tsogo Sun Holdings Ltd.	33,373	75,879

		1,006,692
South Korea
Hyundai Development Co-Engineering & Construction	22,437	948,807
Hyundai Wia Corp.	4,506	309,123
Kangwon Land, Inc.	15,309	507,368
KT Corp. — ADR	45,686	730,519
LG Electronics, Inc.	3,746	156,161
Lotte Chemical Corp.	1,320	331,653
NAVER Corp.	1,762	1,318,267
Poongsan Corp.	13,515	410,680
POSCO	228	47,440
Posco ICT Co. Ltd.	1	5
S-Oil Corp.	292	19,955
Shinhan Financial Group Co. Ltd. — ADR	9,174	354,483
SK Networks Co. Ltd.	21,796	123,874

		5,258,335
Taiwan
AU Optronics Corp.	422,000	160,283
China Life Insurance Co. Ltd.	26,000	23,966
Compal Electronics, Inc.	97,000	57,678
Elite Advanced Laser Corp.	25,640	93,223
Formosa Chemicals & Fibre Corp.	90,000	267,210
Formosa Petrochemical Corp.	177,000	590,981
Foxconn Technology Co. Ltd.	699,182	2,026,797
Fubon Financial Holding Co. Ltd.	477,000	674,911
Hon Hai Precision Industry Co. Ltd.	139,320	376,326
Hon Hai Precision Industry Co. Ltd. — GDR	51,229	277,149
Lite-On Technology Corp.	227,128	325,611
MediaTek, Inc.	40,000	303,196
Novatek Microelectronics Corp.	55,000	205,930
Powertech Technology, Inc.	45,000	128,394
Sitronix Technology Corp.	336,000	1,243,326
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	11,820	367,602

20	BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Taiwan (continued)
Uni-President Enterprises Corp.	149,000	$287,875
Yuanta Financial Holding Co. Ltd.	166	62

		7,410,520
Thailand
Airports of Thailand PCL	68,000	740,281
The Bangchak Petroleum PCL	205,200	177,364
Charoen Pokphand Foods PCL	86,100	77,496
Pruksa Real Estate PCL	455,800	300,849
PTT Exploration & Production PCL, Foreign Registered Shares	321,300	764,290
PTT Global Chemical PCL, Foreign Registered Shares	79,100	135,610
Thai Oil PCL — NVDR	72,300	144,610
Thai Union Group PCL	43,300	26,848

		2,367,348
Turkey
Arcelik AS	336,588	2,223,727
Enka Insaat ve Sanayi AS	320,572	489,616
Eregli Demir ve Celik Fabrikalari TAS	405,830	551,808
Ford Otomotiv Sanayi	964	9,848
KOC Holding AS	8,808	36,739
TAV Havalimanlari Holding AS	87,982	361,708
Turkiye Is Bankasi, Class C	6,397	10,387
Yapi ve Kredi Bankasi	21,807	26,107

		3,709,940
United Arab Emirates
Aldar Properties PJSC	273,141	195,532
United States
AES Corp.	14,339	168,770
Genpact Ltd.	22,968	528,034

		696,804
Total Reference Entity — Long		40,929,182

Reference Entity — Short
Brazil
Cielo SA	(26,700)	(271,015)
Cosan Ltd. — A Shares	(11,249)	(100,116)
Rumo Logistica Operadora Multimodal SA	(64,600)	(144,500)
Vale SA — ADR	(42,639)	(274,595)
WEG SA	(123,400)	(680,401)

		(1,470,627)
China
58.com, Inc. — ADR	(56,043)	(2,345,400)
CGN Power Co. Ltd.	(96,000)	(28,027)

	Shares	Value
Reference Entity — Short (continued)
China (continued)
China Longyuan Power Group Corp., Class H	(12,000)	$(9,149)
China National Building Material Co. Ltd., Class H	(764,000)	(348,634)
China Oilfield Services Ltd.	(16,000)	(15,356)
China Shanshui Cement Group Ltd.	(2,538,622)	(163,665)
China Tian Lun Gas Holdings Ltd.	(16,500)	(14,808)
Ctrip.com International Ltd. — ADR	(67,870)	(2,996,461)
Fang Holdings Ltd. — ADR	(15,524)	(51,695)
Fosun International Ltd.	(477,972)	(692,130)
Huaneng Renewables Corp. Ltd.	(34,000)	(11,393)
JD.com, Inc. — ADR	(115,196)	(2,989,336)
Li Ning Co. Ltd.	(14,500)	(10,337)
Qunar Cayman Islands Ltd. — ADR	(2,641)	(78,094)
Sichuan Expressway Co. Ltd.	(278,000)	(111,631)
SOHO China Ltd.	(53,500)	(27,587)
TAL Education Group, ADR	(34,395)	(2,801,129)
Zhuzhou CSR Times Electric Co. Ltd.	(12,000)	(58,024)

		(12,752,856)
Hong Kong
Alibaba Pictures Group Ltd.	(2,210,000)	(435,025)
Brilliance China Automotive Holdings Ltd.	(2,000)	(2,379)
China Everbright International Ltd.	(6,000)	(7,172)
China Gas Holdings Ltd.	(16,000)	(24,354)
China Mengniu Dairy Co. Ltd.	(7,000)	(13,223)
China Merchants Holdings International Co. Ltd.	(20,552)	(53,136)
CITIC Ltd.	(5,000)	(7,175)
COSCO Pacific Ltd.	(82,000)	(81,296)
Hopewell Highway Infrastructure Ltd.	(299,000)	(159,865)
Tongda Group Holdings Ltd.	(420,000)	(110,828)
Towngas China Co. Ltd.	(138,000)	(77,646)

		(972,099)
India
Reliance Industries Ltd. — GDR	(10,432)	(330,694)
Mexico
Grupo Televisa SAB — ADR	(8,243)	(202,201)
Monaco
GasLog Ltd.	(36,739)	(563,944)
Russia
MMC Norilsk Nickel PJSC — ADR	(4,088)	(61,661)
South Africa
Nampak Ltd.	(217,065)	(302,719)
Woolworths Holdings Ltd.	(54,970)	(318,361)

		(621,080)

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2016	21

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
South Korea
Cheil Industries, Inc.	(11,373)	$(1,603,069)
Dongbu Insurance Co. Ltd.	(797)	(49,441)
GS Holdings	(7,976)	(354,841)
Hyundai Department Store Co. Ltd.	(1,715)	(175,940)
Hyundai Motor Co.	(4,972)	(607,029)
KCC Corp.	(66)	(23,301)
Korea Aerospace Industries Ltd.	(3,700)	(208,980)
LG Display Co. Ltd. — ADR	(12,446)	(149,476)
NCSoft Corp.	(7,698)	(1,778,305)
Orion Corp	(303)	(189,112)
Samsung Electro-Mechanics Co. Ltd.	(11,749)	(482,319)
Samsung Life Insurance Co. Ltd.	(467)	(45,065)
Samsung SDI Co. Ltd.	(17,194)	(1,415,174)

		(7,082,052)
Taiwan
Delta Electronics, Inc.	(312,489)	(1,645,122)
Far Eastern New Century Corp.	(658,640)	(509,618)
Shin Kong Financial Holding Co. Ltd.	(1,512,000)	(327,699)
United Microelectronics Corp.	(1,239,000)	(461,161)
United Microelectronics Corp. — ADR	(46,445)	(88,246)

		(3,031,846)
Thailand
Advanced Info Service PCL	(1,400)	(6,141)
Turkey
Tupras Turkiye Petrol Rafinerileri AS	(16,667)	(339,906)
Turkcell Iletisim Hizmetleri AS — ADR	(91,676)	(735,241)

		(1,075,147)
Total Reference Entity — Short		(28,170,348)
Net Value of Reference Entity — UBS AG		12,758,834

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG as of October 31, 2016, expiration date 5/19/17:

Reference Entity — Long
Australia
Amcor Ltd.	648	7,233
Cochlear Ltd.	263	25,553
Mineral Resources Ltd.	1,090	9,589

		42,375
Austria
Andritz AG	523	27,345

	Shares	Value
Reference Entity — Long (continued)
Austria (continued)
Erste Group Bank AG	354	$11,101
Raiffeisen Bank International AG	620	10,154
Vienna Insurance Group AG	101	1,991

		50,591
Belgium
NV Bekaert SA	439	19,516
Bermuda
Nabors Industries Ltd.	1,751	20,837
Canada
Bank of Nova Scotia	2,609	140,205
Barrick Gold Corp.	6,547	115,193
Canfor Corp.	340	3,772
Finning International, Inc.	52	968
West Fraser Timber Co. Ltd.	496	16,981
Yamana Gold, Inc.	8,601	30,715

		307,834
Finland
Huhtamaki OYJ	32	1,291
Kone OYJ, Class B	1,787	82,223
UPM-Kymmene OYJ	3,548	82,532

		166,046
France
Air France — KLM	8,369	51,015
BioMerieux	138	20,105
Faurecia	427	15,740
Ipsen SA	563	38,921
Nexans SA	526	29,899
Peugeot SA	424	6,350
Renault SA	520	45,220
Rubis SCA	32	2,918
Sodexo SA	11	1,277
Teleperformance	630	66,564
Thales SA	1,717	161,544

		439,553
Germany
Aurubis AG	39	2,033
Deutsche Post AG, Registered Shares	1,322	40,997
Evonik Industries AG	3,115	97,551
Henkel AG & Co. KGaA	37	4,077
Henkel AG & Co. KGaA Preference Shares	647	83,159
Hochtief AG	9	1,229
Lanxess AG	420	26,932
Leoni AG	724	27,461
NORMA Group AG	492	22,639
Rheinmetall AG	2,444	169,657

22	BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Germany (continued)
Siemens AG, Registered Shares	483	$54,877

		530,612
Hong Kong
CLP Holdings Ltd.	12,500	127,062
Hong Kong Exchanges & Clearing Ltd.	4	106
Hopewell Holdings Ltd.	18,500	64,776
Kerry Properties Ltd.	1,000	3,166
New World Development Co. Ltd.	16,000	19,892
Sun Hung Kai Properties Ltd.	5,000	74,456
Texwinca Holdings Ltd.	18,000	12,616
Xinyi Glass Holdings Ltd.	6,000	5,159

		307,233
Ireland
Experian PLC	850	16,341
Italy
Atlantia SpA	43	1,053
DiaSorin SpA	53	3,257
Recordati SpA	693	19,597
Saipem SpA	39,278	16,152

		40,059
Japan
Ajinomoto Co., Inc.	1,100	24,461
Amada Holdings Co. Ltd.	1,000	11,391
Astellas Pharma, Inc.	2,700	40,073
Denki Kagaku Kogyo KK	5,000	22,683
DIC Corp.	4,200	127,226
Electric Power Development Co. Ltd.	200	4,657
Fujifilm Holdings Corp.	1,800	68,060
Hitachi Ltd.	7,000	37,316
Japan Steel Works Ltd.	900	19,331
JSR Corp.	600	9,118
JTEKT Corp.	900	13,319
Kaneka Corp.	1,000	8,274
Kawasaki Heavy Industries Ltd.	3,000	8,763
Konica Minolta, Inc.	900	8,061
Kurita Water Industries Ltd.	100	2,367
Lintec Corp.	1,600	34,850
Mazda Motor Corp.	500	8,292
Mitsubishi Chemical Holdings Corp.	14,600	95,862
Mitsubishi Materials Corp.	700	20,056
Mitsui Chemicals, Inc.	4,000	19,699
Mitsui Engineering & Shipbuilding Co. Ltd.	2,000	2,779
Nagase & Co. Ltd.	400	5,116
Nikon Corp.	1,100	16,624
Nissin Electric Co. Ltd.	100	1,333

	Shares	Value
Reference Entity — Long (continued)
Japan (continued)
NSK Ltd.	100	$1,112
NTN Corp.	1,000	3,785
OKUMA Corp.	1,000	8,368
Penta-Ocean Construction Co. Ltd.	5,300	31,583
Rohm Co. Ltd.	600	31,539
Sumitomo Chemical Co. Ltd.	12,000	56,753
Sumitomo Corp.	100	1,150
Sumitomo Electric Industries Ltd.	2,900	42,843
Taiyo Yuden Co Ltd.	700	7,478
Teijin Ltd.	2,600	50,236
Tokai Rika Co. Ltd.	300	5,626
TonenGeneral Sekiyu KK	12,000	118,158
Toyota Boshoku Corp.	200	5,042
Toyota Tsusho Corp.	400	9,443
TS Tech Co. Ltd.	700	18,768
Ube Industries Ltd.	17,000	35,081
Yamato Kogyo Co. Ltd.	500	14,077

		1,050,753
Netherlands
Akzo Nobel NV	262	16,928
ASM International NV	188	8,019
BE Semiconductor Industries NV	563	18,341
Koninklijke Boskalis Westminster NV	777	25,059

		68,347
Norway
Subsea 7 SA	6,568	73,524
TGS Nopec Geophysical Co. ASA	488	9,871

		83,395
Singapore
Jardine Cycle & Carriage Ltd.	1,900	57,536
Singapore Airlines Ltd.	1,300	9,460
Venture Corp. Ltd.	9,100	62,164

		129,160
Spain
ACS Actividades de Construccion y Servicios SA	1,346	41,172
Amadeus IT Group SA	47	2,212
Ebro Foods SA	3,750	80,863

		124,247
Sweden
BillerudKorsnas AB	419	6,881
Electrolux AB, Class B	5,930	140,353
Saab AB	1,293	45,795
Securitas AB, Class B	3,114	48,061

		241,090

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2016	23

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Switzerland
Adecco SA, Registered Shares	445	$26,424
Dorma & Kaba Holding AG	1	695
Georg Fischer AG, Registered Shares	126	111,711
Glencore PLC	16,507	50,530
Logitech International SA, Registered Shares	4,588	110,968
Lonza Group AG, Registered Shares	253	47,741
Schindler Holding AG, Participation Certificates	89	16,534
Sika AG, Bearer Shares	20	96,129
STMicroelectronics NV	697	6,615
Straumann Holding AG, Registered Shares	437	163,958
TE Connectivity Ltd.	1,001	62,933

		694,238
Switzerland
Transocean Ltd.	1,038	9,975
United Kingdom
Associated British Foods PLC	1,160	34,892
Compass Group PLC	1,093	19,777
Ensco PLC, Class A	889	6,952
G4S PLC	4,564	12,260
Halma PLC	1,562	19,997
Imperial Brands PLC	3,874	187,392
Inchcape PLC	9,375	74,538
Inmarsat PLC	2,943	25,245
Intertek Group PLC	2,233	93,165
Johnson Matthey PLC	1,907	79,490
Man Group PLC	14,407	21,964
Petrofac Ltd.	297	2,925
RELX PLC	2,183	38,967
Sage Group PLC	5,931	52,329
Spirax-Sarco Engineering PLC	2,119	114,246

		784,139
United States
Accenture PLC, Class A	142	16,506
Adobe Systems, Inc.	371	39,886
Agilent Technologies, Inc.	1,681	73,241
Applied Materials, Inc.	295	8,579
Archer-Daniels-Midland Co.	3,671	159,946
Arrow Electronics, Inc.	67	4,095
Avery Dennison Corp.	1,243	86,749
Baker Hughes, Inc.	831	46,037
Baxter International, Inc.	2,438	116,024
C.R. Bard, Inc.	59	12,784
Dolby Laboratories, Inc., Class A	34	1,618
Dril-Quip, Inc.	250	11,875

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Eaton Corp. PLC	582	$37,114
F5 Networks, Inc.	364	50,309
FedEx Corp.	479	83,499
Fluor Corp.	617	32,078
Harman International Industries, Inc.	371	29,572
Hasbro, Inc.	1,939	161,732
HP, Inc.	5,985	86,723
Ingersoll-Rand PLC	2,381	160,218
International Business Machines Corp.	457	70,236
Kellogg Co.	41	3,080
KLA-Tencor Corp.	173	12,994
Lear Corp.	1,768	217,075
Maxim Integrated Products, Inc.	3,216	127,450
McCormick & Co., Inc.	2,083	199,697
Mettler-Toledo International, Inc.	33	13,335
Morgan Stanley	1,591	53,410
Omnicom Group, Inc.	1,199	95,704
Penske Automotive Group, Inc.	179	8,010
Principal Financial Group, Inc.	1,462	79,825
Prudential Financial, Inc.	78	6,614
Red Hat, Inc.	615	47,632
Texas Instruments, Inc.	2,841	201,285
United Parcel Service, Inc., Class B	718	77,372
UnitedHealth Group, Inc.	846	119,565
VeriSign, Inc.	675	56,714
VMware, Inc., Class A	180	14,148
Wal-Mart Stores, Inc.	509	35,640
Whirlpool Corp.	783	117,309
Xerox Corp.	5,586	54,575
Xilinx, Inc.	5,063	257,555

		3,087,810
Total Reference Entity — Long		8,214,151

Reference Entity — Short
Australia
ALS Ltd.	(4,754)	(22,463)
Ansell Ltd.	(611)	(10,066)
Atlassian Corp. PLC, Class A	(374)	(10,046)
BHP Billiton PLC	(5,219)	(78,478)
Incitec Pivot Ltd.	(10,671)	(23,867)
Insurance Australia Group Ltd.	(22,490)	(94,026)
OceanaGold Corp.	(14,047)	(42,938)

		(281,884)
Austria
Ams AG	(285)	(7,980)
Canada
IMAX Corp.	(128)	(3,872)

24	BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Canada (continued)
Methanex Corp.	(188)	$(6,833)
Parex Resources, Inc.	(5,858)	(67,389)
Potash Corp. of Saskatchewan, Inc.	(193)	(3,138)
Silver Wheaton Corp.	(5,217)	(125,709)

		(206,941)
Denmark
AP Moeller — Maersk A/S	(39)	(58,883)
NKT Holding A/S	(360)	(24,237)
Novozymes A/S, — B Shares	(3,703)	(137,369)

		(220,489)
France
Air Liquide SA	(832)	(84,542)
Airbus Group SE	(2,006)	(119,116)
Bollore SA	(28,924)	(95,225)
Bureau Veritas SA	(11,544)	(218,033)
Essilor International SA	(610)	(68,548)
Ingenico Group SA	(749)	(59,244)
Pernod Ricard SA	(41)	(4,876)
Sanofi	(513)	(39,921)

		(689,505)
Germany
Axel Springer SE	(898)	(44,989)
Bayerische Motoren Werke AG	(710)	(57,439)
Fraport AG Frankfurt Airport Services Worldwide	(1,694)	(100,557)
GEA Group AG	(3,273)	(126,769)
HeidelbergCement AG	(139)	(13,149)
Hella KGaA Hueck & Co.	(176)	(6,717)
Krones AG	(299)	(30,498)
Merck KGaA	(1,551)	(159,645)
Symrise AG	(560)	(38,458)
ThyssenKrupp AG	(1,898)	(44,039)
Volkswagen AG	(151)	(21,040)

		(643,300)
Hong Kong
Bank of East Asia Ltd.	(200)	(804)
Hong Kong & China Gas Co. Ltd.	(1,100)	(2,149)
Hong Kong Exchanges and Clearing Ltd.	(4)	(106)
Jardine Strategic Holdings Ltd.	(200)	(7,017)
Shun Tak Holdings Ltd.	(4,000)	(1,348)

		(11,424)
Ireland
Adient PLC	(2)	(109)

	Shares	Value
Reference Entity — Short (continued)
Israel
Orbotech Ltd.	(354)	$(9,700)
Italy
Finmeccanica SpA	(3,168)	(38,575)
Japan
Asahi Intecc Co. Ltd.	(100)	(4,331)
Asics Corp.	(200)	(4,268)
Brother Industries Ltd.	(200)	(3,670)
Daifuku Co. Ltd.	(600)	(10,841)
Ebara Corp.	(1,600)	(47,499)
Eisai Co. Ltd.	(200)	(12,745)
Fuji Oil Holdings, Inc.	(2,400)	(46,283)
Hitachi Kokusai Electric, Inc.	(800)	(15,979)
Horiba Ltd.	(300)	(14,346)
Hoshizaki Corp.	(800)	(72,199)
Isuzu Motors Ltd.	(4,900)	(60,609)
Japan Tobacco, Inc.	(600)	(22,812)
JGC Corp.	(1,900)	(33,588)
Kawasaki Kisen Kaisha Ltd.	(36,000)	(89,060)
Koito Manufacturing Co. Ltd.	(800)	(42,001)
Kyoritsu Maintenance Co. Ltd.	(100)	(5,999)
Maruichi Steel Tube Ltd.	(1,100)	(35,465)
Nabtesco Corp.	(1,400)	(41,813)
Nexon Co. Ltd.	(2,800)	(47,664)
Nifco, Inc.	(100)	(5,759)
Nihon Kohden Corp.	(700)	(17,062)
Nippon Paint Co. Ltd.	(800)	(27,202)
Nissin Foods Holdings Co. Ltd.	(300)	(17,364)
NOK Corp.	(700)	(15,775)
Omron Corp.	(100)	(3,838)
Pilot Corp.	(100)	(4,471)
Ryohin Keikaku Co. Ltd.	(100)	(21,360)
Shin-Etsu Chemical Co. Ltd.	(100)	(7,582)
Shiseido Co. Ltd.	(500)	(12,897)
Sojitz Corp.	(1,900)	(4,986)
Stanley Electric Co. Ltd.	(500)	(13,767)
Sumco Corp.	(2,700)	(28,249)
Sumitomo Metal Mining Co. Ltd.	(1,000)	(12,995)
Sumitomo Rubber Industries Ltd.	(1,500)	(25,164)
Sysmex Corp.	(700)	(48,511)
TDK Corp.	(100)	(6,905)
Terumo Corp.	(1,500)	(58,008)
Toshiba Corp.	(16,000)	(57,933)
Toyoda Gosei Co. Ltd.	(200)	(4,583)
Unicharm Corp.	(3,700)	(87,983)
Yakult Honsha Co. Ltd.	(200)	(9,325)
Yokohama Rubber Co. Ltd.	(1,000)	(17,363)

		(1,120,254)
Netherlands
InterXion Holding NV	(897)	(33,395)
Royal Dutch Shell PLC, — A Shares	(3,392)	(84,485)
Royal Dutch Shell PLC, — B Shares	(5,250)	(135,411)

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2016	25

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Netherlands (continued)
SBM Offshore NV	(4,389)	$(63,001)

		(316,292)
Norway
Norwegian Air Shuttle ASA	(643)	(21,683)
Singapore
Ascendas Real Estate Investment Trust	(5,100)	(8,691)
Global Logistic Properties Ltd.	(25,100)	(31,939)
Golden Agri-Resources Ltd.	(90,500)	(24,990)
Hutchison Port Holdings Trust	(10,700)	(4,753)
Keppel Corp. Ltd.	(10,400)	(39,329)
Singapore Technologies Engineering Ltd.	(9,100)	(20,458)
Singapore Telecommunications Ltd.	(44,800)	(124,854)
Wing Tai Holdings Ltd.	(2,500)	(3,046)

		(258,060)
Spain
Atlantica Yield PLC	(93)	(1,672)
Banco Bilbao Vizcaya Argentaria SA	(7,158)	(51,528)
Ferrovial SA	(7,528)	(146,253)
Ferrovial SA	(15,056)	(6,446)
Indra Sistemas SA	(337)	(4,168)

		(210,067)
Sweden
Hexagon AB, — B Shares	(2,348)	(82,161)
Switzerland
Chocoladefabriken Lindt & Spruengli AG	(24)	(238,338)
Cie Financiere Richemont SA	(673)	(43,267)
Credit Suisse Group AG	(3,941)	(54,988)
Dufry AG	(2,072)	(252,074)
LafargeHolcim Ltd.	(341)	(18,189)
OC Oerlikon Corp. AG	(1,490)	(14,007)
SGS SA	(17)	(34,410)
Swatch Group AG	(1,284)	(205,056)

		(860,329)
United Kingdom
Aggreko PLC	(702)	(6,864)
Essentra PLC	(1,138)	(7,093)
HSBC Holdings PLC	(19,489)	(146,774)
John Wood Group PLC	(3,309)	(31,102)
Kazakhmys PLC	(1,222)	(4,269)
Micro Focus International PLC	(2,867)	(75,074)
Next PLC	(169)	(9,943)
Old Mutual PLC	(1,452)	(3,572)

	Shares	Value
Reference Entity — Short (continued)
United Kingdom (continued)
Rolls-Royce Holdings PLC	(56,693)	$(69)
Rotork PLC	(10,426)	(26,010)
RPC Group PLC	(3,836)	(44,484)
Tesco PLC	(25,348)	(65,289)

		(420,543)
United States
Advanced Micro Devices, Inc.	(1,723)	(12,457)
American Tower Corp.	(1,503)	(176,137)
Apple, Inc.	(289)	(32,813)
Axalta Coating Systems Ltd.	(3,283)	(82,469)
Ball Corp.	(3,066)	(236,297)
Cavium, Inc.	(579)	(32,685)
CF Industries Holdings, Inc.	(255)	(6,122)
Cheniere Energy, Inc.	(811)	(30,575)
Cirrus Logic, Inc.	(1,160)	(62,617)
Coherent, Inc.	(76)	(7,913)
Cooper Cos., Inc.	(113)	(19,892)
Coty, Inc., Class A	(487)	(11,196)
Cree, Inc.	(359)	(8,006)
Crown Holdings, Inc.	(171)	(9,277)
Dentsply Sirona, Inc.	(1,394)	(80,253)
Discovery Communications, Inc.	(145)	(3,786)
Donaldson Co., Inc.	(253)	(9,240)
Eastman Chemical Co.	(2,307)	(165,896)
Ecolab, Inc.	(545)	(62,223)
Edgewell Personal Care Co.	(760)	(57,304)
Energizer Holdings, Inc.	(1,765)	(82,090)
Expedia, Inc.	(867)	(112,042)
FMC Corp.	(1,562)	(73,242)
General Electric Co.	(3,504)	(101,966)
Graco, Inc.	(201)	(15,055)
Halliburton Co.	(2,145)	(98,670)
Hewlett Packard Enterprise Co.	(982)	(22,065)
IDEX Corp.	(60)	(5,186)
Illumina, Inc.	(632)	(86,040)
Integrated Device Technology, Inc.	(1,096)	(22,698)
Johnson Controls International PLC	(24)	(968)
Littelfuse, Inc.	(958)	(133,641)
Mentor Graphics Corp.	(413)	(11,936)
Microsemi Corp.	(2,932)	(123,525)
Monolithic Power Systems, Inc.	(213)	(16,786)
National Oilwell Varco, Inc.	(630)	(20,223)
Newell Rubbermaid, Inc.	(47)	(2,257)
PerkinElmer, Inc.	(1,464)	(74,503)
PPG Industries, Inc.	(34)	(3,166)
Procter & Gamble Co.	(100)	(8,680)
PTC, Inc.	(584)	(27,705)
PVH Corp.	(324)	(34,661)
Royal Gold, Inc.	(174)	(11,975)
Sabre Corp.	(232)	(5,993)
Salesforce.com, Inc.	(68)	(5,111)
Schlumberger Ltd.	(495)	(38,724)

26	BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Sealed Air Corp.	(360)	$(16,427)
Skyworks Solutions, Inc.	(233)	(17,927)
Teradyne, Inc.	(2,195)	(51,122)
Terex Corp.	(718)	(17,146)
Total System Services, Inc.	(3,387)	(168,944)
Trimble Navigation Ltd.	(1,912)	(52,848)
Universal Display Corp.	(427)	(22,076)
Wynn Resorts Ltd.	(915)	(86,513)
Xylem, Inc.	(1,155)	(55,821)
Zebra Technologies Corp., Class A	(454)	(29,891)

		(2,764,781)
Total Reference Entity — Short		(8,164,077)
Net Value of Reference Entity — UBS AG		50,074

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2016	27

Schedule of Investments (concluded)	BlackRock Emerging Markets Long/Short Equity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities	$183,401,696	—	—	$183,401,696

Derivative Financial Instruments[1]
Assets:
Equity contracts	—	$14,922,198	—	$14,922,198
Liabilities:
Equity contracts	—	(5,468,950)	—	(5,468,950)

Total	—	$9,453,248	—	$9,453,248

[1] Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for OTC derivatives	$1,920,000	—	—	$1,920,000
Liabilities:
Cash received as collateral for OTC derivatives	—	$(6,928,031)	—	(6,928,031)

Total	$1,920,000	$(6,928,031)	—	$(5,008,031)

During the period ended October 31, 2016, there were no transfers between levels.

28	BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2016

Schedule of Investments October 31, 2016 (Unaudited)	BlackRock Global Long/Short Equity Fund (Percentages shown are based on Net Assets)

Preferred Securities	Shares	Value
Preferred Stocks
United States — 0.8%
AliphCom, 0.00% (a)(b):
Series 6 (acquired 12/15/15, cost $0)	8,264	—
Series 8 (acquired 3/10/15, cost $1,750,010)	823,530	$8
Illumio, Inc., Series C, 0.00% (acquired 3/10/15, cost $1,500,001) (a)(b)	466,730	1,451,531
Palantir Technologies, Inc., Series I, 0.00% (acquired 6/05/14, cost $1,999,998) (a)(b)	326,264	2,701,466
Uber Technologies, Inc., Series E, 0.00% (acquired 12/04/14, cost $1,499,957) (a)(b)	45,020	2,229,390
Total Preferred Stocks — 0.8%		6,382,395
Total Long-Term Investments (Cost — $6,749,966) — 0.8%		6,382,395

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.22% (c)(d)	808,596,652	$808,596,652
Total Short-Term Securities (Cost — $808,596,652) — 97.7%		808,596,652
Options Purchased (Cost — $1,794,749) — 0.2%		1,529,496
Total Investments (Cost — $817,141,367) — 98.7%		816,508,543
Other Assets Less Liabilities — 1.3%		11,119,825

Net Assets — 100.0%		$827,628,368

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $6,382,395, and an original cost of $6,749,966, which was 0.08% of its net assets.

(c)	During the period ended October 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at October 31, 2016	Value at October 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,044,984,235	(1,044,984,235)	—	—	$326,809
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	808,596,652	808,596,652	$808,596,652	315,017
Total				$808,596,652	$641,826

(d)	Represents the current yield as of report date.

Portfolio Abbreviations

ADR	American Depository Receipt
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipt
HIBOR	Hong Kong Interbank Offered Rate
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
USD	U.S. Dollar

BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	OCTOBER 31, 2016	1

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(148)	AEX Index	November 2016	$14,661,026	$39,066
(162)	CAC 40 Index	November 2016	$8,014,159	8,598
(45)	Hang Seng Index	November 2016	$6,645,080	163,081
(75)	IBEX 35 Index	November 2016	$7,514,293	29,723
(394)	OMX Stockholm 30 Index	November 2016	$6,302,281	19,629
40	SGX MSCI Singapore Index	November 2016	$886,110	(8,386)
169	DAX Index	December 2016	$49,519,872	1,033,589
588	FTSE 100 Index	December 2016	$49,868,873	1,285,429
(78)	FTSE/MIB Index	December 2016	$7,324,322	(106,223)
(77)	S&P 500 E-Mini Index	December 2016	$8,162,385	69,381
(153)	S&P/TSX 60 Index	December 2016	$19,768,061	(264,795)
291	SPI 200 Index	December 2016	$29,275,342	(478,794)
123	Topix Index	December 2016	$16,361,686	430,491
Total				$2,220,789

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price	Contracts	Value
S&P 500 Index	Put	Bank of America NA	11/18/16	$2,150.00	35,040	$1,529,496

OTC Total Return Swaps

Reference Entity	Fixed Amount[1]		Counterparty	Effective Date	Expiration Date	Contract Amount	Value	Premiums Paid (Received)	Unrealized Appreciation
Swiss Market IX Future December 2016	CHF	1,097,541	Morgan Stanley & Co. International	10/25/16	12/16/16	CHF 14	$1,496	—	$1,496

[1]	Fund pays the total return of the reference entity and receives the fixed amount. Net payment made at termination.

2	BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

OTC Total Return Swaps1

Reference Entity	Counterparty	Expiration Dates	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities
Equity Securities Long/Short:	Bank of America N.A.	3/28/17 – 4/19/18	$20,895,017	$1,117,094	[2]	$21,595,810
	Bank of America N.A.	11/07/17	$(1,662,171)	(881,168)[3]		(2,148,621)
	Deutsche Bank AG	1/04/17 – 5/02/17	$19,517,797	4,417,421	[4]	18,964,418
	Goldman Sachs & Co.	11/28/16 – 3/05/18	$23,398,079	(1,214,781)[5]		21,604,158
	Goldman Sachs & Co.	6/14/17 – 3/05/18	$2,196,335	17,771	[6]	2,124,820
	UBS AG	4/13/17	$3,877,458	21,573,105	[7]	25,040,942
Total				$25,029,442		$87,181,527

[1]

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-1,150 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Garban Intercapital Federal Funds Rate Open
Hong Kong Dollar HIBOR Fixings 1 Week
Hong Kong Dollar HIBOR Fixings 2 Week
Tokyo Interbank Offered Rate 1 Week
Intercontinental Exchange LIBOR:

EUR 1 Week, EUR Overnight

GBP 1 Week, GBP Overnight

JPY 1 Week; JPY Spot Next

USD 1 Week

[2]	Amount includes $ 416,301 of net dividends and financing fees.

[3]	Amount includes $ (394,718) of net dividends and financing fees.

[4]	Amount includes $ 4,970,800 of net dividends and financing fees.

[5]	Amount includes $ 579,140 of net dividends and financing fees.

[6]	Amount includes $ 89,286 of net dividends and financing fees.

[7]	Amount includes $ 409,621 of net dividends and financing fees.

BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	OCTOBER 31, 2016	3

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America N.A. as of October 31, 2016, expiration dates 3/28/17 – 4/19/18:

	Shares	Value
Reference Entity — Long
Australia
Caltex Australia Ltd.	24,613	$572,923
Cochlear Ltd.	212	20,598
Platinum Asset Management Ltd.	72,191	273,403
Regis Resources Ltd.	135,555	341,863
St Barbara Ltd.	104,364	213,008

		1,421,795
Austria
Andritz AG	2,746	143,576
Canada
B2Gold Corp.	12,164	35,187
Canfor Corp.	1,845	20,468
CGI Group, Inc., Class A	1,186	56,333
Dollarama, Inc.	1,056	78,911
Parkland Fuel Corp.	1,481	34,593
Saputo, Inc.	249	8,948
West Fraser Timber Co. Ltd.	2,719	93,086

		327,526
China
FIH Mobile Ltd.	303,000	99,991
France
Faurecia	2,360	86,993
Ipsen SA	2,644	182,783
Nexans SA	2,495	141,822
Peugeot SA	239,468	3,586,036
Renault SA	965	83,918
Teleperformance	271	28,633

		4,110,185
Germany
Aurubis AG	2,380	124,085
Deutsche Euroshop AG	1,095	47,326
Evonik Industries AG	19,100	598,145
Kloeckner & Co. SE	9,017	112,603
Leoni AG	18,071	685,423
Rheinmetall AG	801	55,603
Wacker Chemie AG	1,379	123,026

		1,746,211
Hong Kong
Hang Lung Properties Ltd.	59,000	129,747
Henderson Land Development Co. Ltd.	1,000	5,915
Kerry Properties Ltd.	112,500	356,221
New World Development Co. Ltd.	47,000	58,433
Sino Land Co. Ltd.	18,000	30,563

	Shares	Value
Reference Entity — Long (continued)
Hong Kong (continued)
Sun Hung Kai Properties Ltd.	12,000	$178,693
Texwinca Holdings Ltd.	58,000	40,651
Xinyi Glass Holdings Ltd.	202,000	173,687
Yue Yuen Industrial Holdings Ltd.	38,000	144,713

		1,118,623
Ireland
CRH PLC	44,304	1,438,288
Glanbia PLC	3,698	60,243
Greencore Group PLC	53,318	215,159
Smurfit Kappa Group PLC	2,052	44,962

		1,758,652
Italy
Assicurazioni Generali SpA	44,684	577,198
FinecoBank Banca Fineco SpA	72,155	421,671
Mediobanca SpA	5,883	43,095
Unipol Gruppo Finanziario SpA	38,417	117,613

		1,159,577
Japan
Adastria Holdings Co. Ltd.	700	18,325
ASKUL Corp.	600	24,707
Chiba Bank Ltd.	87,000	538,076
Chubu Electric Power Co., Inc.	51,800	762,566
Chugoku Electric Power Co., Inc.	3,500	40,955
Coca-Cola West Co. Ltd.	2,100	62,065
Dai-ichi Life Insurance Co. Ltd.	2,700	39,585
Daito Trust Construction Co. Ltd.	400	67,031
Denki Kagaku Kogyo KK	12,000	54,439
Fujifilm Holdings Corp.	1,500	56,716
Fujikura Ltd.	9,600	56,405
Fukuoka Financial Group, Inc.	38,000	164,444
Hitachi Ltd.	19,000	101,287
Hokuhoku Financial Group, Inc.	23,600	340,189
IT Holdings Corp.	900	20,366
Itochu Techno-Solutions Corp.	7,200	177,561
Japan Display, Inc.	54,600	107,492
K’s Holdings Corp.	15,300	264,781
Kandenko Co. Ltd.	6,000	59,149
Kansai Electric Power Co., Inc.	5,500	52,581
Konami Holdings Corp.	7,800	308,041
Kyushu Electric Power Co. Inc.	20,900	189,909
Lintec Corp.	1,900	41,384
Matsumotokiyoshi Holdings Co. Ltd.	3,000	154,555
Mazda Motor Corp.	10,800	179,105
Mitsubishi Chemical Holdings Corp.	21,100	138,541
Mitsubishi Materials Corp.	800	22,921
Nagase & Co. Ltd.	10,000	127,899
NH Foods Ltd.	8,000	191,709

4	BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Japan (continued)
NS Solutions Corp.	8,700	$165,896
NSK Ltd.	5,100	56,694
NTT Docomo, Inc.	16,000	401,824
Penta-Ocean Construction Co. Ltd.	17,300	103,093
Rengo Co. Ltd.	4,000	25,085
Resona Holdings, Inc.	99,600	441,475
Sankyo Co. Ltd.	20,100	708,103
Sapporo Holdings Ltd.	6,700	189,280
Shikoku Electric Power Co., Inc.	31,300	294,331
Sumitomo Chemical Co. Ltd.	38,000	179,716
Sumitomo Electric Industries Ltd.	16,600	245,240
Sumitomo Forestry Co. Ltd.	28,300	394,226
Sumitomo Mitsui Trust Holdings, Inc.	34,200	1,154,003
Sumitomo Real Estate Sales Co. Ltd.	9,500	214,717
TAG Immobilien AG	2,343	31,243
Taiyo Yuden Co Ltd.	3,600	38,460
Teijin Ltd.	3,200	61,828
Tohoku Electric Power Co., Inc.	13,500	165,400
Tokyo Electric Power Co. Holdings, Inc.	13,400	51,919
TonenGeneral Sekiyu KK	81,000	797,568
Toppan Forms Co. Ltd.	8,900	88,465
Toppan Printing Co. Ltd.	23,000	216,292
Tosoh Corp.	9,000	58,775
Ube Industries Ltd.	84,000	173,341

		10,619,758
Luxembourg
Regus PLC	210,267	639,696
Malta
Unibet Group PLC	48,776	430,764
Netherlands
BE Semiconductor Industries NV	3,050	99,359
PostNL NV	41,570	195,781

		295,140
Norway
Norsk Hydro ASA	137,380	614,190
TGS Nopec Geophysical Co. ASA	6,695	135,422

		749,612
Portugal
CTT — Correios de Portugal SA	41,345	273,569
Singapore
Venture Corp. Ltd.	8,100	55,333
Spain
Acciona SA	977	74,245

	Shares	Value
Reference Entity — Long (continued)
Spain (continued)
Mediaset Espana Comunicacion SA	23,303	$260,043

		334,288
Sweden
Castellum AB	16,574	224,577
Husqvarna AB, Class B	38,608	290,262
Intrum Justitia AB	6,737	207,719
JM AB	916	26,371
Modern Times Group MTG AB, — B Shares	7,550	203,197
Saab AB	7,912	280,224
Skanska AB, Class B	12,514	271,761

		1,504,111
Switzerland
Georg Fischer AG, Registered Shares	343	304,103
Sika AG, Bearer Shares	143	687,323
TE Connectivity Ltd.	10,776	677,487

		1,668,913
United Kingdom
Associated British Foods PLC	6,726	202,312
Barratt Developments PLC	6,948	38,530
Bellway PLC	806	23,324
BT Group PLC	81,591	374,506
Direct Line Insurance Group PLC	171,180	724,189
DS Smith PLC	198,915	969,948
Inchcape PLC	55,415	440,589
Man Group PLC	165,097	251,697
Moneysupermarket.com Group PLC	41,534	132,984
Sage Group PLC	5,478	48,332
WH Smith PLC	7,691	138,434
Worldpay Group PLC	458,983	1,595,164

		4,940,009
United States
Agilent Technologies, Inc.	18,018	785,044
Amdocs Ltd.	3,556	207,848
American Eagle Outfitters, Inc.	67,499	1,150,183
AmerisourceBergen Corp.	1,935	136,069
Applied Materials, Inc.	1,911	55,572
Archer-Daniels-Midland Co.	24,133	1,051,475
Arrow Electronics, Inc.	3,117	190,511
Aspen Technology, Inc.	917	45,153
Atmos Energy Corp.	1,392	103,551
Avery Dennison Corp.	10,968	765,457
Baker Hughes, Inc.	47,846	2,650,668
Bank of Hawaii Corp.	18,620	1,399,293
Best Buy Co., Inc.	4,018	156,340

BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	OCTOBER 31, 2016	5

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Big Lots, Inc.	15,121	$656,251
Brinker International, Inc.	3,687	181,548
Brunswick Corp.	14,105	613,567
BWX Technologies, Inc.	70,676	2,771,913
Cabot Corp.	23	1,199
Cardinal Health, Inc.	35,704	2,452,508
Carlisle Cos., Inc.	583	61,128
Carnival Corp.	47,291	2,321,988
Carter’s, Inc.	2,059	177,774
Cheesecake Factory, Inc.	6,775	360,362
Chicago Bridge & Iron Co. NV	1,596	51,104
Citizens Financial Group, Inc.	53,164	1,400,340
CMS Energy Corp.	4,171	175,808
CONSOL Energy, Inc.	23,859	404,410
Convergys Corp.	18,971	553,953
Domino’s Pizza, Inc.	1,467	248,275
Dr. Pepper Snapple Group, Inc.	1,030	90,424
Dril-Quip, Inc.	8,858	420,755
Duke Realty Corp.	27,183	710,835
Dun & Bradstreet Corp.	2,691	335,971
Eaton Vance Corp.	5,435	190,551
Equifax, Inc.	14,475	1,794,466
Equity Lifestyle Properties, Inc.	13,586	1,030,362
Expeditors International of Washington, Inc.	6,227	320,504
Express Scripts Holding Co.	5,150	347,110
F5 Networks, Inc.	11,234	1,552,651
First American Financial Corp.	5,501	214,869
Fluor Corp.	7,345	381,867
Fortune Brands Home & Security, Inc.	66,958	3,657,916
General Growth Properties, Inc.	12,113	302,219
Groupon, Inc.	6,129	24,455
Harman International Industries, Inc.	2,516	200,550
Helmerich & Payne, Inc.	1,434	90,500
HP, Inc.	30,829	446,712
IDEXX Laboratories, Inc.	198	21,214
Ingersoll-Rand PLC	8,378	563,756
Interpublic Group of Cos., Inc.	91,950	2,058,760
Intuit, Inc.	7,703	837,624
Juniper Networks, Inc.	11,216	295,429
KLA-Tencor Corp.	806	60,539
Kohl’s Corp.	55,328	2,420,600
Landstar System, Inc.	579	41,196
Laredo Petroleum, Inc.	11,655	138,928
Lear Corp.	34,624	4,251,135
Legg Mason, Inc.	42,410	1,218,015
Lowe’s Cos., Inc.	14,679	978,355
ManpowerGroup, Inc.	1,248	95,846
Marathon Petroleum Corp.	11,663	508,390
Masco Corp.	13,349	412,217
Masimo Corp.	5,468	300,740
Maxim Integrated Products, Inc.	28,038	1,111,146

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
McCormick & Co., Inc.	33,186	$3,181,542
McKesson Corp.	13,445	1,709,801
Mettler-Toledo International, Inc.	5,411	2,186,477
Nuance Communications, Inc.	32,264	452,341
Omega Healthcare Investors, Inc.	754	24,000
Pebblebrook Hotel Trust	784	19,036
Pilgrim’s Pride Corp.	6,665	145,564
Pool Corp.	2,090	193,492
Red Hat, Inc.	10,923	845,986
Stanley Black & Decker, Inc.	801	91,186
T. Rowe Price Group, Inc.	2,401	153,688
Texas Instruments, Inc.	22,987	1,628,629
Unum Group	2,032	71,933
Urban Outfitters, Inc.	844	28,232
US Foods Holding Corp.	3,063	69,224
Vail Resorts, Inc.	15,246	2,430,822
Valero Energy Corp.	9,371	555,138
VCA, Inc.	2,359	144,984
Wal-Mart Stores, Inc.	6,199	434,054
WellCare Health Plans, Inc.	4,388	498,082
Whiting Petroleum Corp.	6,614	54,499
World Fuel Services Corp.	31,251	1,257,853
Xilinx, Inc.	46,431	2,361,945
Zynga, Inc., Class A	190,705	535,881

		67,630,288
Total Reference Entity — Long		101,027,617

Reference Entity — Short
Australia
Independence Group NL	(6,401)	(20,843)
Westpac Banking Corp.	(1,657)	(38,318)

		(59,161)
Bermuda
Golar LNG Ltd.	(11,452)	(250,684)
Signet Jewelers Ltd.	(16,532)	(1,343,391)

		(1,594,075)
Canada
Fairfax Financial Holdings Ltd.	(133)	(68,116)
Waste Connections, Inc.	(35,071)	(2,637,690)

		(2,705,806)
Finland
Fortum OYJ	(6,595)	(109,932)
Nokia OYJ	(15,219)	(67,946)
Nokian Renkaat OYJ	(2,761)	(92,608)

		(270,486)

6	BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
France
Bureau Veritas SA	(2,081)	$(39,304)
Groupe Eurotunnel SE	(4,292)	(40,170)

		(79,474)
Germany
United Internet AG	(7,310)	(300,548)
Zalando SE	(684)	(30,079)

		(330,627)
Hong Kong
Power Assets Holdings Ltd.	(5,500)	(51,621)
Israel
Orbotech Ltd.	(2,050)	(56,170)
Italy
Yoox SpA	(1,792)	(51,549)
Japan
ABC-Mart, Inc.	(400)	(24,339)
Dena Co. Ltd.	(3,100)	(99,733)
JGC Corp.	(15,200)	(268,702)
Keikyu Corp.	(12,000)	(121,067)
Koito Manufacturing Co. Ltd.	(700)	(36,751)
Mitsui & Co. Ltd.	(18,800)	(260,474)
Nippon Paint Co. Ltd.	(700)	(23,801)
Shimano, Inc.	(500)	(85,490)
Sugi Holdings Co. Ltd.	(600)	(32,139)

		(952,496)
Macau
MGM China Holdings Ltd.	(124,800)	(205,899)
Mexico
Fresnillo PLC	(1,380)	(27,764)
Netherlands
Altice NV Class B	(3,720)	(69,253)
Norway
Schibsted ASA — B Shares	(2,313)	(52,112)
Singapore
Singapore Post Ltd.	(128,000)	(147,074)
Spain
Banco Bilbao Vizcaya Argentaria SA	(24,203)	(174,230)
Cellnex Telecom SAU	(3,017)	(49,476)

		(223,706)
Sweden
Hennes & Mauritz AB, — B Shares	(717)	(20,164)
Switzerland
Cie Financiere Richemont SA	(3,776)	(242,759)

	Shares	Value
Reference Entity — Short (continued)
United Kingdom
CYBG PLC	(43,688)	$(142,648)
Next PLC	(987)	(58,069)
Royal Bank of Scotland Group PLC	(9,004)	(20,807)

		(221,524)
United States
Alliance Data Systems Corp.	(9,984)	(2,041,428)
American Airlines Group, Inc.	(20,999)	(852,559)
Arthur J Gallagher & Co.	(2,181)	(105,190)
Avalonbay Communities, Inc.	(1,255)	(214,831)
Ball Corp.	(1,277)	(98,418)
Berry Plastics Group, Inc.	(11,276)	(493,325)
Brookdale Senior Living, Inc.	(77,679)	(1,120,908)
Catalent, Inc.	(20,629)	(470,548)
CF Industries Holdings, Inc.	(28,524)	(684,861)
Charter Communications, Inc.	(5,150)	(1,286,934)
Cheniere Energy, Inc.	(72,876)	(2,747,425)
Covanta Holding Corp.	(3,006)	(45,090)
DaVita HealthCare Partners, Inc.	(5,553)	(325,517)
Diebold, Inc.	(7,010)	(152,818)
DISH Network Corp.	(59,587)	(3,489,415)
Dollar Tree, Inc.	(37,557)	(2,837,431)
Electronics For Imaging, Inc.	(8)	(340)
Energizer Holdings, Inc.	(17,211)	(800,484)
Envision Healthcare Holdings, Inc.	(1,033)	(20,433)
EPAM Systems, Inc.	(938)	(60,379)
EQT Corp.	(8,782)	(579,612)
Essex Property Trust, Inc.	(2,380)	(509,534)
Expedia, Inc.	(8,330)	(1,076,486)
FirstEnergy Corp.	(74,794)	(2,564,686)
Freeport-McMoRan, Inc.	(106,191)	(1,187,215)
Global Payments, Inc.	(6,785)	(492,048)
Gramercy Property Trust	(489,290)	(4,511,254)
HCA Holdings, Inc.	(3,707)	(283,697)
HD Supply Holdings, Inc.	(3,763)	(124,179)
Hess Corp.	(6,966)	(334,159)
Hilton Worldwide Holdings, Inc.	(9,083)	(205,276)
Interactive Brokers Group, Inc., Class A	(26,121)	(866,956)
Liberty Broadband Corp.	(23,445)	(1,562,609)
Liberty Ventures	(28,611)	(1,141,579)
LifePoint Hospitals, Inc.	(429)	(25,676)
M&T Bank Corp.	(23,837)	(2,925,515)
Marathon Oil Corp.	(8,850)	(116,643)
Martin Marietta Materials, Inc.	(1,616)	(299,574)
Medicines Co.	(2,625)	(86,494)
MGIC Investment Corp.	(308,217)	(2,515,051)
MGM Resorts International	(34,144)	(893,548)
Monster Beverage Corp.	(19,425)	(2,803,805)
National Oilwell Varco, Inc.	(2,502)	(80,314)

BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	OCTOBER 31, 2016	7

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Netflix, Inc.	(4,995)	$(623,726)
Nevro Corp.	(23,513)	(2,161,315)
New Residential Investment Corp.	(59,829)	(835,213)
New York Community Bancorp, Inc.	(80,289)	(1,152,950)
Newell Rubbermaid, Inc.	(66,823)	(3,208,840)
NorthStar Asset Management Group, Inc.	(10,583)	(144,987)
NRG Energy, Inc.	(2,492)	(26,490)
Olin Corp.	(71,652)	(1,571,328)
ONEOK, Inc.	(16,851)	(816,094)
PacWest Bancorp	(8,446)	(366,472)
Pandora Media, Inc.	(24,814)	(281,143)
Physicians Realty Trust	(138,353)	(2,735,239)
Pioneer Natural Resources Co.	(2,002)	(358,398)
PTC, Inc.	(549)	(26,045)
Radian Group, Inc.	(94,711)	(1,287,123)
Regal Entertainment Group	(1,836)	(39,492)
Santander Consumer USA Holdings, Inc.	(71,850)	(876,570)
The Scotts Miracle-Gro Co., Class A	(481)	(42,371)
Senior Housing Properties Trust	(132,348)	(2,815,042)
Snyder’s-Lance, Inc.	(10,828)	(385,152)
Sprint Corp.	(41,230)	(253,977)
SS&C Technologies Holdings, Inc.	(45,466)	(1,451,728)
Stericycle, Inc.	(2,047)	(163,944)
Store Capital Corp.	(7,903)	(215,673)
Total System Services, Inc.	(6,223)	(310,403)
Under Armour, Inc., Class A	(94,351)	(2,934,316)
Under Armour, Inc., Class C	(1,397)	(36,126)
VEREIT, Inc.	(37,988)	(357,087)
Williams Cos., Inc.	(25,574)	(746,761)
XPO Logistics, Inc.	(5,272)	(173,607)
Zayo Group Holdings, Inc.	(49,539)	(1,594,165)
Zebra Technologies Corp., Class A	(11,565)	(761,440)
Zillow Group, Inc.	(8,472)	(282,626)

		(72,155,182)
Total Reference Entity — Short		(79,431,807)
Net Value of Reference Entity — Bank of America N.A.		21,595,810

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America N.A. as of October 31, 2016, expiration date 11/07/17:

	Shares	Value
Reference Entity — Long
Argentina
Adecoagro SA	1,865	$20,515
Belgium
Euronav SA	66,191	519,599
Bermuda
Frontline Ltd.	8,733	62,615
Seadrill Ltd.	44,028	93,780

		156,395
Brazil
Cosan Ltd., Class A	52,212	464,687
Canada
First Majestic Silver Corp.	20,405	164,260
Precision Drilling Corp.	56,119	249,730
Shopify, Inc., Class A	552	22,880

		436,870
China
Hollysys Automation Technologies Ltd.	12,672	252,300
Ireland
Allegion PLC	2,343	149,577
Medtronic PLC	14,205	1,165,094

		1,314,671
Israel
CyberArk Software Ltd.	1,066	49,835
Mellanox Technologies Ltd.	5,924	257,102
Taro Pharmaceutical Industries Ltd.	951	96,536
Tower Semiconductor Ltd.	48,429	753,071
Wix.com Ltd.	571	22,840

		1,179,384
Ivory Coast
Fabrinet	15,952	605,538
Netherlands
Aegon NV	30,000	130,200
Yandex NV, Class A	10,144	199,735

		329,935
Norway
Nordic American Tankers Ltd.	7,105	58,048
Spain
Atlantica Yield PLC	8,746	157,253

8	BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Sweden
Autoliv, Inc.	889	$86,037
Switzerland
TE Connectivity Ltd.	15,587	979,955
United Kingdom
Ferroglobe PLC	29,300	271,025
Golar Liquified Natural Gas Partners LP	3,442	70,768
LivaNova PLC	546	30,947
Steris PLC	3,784	252,847
Travelport Worldwide Ltd.	13,607	192,131

		817,718
United States
2U, Inc.	3,207	111,796
Abercrombie & Fitch Co., Class A	6,958	101,656
ABM Industries, Inc.	585	22,862
Acadia Healthcare Co., Inc.	3,314	119,171
ACCO Brands Corp.	43,928	487,601
Adeptus Health, Inc., Class A	618	18,614
AdvancePierre Foods Holdings, Inc.	677	18,929
AECOM	18,212	507,204
Aflac, Inc.	12,593	867,280
Agilent Technologies, Inc.	46,761	2,037,377
Air Lease Corp.	23,514	711,534
Air Methods Corp.	2,525	66,786
Air Products & Chemicals, Inc.	10,344	1,380,096
Aircastle Ltd.	31,486	647,037
Alarm.com Holdings, Inc.	1,998	58,302
Alaska Air Group, Inc.	6,109	441,192
Albemarle Corp.	352	29,410
Alliant Energy Corp.	5,976	227,387
Allison Transmission Holdings, Inc.	30,281	886,930
Allscripts Healthcare Solutions, Inc.	19,084	229,199
Ambarella, Inc.	375	23,014
AMC Networks, Inc., Class A	11,298	552,811
AMERCO, Inc.	1,139	367,202
Ameren Corp.	32,821	1,639,409
American Assets Trust, Inc.	2,491	98,918
American Axle & Manufacturing Holdings, Inc.	2,794	50,068
American Eagle Outfitters, Inc.	34,144	581,814
American Electric Power Co., Inc.	58,896	3,818,817
American Homes 4 Rent, Class A	49,463	1,044,164
American Water Works Co., Inc.	30,919	2,289,243
AmerisourceBergen Corp.	9,405	661,360
AMETEK, Inc.	18,635	821,803
Amkor Technology, Inc.	11,303	104,779
AMN Healthcare Services, Inc.	11,328	371,558
Amsurg Corp.	6,670	398,532
ANSYS, Inc.	654	59,743

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Aon PLC	4,777	$529,435
Apple Hospitality REIT, Inc.	11,375	205,091
Applied Materials, Inc.	43,364	1,261,025
Aptargroup, Inc.	38,616	2,758,727
Aqua America, Inc.	9,923	304,636
Aramark	27,329	1,017,459
Arrow Electronics, Inc.	29,050	1,775,536
Ascena Retail Group, Inc.	40,552	198,299
Ashland Global Holdings, Inc.	6,343	708,703
Associated Banc-Corp	1,265	25,680
Atlas Air Worldwide Holdings, Inc.	3,954	165,475
Atmos Energy Corp.	50,785	3,777,896
ATN International, Inc.	6,153	416,189
Automatic Data Processing, Inc.	22,841	1,988,537
AutoZone, Inc.	478	354,752
Axis Capital Holdings Ltd.	7,779	443,170
Babcock & Wilcox Enterprises, Inc.	7,754	122,048
Bank of New York Mellon Corp.	20,794	899,756
Bank of the Ozarks, Inc.	24,521	906,296
Bankrate, Inc.	33,855	264,069
Banner Corp.	33,145	1,496,165
Barnes & Noble, Inc.	33,052	340,436
Barracuda Networks, Inc.	7,391	172,358
Beacon Roofing Supply, Inc.	10,067	423,217
Becton Dickinson & Co.	11,266	1,891,674
Belden, Inc.	7,048	456,781
Benefitfocus, Inc.	1,545	50,213
Blue Buffalo Pet Products, Inc.	18,543	465,800
Boise Cascade Co.	8,533	164,260
Booz Allen Hamilton Holding Corp.	25,928	790,026
Box, Inc., Class A	15,636	225,471
Boyd Gaming Corp.	8,489	151,614
Briggs & Stratton Corp.	5,472	101,889
Bright Horizons Family Solutions, Inc.	624	41,752
Bristol-Myers Squibb Co.	7,630	388,443
Brixmor Property Group, Inc.	19,850	504,587
Broadridge Financial Solutions, Inc.	19,467	1,258,736
BroadSoft, Inc.	3,356	139,442
Brocade Communications Systems, Inc.	13,118	139,051
Brunswick Corp.	26,842	1,167,627
Builders FirstSource, Inc.	3,864	37,365
Bunge Ltd.	698	43,283
BWX Technologies, Inc.	18,955	743,415
C.R. Bard, Inc.	1,049	227,297
CA, Inc.	9,342	287,173
Cabot Oil & Gas Corp.	5,529	115,446
Caesars Entertainment Corp.	10,767	76,446
Callaway Golf Co.	12,366	126,257
Callon Petroleum Co.	24,987	324,581
Cantel Medical Corp.	10,886	775,410

BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	OCTOBER 31, 2016	9

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Cardinal Health, Inc.	21,068	$1,447,161
Care Capital Properties, Inc.	36,244	963,003
CBL & Associates Properties, Inc.	2,354	25,188
CDW Corp.	1,696	76,167
CEB, Inc.	8,853	430,698
Cempra, Inc.	1,801	32,643
Charles River Laboratories International, Inc.	7,828	593,989
Chemical Financial Corp.	12,884	553,368
Chesapeake Lodging Trust	9,913	215,211
Chicago Bridge & Iron Co. NV	4,883	156,354
Choice Hotels International, Inc.	15,856	768,223
Church & Dwight Co., Inc.	53,882	2,600,345
Cigna Corp.	984	116,929
Cintas Corp.	8,360	891,761
CIT Group, Inc.	7,775	282,466
Citizens Financial Group, Inc.	86,529	2,279,174
Clayton Williams Energy, Inc.	918	80,151
Cliffs Natural Resources, Inc.	26,018	143,619
Clorox Co.	16,101	1,932,442
ClubCorp Holdings, Inc.	32,373	373,908
CME Group, Inc.	1,404	140,540
CMS Energy Corp.	52,204	2,200,399
CNO Financial Group, Inc.	1,401	21,127
Coach, Inc.	7,525	270,072
Coca-Cola Co.	3,701	156,922
Coeur Mining, Inc.	33,811	378,007
Cogent Communications Group, Inc.	4,507	166,308
Cognex Corp.	2,227	114,913
Colony Starwood Homes	28,360	822,724
Comfort Systems USA, Inc.	17,704	510,760
CommVault Systems, Inc.	9,230	493,805
CONSOL Energy, Inc.	6,354	107,700
Continental Building Products, Inc.	9,519	194,664
Cooper Tire & Rubber Co.	7,423	272,795
Copart, Inc.	4,115	215,914
CoreLogic, Inc.	879	37,410
CoStar Group, Inc.	357	66,802
Crown Castle International Corp.	4,619	420,283
CSRA, Inc.	11,720	294,055
Cynosure, Inc., Class A	753	32,115
Cypress Semiconductor Corp.	3,974	39,621
CyrusOne, Inc.	6,709	299,288
D.R. Horton, Inc.	116,599	3,361,549
Danaher Corp.	24,951	1,959,901
Deluxe Corp.	15,418	943,582
Dentsply Sirona, Inc.	31,755	1,828,135
Dermira, Inc.	2,479	77,717
DeVry Education Group, Inc.	14,354	325,836
Diamond Offshore Drilling, Inc.	3,723	61,392
DiamondRock Hospitality Co.	23,481	214,851
Diebold, Inc.	7,258	158,224

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
DigitalGlobe, Inc.	8,825	$221,508
DineEquity, Inc.	4,925	389,568
Dolby Laboratories, Inc., Class A	49,733	2,366,793
Dr. Pepper Snapple Group, Inc.	32,427	2,846,766
Drew Industries, Inc.	991	88,744
Dril-Quip, Inc.	12,749	605,577
DST Systems, Inc.	1,299	124,912
Duke Realty Corp.	14,853	388,406
Dun & Bradstreet Corp.	12,779	1,595,458
DuPont Fabros Technology, Inc.	16,820	686,424
Dycom Industries, Inc.	874	67,237
Eagle Bancorp, Inc.	24,588	1,208,500
East West Bancorp, Inc.	3,848	152,034
Eaton Corp. PLC	14,976	955,020
Eaton Vance Corp.	14,570	510,824
Edwards Lifesciences Corp.	5,830	555,133
EMCOR Group, Inc.	2,808	169,772
Emerson Electric Co.	23,555	1,193,767
Energen Corp.	3,077	154,250
Energizer Holdings, Inc.	1,082	50,324
EnerSys	6,938	451,872
Entegris, Inc.	9,966	158,459
EPR Properties	375	27,270
Equifax, Inc.	29,820	3,696,785
Essent Group Ltd.	21,921	579,591
Estee Lauder Cos., Inc., Class A	17,195	1,498,200
Ethan Allen Interiors, Inc.	593	18,205
Etsy, Inc.	5,486	71,208
Euronet Worldwide, Inc.	2,920	232,286
Evercore Partners, Inc., Class A	5,970	320,888
Everest Re Group Ltd.	506	102,981
Extended Stay America, Inc.	22,926	327,842
Fair Isaac Corp.	1,189	143,489
Fairmount Santrol Holdings, Inc.	39,754	341,487
FCB Financial Holdings, Inc., Class A	24,101	898,967
Ferro Corp.	33,721	437,024
Fidelity National Information Services, Inc.	34,896	2,579,512
First American Financial Corp.	4,994	195,066
First Data Corp., Class A	5,687	79,561
FirstCash, Inc.	5,552	262,054
Fitbit, Inc., Series A	5,172	68,581
FLIR Systems, Inc.	22,891	753,572
Forest City Realty Trust, Inc., Class A	9,927	214,324
Fortune Brands Home & Security, Inc.	20,657	1,128,492
Forum Energy Technologies, Inc.	19,957	359,226
Gannett Co., Inc.	5,243	40,738
General Growth Properties, Inc.	3,310	82,585
Glaukos Corp.	5,354	178,824
Goodyear Tire & Rubber Co.	32,027	929,744

10	BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
GoPro, Inc., Class A	11,904	$152,133
Granite Construction, Inc.	11,196	550,395
Gray Television, Inc.	65,063	579,061
Great Plains Energy, Inc.	75,158	2,137,494
Great Western Bancorp, Inc.	10,269	331,073
Green Plains, Inc.	4,155	108,030
Guess?, Inc.	15,294	206,469
Halcon Resources Corp.	27,938	250,045
Hanover Insurance Group, Inc.	3,949	300,874
Harman International Industries, Inc.	6,934	552,709
Harris Corp.	4,335	386,725
Hasbro, Inc.	659	54,967
Hawaiian Electric Industries, Inc.	16,514	487,163
Hecla Mining Co.	114,195	684,028
Helix Energy Solutions Group, Inc.	21,569	188,082
Helmerich & Payne, Inc.	8,038	507,278
Henry Schein, Inc.	2,059	307,203
Herc Holdings, Inc.	7,831	235,635
Hersha Hospitality Trust	11,308	201,509
Hertz Global Holdings, Inc.	3,584	118,810
Hibbett Sports, Inc.	478	18,570
Hill-Rom Holdings, Inc.	1,513	83,835
Hologic, Inc.	7,754	279,222
Home Depot, Inc.	30,663	3,741,193
Honeywell International, Inc.	10,830	1,187,834
Hope Bancorp, Inc.	3,671	59,250
Hormel Foods Corp.	43,030	1,656,655
Hospitality Properties Trust	33,247	909,638
Hudson Pacific Properties, Inc.	7,031	236,382
Huntington Bancshares, Inc.	54,045	572,877
Huron Consulting Group, Inc.	551	30,884
Iberiabank Corp.	13,200	866,580
IDEXX Laboratories, Inc.	4,059	434,881
InfraREIT, Inc.	20,587	342,156
Ingersoll-Rand PLC	22,226	1,495,588
Ingredion, Inc.	13,322	1,747,447
Innoviva, Inc.	466	4,800
Inphi Corp.	4,989	185,092
Insulet Corp.	6,956	258,207
Intercontinental Exchange, Inc.	422	114,105
International Paper Co.	9,869	444,401
Intuit, Inc.	8,410	914,503
Invesco Mortgage Capital, Inc.	5,330	79,577
ITT, Inc.	21,208	746,946
J.M. Smucker Co.	12,361	1,623,123
Jack Henry & Associates, Inc.	13,816	1,119,372
JC Penney Co., Inc.	18,735	160,934
JetBlue Airways Corp.	6,713	117,343
Johnson Controls International PLC	23,583	950,867
Jones Lang LaSalle, Inc.	1,912	185,177
KBR, Inc.	14,029	207,769
Kilroy Realty Corp.	6,551	470,558

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Kimco Realty Corp.	9,745	$259,314
Kindred Healthcare, Inc.	18,755	184,737
Kite Realty Group Trust	4,272	106,501
KLA-Tencor Corp.	15,393	1,156,168
Knoll, Inc.	15,853	343,059
L-3 Communications Holdings, Inc.	1,866	255,530
La Quinta Holdings, Inc.	2,301	23,033
Lamar Advertising Co., Class A	2,572	163,193
Lancaster Colony Corp.	196	25,607
LegacyTexas Financial Group, Inc.	4,991	170,742
Leidos Holdings, Inc.	2,944	122,382
Liberty Interactive Corp QVC Group, Series A	40,374	746,515
Lincoln National Corp.	13,175	646,761
LogMeIn, Inc.	1,432	136,040
Louisiana-Pacific Corp.	47,016	862,744
Lowe’s Cos., Inc.	56,155	3,742,731
LPL Financial Holdings, Inc.	775	23,994
Macerich Co.	12,182	862,242
MACOM Technology Solutions Holdings, Inc.	827	30,401
Macquarie Infrastructure Corp.	1,070	87,537
Madison Square Garden Co., Class A	408	67,520
Marathon Petroleum Corp.	4,629	201,778
Markel Corp.	966	847,597
Masco Corp.	24,136	745,320
Match Group, Inc.	8,027	144,968
Mattel, Inc.	5,897	185,932
Maxim Integrated Products, Inc.	13,035	516,577
MB Financial, Inc.	1,419	51,637
McCormick & Co., Inc.	30,801	2,952,892
McDermott International, Inc.	4,680	24,055
McDonald’s Corp.	7,018	790,016
McKesson Corp.	8,829	1,122,784
Medpace Holdings, Inc.	988	28,672
Mettler-Toledo International, Inc.	3,020	1,220,322
MGM Growth Properties LLC	29,055	764,728
Microsemi Corp.	7,572	319,008
Middleby Corp.	6,130	687,234
Minerals Technologies, Inc.	3,036	204,019
Mohawk Industries, Inc.	7,632	1,406,578
Morningstar, Inc.	10,686	754,752
MRC Global, Inc.	11,248	165,796
Mueller Water Products, Inc., Series A	20,996	258,671
Nasdaq, Inc.	20,768	1,328,529
National Beverage Corp.	5,016	236,956
NCI Building Systems, Inc.	19,913	286,747
NETGEAR, Inc.	6,947	350,824
New Senior Investment Group, Inc.	19,367	201,804
Newfield Exploration Co.	2,714	110,161
NewMarket Corp.	1,945	779,770

BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	OCTOBER 31, 2016	11

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Newmont Mining Corp.	6,291	$233,019
Nexstar Broadcasting Group, Inc., Class A	12,436	606,877
Norfolk Southern Corp.	3,981	370,233
NRG Yield, Inc., Class C	10,908	167,983
Nucor Corp.	6,443	314,741
NVIDIA Corp.	4,897	348,471
NxStage Medical, Inc.	10,081	229,242
Oasis Petroleum, Inc.	35,387	371,210
Office Depot, Inc.	28,698	90,399
Oil States International, Inc.	37,421	1,094,564
Old National Bancorp	28,145	413,731
Ollie’s Bargain Outlet Holdings, Inc.	9,483	259,360
Omega Healthcare Investors, Inc.	39,007	1,241,593
Oshkosh Corp.	3,673	196,506
Outfront Media, Inc.	41,366	889,783
Owens Corning	2,207	107,657
Oxford Industries, Inc.	1,886	118,290
Panera Bread Co., Class A	3,866	737,478
Paramount Group, Inc.	1,585	24,647
Party City Holdco, Inc.	14,869	241,621
Pattern Energy Group, Inc.	3,315	74,090
Paychex, Inc.	3,425	189,060
Paycom Software, Inc.	6,599	341,366
Paylocity Holding Corp.	3,195	138,951
Pebblebrook Hotel Trust	1,090	26,465
Pennsylvania Real Estate Investment Trust	17,492	341,269
Penske Automotive Group, Inc.	767	34,323
Penumbra, Inc.	364	24,006
Performance Food Group Co.	18,614	446,736
Pfizer, Inc.	19,960	632,932
Pinnacle Foods, Inc.	9,348	480,674
Pinnacle West Capital Corp.	8,318	633,249
Plains GP Holdings LP, Class A	8,538	107,237
Platform Specialty Products Corp.	6,970	50,811
PolyOne Corp.	45,656	1,334,525
Post Holdings, Inc.	5,145	392,203
PRA Health Sciences, Inc.	1,770	94,199
Praxair, Inc.	1,314	153,817
Prestige Brands Holdings, Inc.	7,960	360,429
Proofpoint, Inc.	6,197	485,721
Prudential Financial, Inc.	415	35,188
QEP Resources, Inc.	12,610	202,643
Quotient Technology, Inc.	6,692	70,935
Ralph Lauren Corp.	6,962	682,972
Range Resources Corp.	4,794	161,989
Raytheon Co.	7,664	1,046,979
RBC Bearings, Inc.	686	48,946
Realogy Holdings Corp.	20,343	465,651
Red Rock Resorts, Inc., Class A	7,317	160,242
Redwood Trust, Inc.	4,391	61,737
Regal-Beloit Corp.	7,988	472,091

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Reinsurance Group of America, Inc.	8,372	$903,004
Rexnord Corp.	68,918	1,370,779
RingCentral, Inc., Class A	11,001	227,721
Rockwell Automation, Inc.	3,156	377,836
Rockwell Collins, Inc.	2,747	231,627
Rogers Corp.	1,355	73,753
Royal Gold, Inc.	6,295	433,222
RSP Permian, Inc.	10,064	363,310
Ryman Hospitality Properties, Inc.	2,589	130,537
S&P Global, Inc.	3,272	398,693
Sabra Health Care REIT, Inc.	9,151	213,218
SBA Communications Corp., Class A	2,553	289,204
Schweitzer-Mauduit International, Inc.	5,436	200,643
Scorpio Tankers, Inc.	54,613	209,168
SemGroup Corp., Class A	15,192	489,942
Seritage Growth Properties, Class A	4,059	184,887
Shenandoah Telecommunications Co.	8,366	220,862
Signature Bank	1,877	226,291
Silicon Laboratories, Inc.	1,838	110,188
Sinclair Broadcast Group, Inc., Class A	24,421	612,967
Sirius XM Holdings, Inc.	59,390	247,656
SiteOne Landscape Supply, Inc.	7,109	221,659
SM Energy Co.	2,847	95,745
Snap-on, Inc.	2,105	324,381
Sonic Automotive, Inc., Class A	13,921	249,186
Sonic Corp.	5,845	133,909
South State Corp.	820	60,147
Southwest Gas Corp.	5,003	362,517
SpartanNash Co.	3,764	105,392
Spectranetics Corp.	15,343	332,943
Spectrum Brands Holdings, Inc.	5,987	809,682
Spire, Inc.	338	21,226
STAG Industrial, Inc.	14,953	344,966
Stamps.com, Inc.	613	59,798
Staples, Inc.	24,600	182,040
Starbucks Corp.	27,508	1,459,850
State Street Corp.	3,995	280,489
Steel Dynamics, Inc.	1,740	47,780
Stratasys Ltd.	6,381	122,005
Summit Materials, Inc., Class A	10,684	200,218
SunTrust Banks, Inc.	3,958	179,020
Swift Transportation Co.	2,844	63,649
Sykes Enterprises, Inc.	795	21,258
Synchrony Financial	13,062	373,443
Synergy Resources Corp.	5,735	39,227
Sysco Corp.	34,868	1,677,848
T. Rowe Price Group, Inc.	7,050	451,270

12	BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Tallgrass Energy GP LP	26,664	$627,404
Targa Resources Corp.	6,160	270,424
Target Corp.	12,061	828,953
TD Ameritrade Holding Corp.	13,947	477,127
Telephone & Data Systems, Inc.	56,513	1,460,296
Tenneco, Inc.	6,219	342,480
Terreno Realty Corp.	11,671	304,613
Tesoro Corp.	1,249	106,128
Tessera Technologies, Inc.	16,869	625,840
Texas Roadhouse, Inc.	30,534	1,237,238
TherapeuticsMD, Inc.	65,130	373,846
Thermo Fisher Scientific, Inc.	9,340	1,373,260
Tile Shop Holdings, Inc.	5,970	101,192
TJX Cos., Inc.	29,487	2,174,666
TopBuild Corp.	5,720	172,344
TransDigm Group, Inc.	1,432	390,163
TransUnion	9,310	290,844
TRI Pointe Group, Inc.	16,522	178,933
Tribune Media Co., Class A	9,736	317,394
TriNet Group, Inc.	2,284	42,871
Trinseo SA	10,802	566,565
Triumph Group, Inc.	6,904	163,625
Tronox Ltd., Class A	2,737	22,170
Tutor Perini Corp.	32,282	614,972
Twilio, Inc.	726	24,771
U.S. Silica Holdings, Inc.	745	34,412
Ultimate Software Group, Inc.	1,179	248,757
Ultra Petroleum Corp.	22,630	144,606
Umpqua Holdings Corp.	17,892	273,390
United Bankshares, Inc.	7,828	295,116
United Parcel Service, Inc., Class B	1,362	146,769
Univar, Inc.	5,658	125,891
Universal Electronics, Inc.	1,995	139,949
Urban Outfitters, Inc.	1,383	46,261
US Foods Holding Corp.	37,211	840,969
Vail Resorts, Inc.	8,061	1,285,246
Varian Medical Systems, Inc.	2,428	220,292
VCA, Inc.	38,838	2,386,983
ViaSat, Inc.	3,065	216,573
Virtu Financial, Inc., Class A	19,336	247,501
Vonage Holdings Corp.	42,742	293,210
Voya Financial, Inc.	19,455	594,350
Vulcan Materials Co.	6,736	762,515
Waddell & Reed Financial, Inc., Class A	15,962	250,923
Wal-Mart Stores, Inc.	27,382	1,917,288
Washington Prime Group, Inc.	25,718	269,782
Web.com Group, Inc.	13,932	224,305
Weight Watchers International, Inc.	4,355	44,769
WellCare Health Plans, Inc.	1,455	165,157
West Corp.	7,860	154,999
Western Digital Corp.	3,989	233,117
WestRock Co.	14,359	663,242
Whirlpool Corp.	311	46,594

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Whiting Petroleum Corp.	12,427	$102,398
Windstream Holdings, Inc.	14,643	114,948
World Fuel Services Corp.	4,189	168,607
WPX Energy, Inc.	8,464	91,919
WR Grace & Co.	17,931	1,200,660
Xcel Energy, Inc.	20,915	869,018
Xerox Corp.	8,999	87,920
Yelp, Inc.	2,419	79,005
Zendesk, Inc.	21,398	562,553
Zillow Group, Inc., Class C	924	30,825
Zoetis, Inc.	7,289	348,414
Zynga, Inc., Class A	33,501	94,138

		232,708,467
Total Reference Entity — Long		240,087,372

Reference Entity — Short
Bermuda
Helen of Troy Ltd.	(2,804)	(228,526)
Signet Jewelers Ltd.	(10,504)	(853,555)
Validus Holdings Ltd.	(17,446)	(891,490)
XL Group Ltd.	(33,211)	(1,152,422)

		(3,125,993)
Canada
Lululemon Athletica, Inc.	(6,709)	(384,090)
Waste Connections, Inc.	(7,116)	(535,195)

		(919,285)
Cayman Islands
Theravance Biopharma, Inc.	(8,935)	(224,537)
Ireland
AerCap Holdings NV	(9,616)	(395,314)
ICON PLC	(14,193)	(1,139,414)
Perrigo Co. PLC	(7,288)	(606,288)

		(2,141,016)
Italy
Rizzoli Corriere Della Sera Mediagroup SpA	(934)	(1,002)
Mexico
Southern Copper Corp.	(17,793)	(505,143)
Netherlands
Core Laboratories NV	(780)	(75,637)
Koninklijke Philips NV	(6)	(180)
Patheon NV	(5,513)	(139,975)

		(215,792)

BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	OCTOBER 31, 2016	13

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Singapore
Broadcom Ltd.	(5,165)	$(879,496)
Switzerland
Garmin Ltd.	(9,404)	(454,777)
Luxoft Holding, Inc.	(1,659)	(87,927)
Weatherford International PLC	(43,280)	(208,610)

		(751,314)
United Kingdom
Coca-Cola European Partners PLC	(26,529)	(1,019,775)
Pentair PLC	(1,357)	(74,811)
Willis Towers Watson PLC	(1,268)	(159,641)

		(1,254,227)
United States
A Schulman, Inc.	(22,457)	(645,639)
Abaxis, Inc.	(13,223)	(631,266)
Abbott Laboratories	(16,729)	(656,446)
Acadia Realty Trust	(17,814)	(600,154)
Accelerate Diagnostics, Inc.	(5,823)	(123,739)
ACI Worldwide, Inc.	(13,212)	(239,401)
Actuant Corp.	(8,314)	(185,402)
Acuity Brands, Inc.	(2,896)	(647,459)
Adtran, Inc.	(2,479)	(44,994)
Advanced Drainage Systems, Inc.	(3,021)	(57,701)
Advisory Board Co.	(7,157)	(284,849)
Aerie Pharmaceuticals, Inc.	(612)	(20,349)
AES Corp.	(11,491)	(135,249)
Akamai Technologies, Inc.	(7,039)	(488,999)
Akorn, Inc.	(1,848)	(44,260)
Alere, Inc.	(3,409)	(152,314)
ALLETE, Inc.	(32,243)	(1,976,173)
Alliance Data Systems Corp.	(5,881)	(1,202,488)
Ally Financial, Inc.	(1,577)	(28,496)
American Express Co.	(12,269)	(814,907)
American States Water Co.	(19,384)	(774,972)
American Tower Corp.	(1,046)	(122,581)
Anadarko Petroleum Corp.	(395)	(23,479)
Analogic Corp.	(6,364)	(520,893)
Andersons, Inc.	(616)	(23,439)
Anixter International, Inc.	(9,428)	(619,891)
Annaly Capital Management, Inc.	(4,299)	(44,538)
AO Smith Corp.	(23,934)	(1,081,099)
Apache Corp.	(3,694)	(219,719)
Apartment Investment & Management Co.	(12,467)	(549,421)
Apollo Commercial Real Estate Finance, Inc.	(3,847)	(65,091)
Apple, Inc.	(10,715)	(1,216,581)
Applied Industrial Technologies, Inc.	(15,294)	(776,935)
Arconic, Inc.	(12,278)	(352,624)
Asbury Automotive Group, Inc.	(1,593)	(81,163)

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Ashland Global Holdings, Inc.	(3,756)	$(419,658)
Assurant, Inc.	(3,881)	(312,498)
Astoria Financial Corp.	(9,545)	(139,643)
Astronics Corp.	(6,773)	(250,736)
AT&T, Inc.	(60,995)	(2,244,006)
AutoNation, Inc.	(579)	(25,401)
Avalonbay Communities, Inc.	(17,629)	(3,017,732)
Avis Budget Group, Inc.	(3,084)	(99,798)
AZZ, Inc.	(14,027)	(746,938)
B&G Foods, Inc.	(10,133)	(429,639)
Badger Meter, Inc.	(1,226)	(39,416)
Baker Hughes, Inc.	(1,624)	(89,970)
Balchem Corp.	(9,224)	(700,102)
BancorpSouth, Inc.	(1,706)	(40,091)
Bed Bath & Beyond, Inc.	(74,230)	(3,000,377)
Benchmark Electronics, Inc.	(61,983)	(1,558,872)
Best Buy Co., Inc.	(5,576)	(216,962)
Big Lots, Inc.	(989)	(42,923)
Bio-Rad Laboratories, Inc.	(1,340)	(211,827)
Blackhawk Network Holdings, Inc.	(11,048)	(380,604)
Boardwalk Pipeline Partners LP	(1,112)	(19,138)
Boeing Co.	(4,268)	(607,891)
BOK Financial Corp.	(1,952)	(138,631)
BorgWarner, Inc.	(1,032)	(36,987)
Boston Beer Co., Inc.	(1,853)	(287,678)
Boston Private Financial Holdings, Inc.	(21,572)	(283,672)
Boston Properties, Inc.	(4,415)	(531,919)
Brookdale Senior Living, Inc.	(15,538)	(224,213)
Brown-Forman Corp., Class B	(25,042)	(1,156,189)
Buffalo Wild Wings, Inc.	(1,023)	(149,000)
Cabot Microelectronics Corp.	(7,376)	(407,598)
Cadence Design Systems, Inc.	(39,887)	(1,020,309)
CalAtlantic Group, Inc.	(6,310)	(203,939)
California Water Service Group	(27,024)	(837,744)
Calpine Corp.	(33,008)	(392,795)
Capital One Financial Corp.	(13,985)	(1,035,449)
Capitol Federal Financial, Inc.	(22,161)	(325,102)
Capstead Mortgage Corp.	(99,908)	(950,125)
CarMax, Inc.	(841)	(42,000)
Casey’s General Stores, Inc.	(1,344)	(151,859)
Caterpillar, Inc.	(15,893)	(1,326,430)
Cavium, Inc.	(10,498)	(592,612)
CBRE Group, Inc.	(8,477)	(218,368)
CBS Corp., Class B	(4,772)	(270,191)
CenterPoint Energy, Inc.	(6,998)	(159,554)
Central Garden & Pet Co.	(7,459)	(174,093)
CF Industries Holdings, Inc.	(2,233)	(53,614)
CH Robinson Worldwide, Inc.	(7,205)	(490,805)
Chemed Corp.	(2,461)	(348,035)
Cheniere Energy, Inc.	(8,656)	(326,331)
Chevron Corp.	(9,191)	(962,757)
Cirrus Logic, Inc.	(5,112)	(275,946)

14	BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Citigroup, Inc.	(36,686)	$(1,803,117)
Citrix Systems, Inc.	(10,854)	(920,419)
CLARCOR, Inc.	(3,262)	(202,929)
Clean Harbors, Inc.	(1,461)	(69,135)
Clearwater Paper Corp.	(7,289)	(387,046)
Comerica, Inc.	(475)	(24,743)
Computer Sciences Corp.	(10,705)	(582,887)
comScore, Inc.	(29,448)	(847,808)
Conmed Corp.	(22,823)	(912,920)
ConocoPhillips	(3,237)	(140,648)
Cooper Cos., Inc.	(14,340)	(2,524,414)
Cooper-Standard Holding, Inc.	(3,661)	(334,139)
CoreSite Realty Corp.	(427)	(31,487)
Corning, Inc.	(9,122)	(207,161)
Costco Wholesale Corp.	(3,966)	(586,452)
Coty, Inc., Class A	(880)	(20,231)
Covanta Holding Corp.	(39,345)	(590,175)
Crane Co.	(9,274)	(630,725)
Cray, Inc.	(978)	(20,342)
Cree, Inc.	(18,674)	(416,430)
Crown Holdings, Inc.	(6,100)	(330,925)
Cubic Corp.	(3,799)	(162,217)
Cullen/Frost Bankers, Inc.	(1,900)	(144,381)
Cummins, Inc.	(12,195)	(1,558,765)
CVB Financial Corp.	(1,527)	(25,623)
CYS Investments, Inc.	(20,793)	(179,236)
Darden Restaurants, Inc.	(35,081)	(2,272,898)
Dave & Buster’s Entertainment, Inc.	(7,842)	(324,267)
DDR Corp.	(15,913)	(243,310)
Delta Air Lines, Inc.	(28,772)	(1,201,806)
Depomed, Inc.	(2,430)	(54,335)
Dollar Tree, Inc.	(8,975)	(678,061)
Donaldson Co., Inc.	(7,752)	(283,103)
Dorman Products, Inc.	(4,670)	(300,001)
Dover Corp.	(8,550)	(571,909)
DTE Energy Co.	(2,432)	(233,496)
Dunkin’ Brands Group, Inc.	(8,903)	(430,549)
Eastman Chemical Co.	(10,727)	(771,379)
eBay, Inc.	(6,557)	(186,940)
Ebix, Inc.	(1,755)	(98,280)
EchoStar Corp.	(6,520)	(304,745)
Edgewell Personal Care Co.	(26,626)	(2,007,600)
El Paso Electric Co.	(1,509)	(69,716)
Endologix, Inc.	(20,702)	(216,543)
EnPro Industries, Inc.	(3,507)	(189,799)
Ensign Group, Inc.	(10,835)	(200,122)
Entergy Corp.	(1,039)	(76,554)
Enterprise Products Partners LP	(15,805)	(398,918)
Envision Healthcare Holdings, Inc.	(1,171)	(23,162)
EPAM Systems, Inc.	(6,356)	(409,136)
EQT Corp.	(4,170)	(275,220)
EQT Midstream Partners LP	(4,489)	(336,091)

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Equity Commonwealth	(1,769)	$(53,441)
Equity Residential	(11,215)	(692,526)
Essex Property Trust, Inc.	(1,645)	(352,178)
ExlService Holdings, Inc.	(3,546)	(156,130)
Expedia, Inc.	(4,896)	(632,710)
Exponent, Inc.	(23,093)	(1,322,074)
Extra Space Storage, Inc.	(1,517)	(110,969)
Exxon Mobil Corp.	(11,087)	(923,769)
FactSet Research Systems, Inc.	(6,989)	(1,081,338)
Fastenal Co.	(10,426)	(406,405)
Fiesta Restaurant Group, Inc.	(11,107)	(293,225)
Finisar Corp.	(8,216)	(224,954)
Finish Line, Inc., Class A	(6,292)	(123,889)
FirstEnergy Corp.	(23,390)	(802,043)
Five Below, Inc.	(5,609)	(210,786)
Flowers Foods, Inc.	(34,907)	(541,757)
Flowserve Corp.	(4,048)	(171,433)
Foot Locker, Inc.	(1,044)	(69,708)
Ford Motor Co.	(4,866)	(57,127)
Fossil Group, Inc.	(4,808)	(131,114)
Franklin Electric Co., Inc.	(3,088)	(112,558)
Franklin Resources, Inc.	(13,807)	(464,744)
Freeport-McMoRan, Inc.	(86,786)	(970,267)
Fresh Del Monte Produce, Inc.	(20,100)	(1,213,035)
G-III Apparel Group Ltd.	(10,480)	(273,738)
Gap, Inc.	(29,070)	(802,041)
General Electric Co.	(34,850)	(1,014,135)
General Mills, Inc.	(48,341)	(2,996,175)
Genesco, Inc.	(14,340)	(771,492)
Genesee & Wyoming, Inc., Class A	(6,708)	(455,742)
Genpact Ltd.	(965)	(22,185)
Genuine Parts Co.	(8,422)	(762,949)
GEO Group, Inc.	(9,617)	(230,423)
Gibraltar Industries, Inc.	(4,544)	(176,762)
Global Payments, Inc.	(295)	(21,393)
GNC Holdings, Inc., Class A	(10,644)	(142,949)
Goldman Sachs Group, Inc.	(8,488)	(1,512,901)
Graco, Inc.	(3,613)	(270,614)
Greenbrier Cos., Inc.	(937)	(29,515)
Greif, Inc., Class A	(5,170)	(242,266)
Group 1 Automotive, Inc.	(772)	(46,528)
Guidewire Software, Inc.	(4,492)	(258,065)
Gulfport Energy Corp.	(5,463)	(131,713)
H&R Block, Inc.	(32,356)	(743,217)
Haemonetics Corp.	(5,554)	(185,559)
Hain Celestial Group, Inc.	(12,375)	(450,079)
Halliburton Co.	(49,082)	(2,257,772)
Harley-Davidson, Inc.	(29,194)	(1,664,642)
HB Fuller Co.	(43,643)	(1,836,061)
HCA Holdings, Inc.	(23,328)	(1,785,292)
HCP, Inc.	(17,750)	(607,937)
HD Supply Holdings, Inc.	(43,449)	(1,433,817)
Healthcare Services Group, Inc.	(36,249)	(1,340,126)

BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	OCTOBER 31, 2016	15

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
HealthEquity, Inc.	(2,932)	$(97,430)
Hillenbrand, Inc.	(28,854)	(875,719)
Hilton Worldwide Holdings, Inc.	(1,133)	(25,606)
HNI Corp.	(419)	(17,037)
HollyFrontier Corp.	(3,086)	(76,996)
Horizon Pharma PLC	(8,742)	(146,166)
HSN, Inc.	(5,604)	(211,271)
Hyatt Hotels Corp., Class A	(3,649)	(185,333)
ICU Medical, Inc.	(2,631)	(366,498)
IDEX Corp.	(210)	(18,152)
Illinois Tool Works, Inc.	(7,804)	(886,300)
Illumina, Inc.	(2,837)	(386,229)
Impax Laboratories, Inc.	(27,778)	(558,338)
Inogen, Inc.	(4,798)	(257,509)
Insight Enterprises, Inc.	(2,011)	(57,897)
Integrated Device Technology, Inc.	(15,832)	(327,881)
Intel Corp.	(3,655)	(127,450)
Interactive Brokers Group, Inc., Class A	(19,683)	(653,279)
InterDigital, Inc.	(3,297)	(232,933)
International Business Machines Corp.	(19,571)	(3,007,867)
International Game Technology PLC	(11,778)	(338,264)
Intuitive Surgical, Inc.	(1,977)	(1,328,702)
Iron Mountain, Inc.	(3,841)	(129,557)
J&J Snack Foods Corp.	(10,894)	(1,330,702)
j2 Global, Inc.	(519)	(36,927)
Jabil Circuit, Inc.	(13,459)	(287,215)
Jack in the Box, Inc.	(9,547)	(894,840)
Jacobs Engineering Group, Inc.	(17,511)	(903,217)
JB Hunt Transport Services, Inc.	(1,843)	(150,407)
John Bean Technologies Corp.	(2,090)	(166,886)
John Wiley & Sons, Inc., Class A	(1,610)	(83,076)
Johnson & Johnson	(14,017)	(1,625,832)
JPMorgan Chase & Co.	(1,669)	(115,595)
Juniper Networks, Inc.	(6,564)	(172,896)
Kaiser Aluminum Corp.	(521)	(37,767)
Kearny Financial Corp.	(48,190)	(672,250)
Keysight Technologies, Inc.	(34,417)	(1,128,878)
Kimberly-Clark Corp.	(4,582)	(524,227)
Kirby Corp.	(10,400)	(613,080)
Kroger Co.	(53,310)	(1,651,544)
Landstar System, Inc.	(1,944)	(138,316)
Las Vegas Sands Corp.	(26,602)	(1,539,724)
LaSalle Hotel Properties	(3,584)	(85,120)
Lennar Corp.	(32,232)	(1,343,752)
Lennox International, Inc.	(1,776)	(259,101)
Lexington Realty Trust	(2,047)	(20,757)
Liberty Property Trust	(56,670)	(2,291,168)
Liberty SiriusXM Group	(11,004)	(366,103)
LifePoint Hospitals, Inc.	(13,184)	(789,062)
Lindsay Corp.	(1,692)	(132,484)

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Lions Gate Entertainment Corp.	(1,780)	$(36,241)
Lithia Motors, Inc., Class A	(3,033)	(260,171)
Littelfuse, Inc.	(6,732)	(939,114)
Live Nation Entertainment, Inc.	(711)	(19,673)
M&T Bank Corp.	(16,597)	(2,036,950)
ManTech International Corp.	(9,816)	(381,155)
Marriott Vacations Worldwide Corp.	(10,578)	(672,549)
Martin Marietta Materials, Inc.	(2,406)	(446,024)
Masimo Corp.	(565)	(31,075)
Matson, Inc.	(485)	(19,371)
Matthews International Corp., Class A	(13,710)	(821,229)
MDC Holdings, Inc.	(41,683)	(988,304)
MDU Resources Group, Inc.	(93,377)	(2,447,411)
Mednax, Inc.	(6,392)	(391,510)
Mentor Graphics Corp.	(27,829)	(804,258)
Mercury General Corp.	(11,361)	(618,834)
Merit Medical Systems, Inc.	(7,034)	(154,396)
Meritage Homes Corp.	(16,595)	(513,615)
Meritor, Inc.	(6,536)	(67,190)
Methode Electronics, Inc.	(6,292)	(196,310)
MGE Energy, Inc.	(19,205)	(1,122,532)
MGIC Investment Corp.	(12,808)	(104,513)
Micron Technology, Inc.	(5,212)	(89,438)
MicroStrategy, Inc., Class A	(625)	(121,756)
Mobile Mini, Inc.	(3,909)	(99,093)
Molina Healthcare, Inc.	(5,915)	(321,835)
Mondelez International, Inc.	(21,154)	(950,661)
Monro Muffler Brake, Inc.	(12,935)	(711,425)
MSA Safety, Inc.	(10,096)	(588,597)
Mueller Industries, Inc.	(2,046)	(61,973)
Multi-Color Corp.	(5,427)	(352,348)
Murphy USA, Inc.	(3,170)	(218,033)
National Fuel Gas Co.	(5,604)	(293,538)
National Oilwell Varco, Inc.	(22,234)	(713,711)
Natus Medical, Inc.	(4,271)	(168,064)
Navistar International Corp.	(5,868)	(130,856)
Neenah Paper, Inc.	(9,201)	(735,160)
Nektar Therapeutics	(7,744)	(96,026)
Neogen Corp.	(18,217)	(959,854)
Netflix, Inc.	(6,819)	(851,489)
Netscout Systems, Inc.	(926)	(25,419)
Nevro Corp.	(1,618)	(148,727)
New Jersey Resources Corp.	(6,297)	(213,783)
New York Community Bancorp, Inc.	(48,295)	(693,516)
New York Times Co.	(52,993)	(577,624)
NIKE, Inc., Class B Class B	(5,406)	(271,273)
Nordson Corp.	(2,271)	(227,395)
Northwest Bancshares, Inc.	(63,906)	(1,005,880)
Northwest Natural Gas Co.	(24,547)	(1,443,364)
Norwegian Cruise Line Holdings Ltd.	(11,155)	(433,595)

16	BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
NOW, Inc.	(5,353)	$(115,411)
NRG Energy, Inc.	(31,556)	(335,440)
OGE Energy Corp.	(788)	(24,460)
Old Republic International Corp.	(9,204)	(155,179)
Olin Corp.	(9,905)	(217,217)
ONEOK, Inc.	(17,158)	(830,962)
Oracle Corp.	(14,916)	(573,073)
Orbital ATK, Inc.	(1,836)	(136,525)
OSI Systems, Inc.	(3,532)	(247,699)
Pacira Pharmaceuticals, Inc.	(511)	(16,250)
Packaging Corp. of America	(16,828)	(1,388,310)
Pandora Media, Inc.	(11,238)	(127,327)
Parexel International Corp.	(8,548)	(498,006)
Patrick Industries, Inc.	(4,249)	(243,680)
Patterson-UTI Energy, Inc.	(19,503)	(438,427)
PayPal Holdings, Inc.	(4,371)	(182,096)
Pegasystems, Inc.	(1,921)	(59,359)
PepsiCo, Inc.	(18,821)	(2,017,611)
PharMerica Corp.	(3,711)	(88,322)
Philip Morris International, Inc.	(8,458)	(815,690)
Phillips 66	(5,760)	(467,424)
Pinnacle Financial Partners, Inc.	(4,905)	(253,098)
Plains All American Pipeline LP	(9,562)	(290,302)
Plantronics, Inc.	(1,309)	(67,688)
Plexus Corp.	(3,659)	(167,619)
PNM Resources, Inc.	(6,978)	(229,227)
Polaris Industries, Inc.	(6,806)	(521,408)
Popeyes Louisiana Kitchen, Inc.	(1,484)	(79,216)
Portland General Electric Co.	(14,227)	(620,866)
Potlatch Corp.	(12,046)	(462,566)
Power Integrations, Inc.	(281)	(18,110)
PPG Industries, Inc.	(9,492)	(883,990)
PPL Corp.	(6,370)	(218,746)
PRA Group, Inc.	(11,525)	(367,647)
Premier, Inc., Class A	(23,625)	(752,220)
PriceSmart, Inc.	(235)	(21,373)
Primoris Services Corp.	(5,663)	(113,430)
ProAssurance Corp.	(23,065)	(1,229,365)
Progress Software Corp.	(9,039)	(243,239)
Progressive Corp.	(9,841)	(310,090)
Prologis, Inc.	(38,140)	(1,989,382)
Proto Labs, Inc.	(6,290)	(281,163)
Pure Storage, Inc., Class A	(5,888)	(72,658)
PVH Corp.	(676)	(72,318)
Quaker Chemical Corp.	(9,572)	(1,028,990)
QUALCOMM, Inc.	(16,726)	(1,149,411)
Qualys, Inc.	(4,504)	(167,774)
Quanta Services, Inc.	(45,476)	(1,307,435)
Radian Group, Inc.	(2,942)	(39,982)
Rambus, Inc.	(14,550)	(177,364)
Realty Income Corp.	(21,956)	(1,300,673)
Regal Entertainment Group	(52,966)	(1,139,299)
Republic Services, Inc.	(5,325)	(280,255)

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Rite Aid Corp.	(2,857)	$(19,170)
RLI Corp.	(1,886)	(105,126)
Robert Half International, Inc.	(2,374)	(88,835)
Rowan Cos. PLC	(8,121)	(107,766)
RPM International, Inc.	(1,379)	(65,558)
Ryder System, Inc.	(4,164)	(288,940)
Sanderson Farms, Inc.	(7,738)	(696,265)
Sanmina Corp.	(1,343)	(37,134)
SCANA Corp.	(40,590)	(2,977,682)
ScanSource, Inc.	(21,283)	(744,905)
Schlumberger Ltd.	(12,880)	(1,007,602)
Scholastic Corp.	(22,723)	(869,155)
Science Applications International Corp.	(14,571)	(1,004,088)
Scotts Miracle-Gro Co., Class A	(10,810)	(952,253)
SeaWorld Entertainment, Inc.	(4,479)	(62,751)
Select Comfort Corp.	(1,544)	(29,629)
Select Medical Holdings Corp.	(4,318)	(56,134)
Senior Housing Properties Trust	(36,332)	(772,782)
ServiceMaster Global Holdings, Inc.	(12,361)	(442,400)
ServiceNow, Inc.	(3,113)	(273,664)
Shutterstock, Inc.	(863)	(50,908)
Silgan Holdings, Inc.	(20,418)	(1,040,297)
Simpson Manufacturing Co., Inc.	(2,559)	(109,525)
Skechers U.S.A., Inc., Class A	(18,167)	(382,052)
Skyworks Solutions, Inc.	(1,087)	(83,634)
SL Green Realty Corp.	(10,316)	(1,013,238)
Snyder’s-Lance, Inc.	(14,016)	(498,549)
Sonoco Products Co.	(10,856)	(545,948)
Southern Co.	(31,111)	(1,604,394)
Splunk, Inc.	(5,737)	(345,310)
Sprouts Farmers Market, Inc.	(13,494)	(298,892)
SPS Commerce, Inc.	(917)	(57,202)
SPX FLOW, Inc.	(8,553)	(214,595)
Standex International Corp.	(1,350)	(103,140)
Starwood Property Trust, Inc.	(2,050)	(45,592)
Stepan Co.	(3,189)	(226,515)
Stericycle, Inc.	(5,276)	(422,555)
Steven Madden Ltd.	(809)	(27,021)
Store Capital Corp.	(1,098)	(29,964)
Super Micro Computer, Inc.	(3,595)	(85,201)
Superior Energy Services, Inc.	(4,430)	(62,729)
SVB Financial Group	(3,244)	(396,644)
Synaptics, Inc.	(3,899)	(203,216)
T-Mobile US, Inc.	(10,996)	(546,831)
Talen Energy Corp.	(18,078)	(251,827)
Tech Data Corp.	(600)	(46,212)
Teledyne Technologies, Inc.	(4,500)	(484,560)
Tempur Sealy International, Inc.	(2,283)	(123,442)
Tenet Healthcare Corp.	(2,937)	(57,888)
Teradata Corp.	(24,512)	(660,844)
Teradyne, Inc.	(22,657)	(527,682)

BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	OCTOBER 31, 2016	17

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Tesoro Logistics LP	(388)	$(18,523)
Texas Capital Bancshares, Inc.	(4,436)	(263,055)
Timken Co.	(13,678)	(452,058)
Toll Brothers, Inc.	(11,579)	(317,728)
Torchmark Corp.	(32,630)	(2,069,068)
Trade Desk, Inc., Class A	(406)	(10,223)
Trinity Industries, Inc.	(15,897)	(339,401)
TripAdvisor, Inc.	(5,320)	(343,034)
TrueBlue, Inc.	(7,955)	(139,212)
Trustmark Corp.	(55,822)	(1,545,153)
Tupperware Brands Corp.	(21,432)	(1,275,633)
Twitter, Inc.	(10,404)	(186,752)
Tyson Foods, Inc., Class A	(4,293)	(304,159)
UDR, Inc.	(11,713)	(409,604)
UGI Corp.	(697)	(32,264)
UMB Financial Corp.	(825)	(51,191)
UniFirst Corp.	(22,501)	(2,756,373)
United Continental Holdings, Inc.	(1,113)	(62,584)
United Natural Foods, Inc.	(9,299)	(388,140)
United Rentals, Inc.	(2,092)	(158,281)
Universal Health Services, Inc.	(2,650)	(319,881)
US Ecology, Inc.	(17,445)	(737,051)
USANA Health Sciences, Inc.	(571)	(73,373)
USG Corp.	(7,574)	(190,713)
Valley National Bancorp	(9,514)	(93,808)
Valmont Industries, Inc.	(9,009)	(1,152,702)
Veeco Instruments, Inc.	(18,594)	(403,490)
Veeva Systems, Inc., Class A	(4,704)	(182,750)
Ventas, Inc.	(5,752)	(389,698)
Vereit, Inc.	(15,856)	(149,046)
VeriFone Systems, Inc.	(100,565)	(1,556,746)
Verint Systems, Inc.	(10,496)	(377,856)
Verizon Communications, Inc.	(13,518)	(650,216)
Vishay Intertechnology, Inc.	(19,577)	(276,036)
Walgreens Boots Alliance, Inc.	(16,512)	(1,366,038)
Waters Corp.	(984)	(136,914)
Watts Water Technologies, Inc.	(5,229)	(313,740)
WD-40 Co.	(12,441)	(1,326,522)
Wells Fargo & Co.	(8,372)	(385,196)
Westamerica BanCorp.	(27,378)	(1,356,854)
Western Gas Partners LP	(759)	(41,859)
Western Union Co.	(55,222)	(1,108,306)
Westlake Chemical Corp.	(7,435)	(385,059)
WEX, Inc.	(700)	(76,370)
WGL Holdings, Inc.	(6,366)	(401,504)
Williams Cos., Inc.	(12,933)	(377,644)
Wintrust Financial Corp.	(4,235)	(228,478)
Wolverine World Wide, Inc.	(38,993)	(832,501)
Workday, Inc., Class A	(3,336)	(289,164)
Worthington Industries, Inc.	(11,700)	(549,900)
WW Grainger, Inc.	(6,228)	(1,296,171)
Wynn Resorts Ltd.	(1,748)	(165,273)
Xenia Hotels & Resorts, Inc.	(49,368)	(770,634)

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
XPO Logistics, Inc.	(2,732)	$(89,965)
Xylem, Inc.	(20,547)	(993,037)

		(232,218,188)
Total Reference Entity — Short		(242,235,993)
Net Value of Reference Entity — Bank of America N.A.		(2,148,621)

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Deutsche Bank AG as of October 31, 2016, expiration dates 1/04/17 – 5/02/17:

Reference Entity — Long
Australia
Caltex Australia Ltd.	26,830	624,528
Qantas Airways Ltd.	280,361	651,510

		1,276,038
Austria
Vienna Insurance Group AG	10,422	205,394
Canada
Dollarama, Inc.	5,655	422,576
Metro, Inc.	37,792	1,168,162

		1,590,738
France
Peugeot SA	186,515	2,793,064
Germany
Solarworld AG	10	39
Hong Kong
Champion REIT	94,000	53,396
HKT Trust & HKT Ltd.	149,000	204,801

		258,197
Italy
Autogrill SpA	205,618	1,713,753
Recordati SpA	12,217	345,483

		2,059,236
Japan
Adastria Holdings Co. Ltd.	5,200	136,126
Astellas Pharma, Inc.	80,300	1,191,801
Canon Marketing Japan, Inc.	25,700	443,859
Glory Ltd.	10,200	337,199
Iida Group Holdings Co. Ltd.	46,500	898,822
Japan Aviation Electronics Industry Ltd.	41,000	587,119
Matsumotokiyoshi Holdings Co. Ltd.	1,000	51,518
Penta-Ocean Construction Co. Ltd.	35,200	209,762

18	BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Japan (continued)
Yamato Kogyo Co. Ltd.	14,300	$402,612

		4,258,818
Singapore
Venture Corp. Ltd.	190,300	1,299,977
Spain
Mediaset Espana Comunicacion SA	532,475	5,942,000
Sweden
Fabege AB	48,628	821,299
Intrum Justitia AB	81,373	2,508,931

		3,330,230
United Kingdom
Qinetiq Group PLC	818,776	2,305,792
Total Reference Entity — Long		25,319,523

Reference Entity — Short
Australia
Qube Holdings Ltd.	(415,177)	(702,849)
Canada
Cott Corp.	(1,464)	(19,199)
Hong Kong
Esprit Holdings Ltd.	(1,262,606)	(1,041,292)
Japan
Hamamatsu Photonics KK	(14,600)	(441,775)
Makita Corp.	(6,500)	(449,412)
Maruichi Steel Tube Ltd.	(55,300)	(1,782,942)
Taisho Pharmaceutical Holdings Co. Ltd.	(9,300)	(907,208)

		(3,581,337)
Norway
Norwegian Air Shuttle ASA	(3,010)	(101,503)
United Kingdom
AA PLC	(290,610)	(908,925)
Total Reference Entity — Short		(6,355,105)
Net Value of Reference Entity — Deutsche Bank AG		18,964,418

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co. as of October 31, 2016, expiration dates 11/28/16 – 3/05/18:

	Shares	Value
Reference Entity — Long
Australia
Caltex Australia Ltd.	77,273	$1,798,702
Harvey Norman Holdings Ltd.	9,919	37,985
JB Hi-Fi Ltd.	28,879	622,542
Platinum Asset Management Ltd.	19,083	72,271
Qantas Airways Ltd.	20,028	46,542
Regis Resources Ltd.	4,201	10,595
St Barbara Ltd.	18,375	37,504

		2,626,141
Austria
Andritz AG	1,424	74,455
Raiffeisen Bank International AG	3,006	49,230
Vienna Insurance Group AG	6,357	125,282

		248,967
Belgium
NV Bekaert SA	603	26,807
Proximus	7,989	228,665

		255,472
Canada
Canadian Imperial Bank of Commerce	364	27,274
Canfor Corp.	7,118	78,965
CGI Group, Inc., Class A	1,365	64,836
Enerplus Corp.	8,037	54,107
Parkland Fuel Corp.	1,956	45,688
Quebecor, Inc., Class B	1,939	54,413
Saputo, Inc.	2,047	73,559

		398,842
China
FIH Mobile Ltd.	200,000	66,001
Finland
Valmet Corp.	4,749	70,509
France
Ipsen SA	5,604	387,411
Nexans SA	2,630	149,495
Peugeot SA	72,815	1,090,405
Renault SA	15,305	1,330,951

		2,958,262
Germany
Aurubis AG	2,952	153,907
Evonik Industries AG	41,300	1,293,371
Kloeckner & Co. SE	40,711	508,393
Lanxess AG	1,326	85,029

BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	OCTOBER 31, 2016	19

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Germany (continued)
Leoni AG	21,624	$820,186
Rheinmetall AG	11,575	803,512
Wacker Chemie AG	315	28,102

		3,692,500
Hong Kong
Chow Tai Fook Jewellery Group Ltd.	80,800	57,298
CLP Holdings Ltd.	38,500	391,352
Hang Lung Properties Ltd.	79,000	173,730
HKT Trust & HKT Ltd.	250,000	343,625
Kerry Properties Ltd.	102,000	322,973
New World Development Co. Ltd.	30,000	37,298
Sun Hung Kai Properties Ltd.	20,000	297,822
Swire Properties Ltd.	28,400	81,556
WH Group Ltd.	37,500	30,371
Xinyi Glass Holdings Ltd.	126,000	108,339

		1,844,364
Ireland
CRH PLC	184,454	5,988,128
Glanbia PLC	1,715	27,938
Greencore Group PLC	106,101	428,160
Kingspan Group PLC	9,593	234,835

		6,679,061
Italy
Assicurazioni Generali SpA	5,027	64,935
FinecoBank Banca Fineco SpA	3,952	23,095
Unipol Gruppo Finanziario SpA	39,996	122,448

		210,478
Japan
Amada Holdings Co. Ltd.	9,400	107,076
Ashikaga Holdings Co. Ltd.	49,680	176,799
ASKUL Corp.	1,500	61,767
Chiba Bank Ltd.	150,000	927,718
Chubu Electric Power Co., Inc.	30,100	443,113
Chugoku Electric Power Co., Inc.	6,300	73,719
Coca-Cola West Co. Ltd.	24,300	718,179
COMSYS Holdings Corp.	3,100	54,574
Dai Nippon Printing Co. Ltd.	9,000	90,273
Daiichi Sankyo Co. Ltd.	8,900	213,860
Daito Trust Construction Co. Ltd.	1,600	268,126
Daiwa House Industry Co. Ltd.	16,300	447,379
DIC Corp.	700	21,204
Fujifilm Holdings Corp.	600	22,687
Fujikura Ltd.	4,300	25,265
Hitachi Ltd.	82,000	437,133
Hokuhoku Financial Group, Inc.	37,500	540,554
Hokuriku Electric Power Co.	3,100	35,211
IT Holdings Corp.	6,000	135,771

	Shares	Value
Reference Entity — Long (continued)
Japan (continued)
K’s Holdings Corp.	10,800	$186,904
Kandenko Co. Ltd.	19,000	187,304
Kaneka Corp.	7,000	57,916
Kansai Electric Power Co., Inc.	5,300	50,669
Kyushu Electric Power Co. Inc.	43,300	393,448
Lintec Corp.	3,700	80,589
Matsumotokiyoshi Holdings Co. Ltd.	6,700	345,173
Mazda Motor Corp.	18,600	308,458
Minebea Co. Ltd.	4,200	42,859
Mitsubishi Chemical Holdings Corp.	89,200	585,680
Mitsubishi Materials Corp.	1,600	45,842
Nagase & Co. Ltd.	62,200	795,530
Nomura Real Estate Holdings, Inc.	16,600	280,318
NS Solutions Corp.	10,600	202,126
NTT Docomo, Inc.	119,000	2,988,564
Open House Co. Ltd.	16,000	337,977
Osaka Gas Co. Ltd.	19,000	79,025
Park24 Co. Ltd.	1,000	30,899
Penta-Ocean Construction Co. Ltd.	124,600	742,508
Rengo Co. Ltd.	7,000	43,899
Resona Holdings, Inc.	99,800	442,361
Sankyo Co. Ltd.	8,500	299,446
Seven Bank Ltd.	104,500	321,253
Shikoku Electric Power Co., Inc.	77,000	724,074
Shionogi & Co. Ltd.	400	19,699
SKY Perfect JSAT Holdings, Inc.	1,000	4,956
Sony Financial Holdings, Inc.	1,600	22,471
Sumitomo Chemical Co. Ltd.	193,000	912,770
Sumitomo Electric Industries Ltd.	11,300	166,940
Sumitomo Forestry Co. Ltd.	55,600	774,522
Sumitomo Mitsui Trust Holdings, Inc.	15,100	509,516
Sumitomo Real Estate Sales Co. Ltd.	5,700	128,830
TAG Immobilien AG	12,281	163,763
Taiyo Yuden Co Ltd.	12,500	133,541
Teijin Ltd.	26,100	504,289
Tohoku Electric Power Co., Inc.	11,100	135,996
Tokyo Electric Power Co. Holdings, Inc.	92,800	359,561
Tokyu Fudosan Holdings Corp.	46,000	259,273
TonenGeneral Sekiyu KK	161,000	1,585,290
Toppan Forms Co. Ltd.	40,800	405,550
Ube Industries Ltd.	148,000	305,411

		20,765,608
Luxembourg
Regus PLC	26,832	81,631
Malta
Unibet Group PLC	2,517	22,229

20	BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Netherlands
BE Semiconductor Industries NV	650	$21,175
Norway
Norsk Hydro ASA	170,852	763,835
Subsea 7 SA	63,636	712,365
TGS Nopec Geophysical Co. ASA	2,337	47,271

		1,523,471
Portugal
CTT — Correios de Portugal SA	53,227	352,190
Singapore
Venture Corp. Ltd.	20,300	138,673
Spain
Acciona SA	6,545	497,376
Ebro Foods SA	13,317	287,159
Mediaset Espana Comunicacion SA	47,782	533,210

		1,317,745
Sweden
Axfood AB	14,362	224,448
Electrolux AB, Class B	2,877	68,094
Fabege AB	4,477	75,614
Hufvudstaden AB, A Shares	1,664	25,755
Husqvarna AB, Class B	6,020	45,260
Intrum Justitia AB	3,993	123,114
Modern Times Group MTG AB, — B Shares	5,359	144,229
Saab AB	11,657	412,863
Skanska AB, Class B	36,172	785,531

		1,904,908
Switzerland
Coca-Cola HBC AG	28,843	622,429
Georg Fischer AG, Registered Shares	471	417,587
Logitech International SA, Registered Shares	6,232	150,730
Lonza Group AG, Registered Shares	14,428	2,722,588
Sika AG, Bearer Shares	178	855,549
STMicroelectronics NV	49,600	470,754
TE Connectivity Ltd.	10,964	689,307

		5,928,944
United Kingdom
Barratt Developments PLC	38,089	211,220
Britvic PLC	5,133	34,826
BT Group PLC	116,914	536,640
Carnival PLC	96,475	4,653,268
Direct Line Insurance Group PLC	51,483	217,803
DS Smith PLC	257,399	1,255,127

	Shares	Value
Reference Entity — Long (continued)
United Kingdom (continued)
IG Group Holdings PLC	24,422	$246,618
Imperial Brands PLC	112,800	5,456,342
Inchcape PLC	31,382	249,509
Legal & General Group PLC	21,090	53,954
Liberty Global PLC LiLAC, Class A	2	55
Man Group PLC	87,906	134,016
Moneysupermarket.com Group PLC	6,467	20,706
Spirax-Sarco Engineering PLC	15,072	812,608
WH Smith PLC	35,792	644,237
Worldpay Group PLC	255,063	886,454

		15,413,383
United States
Adobe Systems, Inc.	46,723	5,023,190
Agilent Technologies, Inc.	9,331	406,552
Amdocs Ltd.	17,267	1,009,256
American Eagle Outfitters, Inc.	108,597	1,850,493
AmerisourceBergen Corp.	52,507	3,692,292
Applied Materials, Inc.	16,024	465,978
Archer-Daniels-Midland Co.	78,326	3,412,664
Arconic, Inc.	3	86
Arrow Electronics, Inc.	574	35,083
Atmos Energy Corp.	1,392	103,551
Avery Dennison Corp.	8,521	594,681
Baker Hughes, Inc.	74,324	4,117,550
Bank of Hawaii Corp.	18,365	1,380,130
Bank of New York Mellon Corp.	39,018	1,688,309
Baxter International, Inc.	47,520	2,261,477
Best Buy Co., Inc.	47,905	1,863,984
Big Lots, Inc.	86,341	3,747,199
Blue Buffalo Pet Products, Inc.	86,374	2,169,715
Brinker International, Inc.	445	21,912
Brunswick Corp.	5,804	252,474
Bunge Ltd.	3,876	240,351
BWX Technologies, Inc.	37,435	1,468,201
C.R. Bard, Inc.	647	140,192
Cabot Corp.	5,918	308,565
Cal-Maine Foods, Inc.	49,958	1,930,877
Cardinal Health, Inc.	175,886	12,081,609
Carlisle Cos., Inc.	512	53,683
Carnival Corp.	112,283	5,513,095
Carter’s, Inc.	1,791	154,635
Charles Schwab Corp.	140,033	4,439,046
Cheesecake Factory, Inc.	549	29,201
Citizens Financial Group, Inc.	57,550	1,515,867
CME Group, Inc.	17,337	1,735,434
CMS Energy Corp.	26,146	1,102,054
CONSOL Energy, Inc.	5,825	98,734
Convergys Corp.	35,702	1,042,498
Copart, Inc.	1,781	93,449
Crimson Wine Group Ltd.	1	9
Dick’s Sporting Goods, Inc.	2,137	118,924

BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	OCTOBER 31, 2016	21

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Domino’s Pizza, Inc.	5,068	$857,708
Dr. Pepper Snapple Group, Inc.	43,567	3,824,747
Dril-Quip, Inc.	29,726	1,411,985
Duke Realty Corp.	81,100	2,120,765
Eaton Vance Corp.	13,643	478,324
Equifax, Inc.	58,726	7,280,262
Equity Lifestyle Properties, Inc.	18,260	1,384,838
Expeditors International of Washington, Inc.	74,938	3,857,059
Express Scripts Holding Co.	43,052	2,901,705
F5 Networks, Inc.	26,339	3,640,313
Finisar Corp.	2,072	56,731
First American Financial Corp.	9,130	356,618
Fitbit, Inc., Series A	26,885	356,495
Flextronics International Ltd.	196,504	2,788,392
Fluor Corp.	6,387	332,060
Fortune Brands Home & Security, Inc.	141,640	7,737,793
General Growth Properties, Inc.	7,088	176,846
Great Plains Energy, Inc.	40,975	1,165,329
Groupon, Inc.	268,755	1,072,332
Harman International Industries, Inc.	1,834	146,188
Harris Corp.	586	52,277
Hasbro, Inc.	80,357	6,702,577
Helmerich & Payne, Inc.	8,973	566,286
Hormel Foods Corp.	9,611	370,023
HP, Inc.	51,459	745,641
IDEXX Laboratories, Inc.	9,698	1,039,044
Ingersoll-Rand PLC	16,889	1,136,461
Ingredion, Inc.	13,436	1,762,400
Interpublic Group of Cos., Inc.	169,621	3,797,814
Intuit, Inc.	30,765	3,345,386
Jabil Circuit, Inc.	4,418	94,280
Jones Lang LaSalle, Inc.	223	21,598
Juniper Networks, Inc.	9,386	247,227
KLA-Tencor Corp.	19,804	1,487,478
Kohl’s Corp.	25,498	1,115,537
Landstar System, Inc.	38,091	2,710,175
Laredo Petroleum, Inc.	60,666	723,139
Lear Corp.	37,920	4,655,818
Legg Mason, Inc.	42,748	1,227,723
Liberty Interactive Corp QVC Group, Series A	56,739	1,049,104
Lowe’s Cos., Inc.	203,213	13,544,146
ManpowerGroup, Inc.	52,932	4,065,178
Marathon Petroleum Corp.	24,749	1,078,809
Masco Corp.	108,576	3,352,827
Masimo Corp.	52,539	2,889,645
Maxim Integrated Products, Inc.	42,747	1,694,064
McCormick & Co., Inc.	125,744	12,055,077
McKesson Corp.	51,073	6,494,953
Mettler-Toledo International, Inc.	2,958	1,195,269

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
NetApp, Inc.	40,199	$1,364,354
Nuance Communications, Inc.	1,876	26,302
Owens Corning	5,134	250,437
Pilgrim’s Pride Corp.	35,269	770,275
Realogy Holdings Corp.	137,492	3,147,192
Red Hat, Inc.	54,197	4,197,558
Reinsurance Group of America, Inc.	903	97,398
RLJ Lodging Trust	25,410	501,085
Simon Property Group, Inc.	10,232	1,902,743
Swift Transportation Co.	3,266	73,093
Synaptics, Inc.	470	24,496
T. Rowe Price Group, Inc.	2,286	146,327
Teradata Corp.	19,193	517,443
Tesoro Corp.	2,827	240,210
Texas Instruments, Inc.	175,392	12,426,523
Unum Group	2,833	100,288
US Foods Holding Corp.	6,175	139,555
Vail Resorts, Inc.	20,360	3,246,198
Valero Energy Corp.	45,788	2,712,481
VCA, Inc.	7,902	485,657
VeriSign, Inc.	44,923	3,774,430
Wal-Mart Stores, Inc.	162,470	11,376,149
Weingarten Realty Investors	173,324	6,276,062
WellCare Health Plans, Inc.	6,580	746,896
Whiting Petroleum Corp.	59,467	490,008
World Fuel Services Corp.	34,769	1,399,452
Xerox Corp.	3,868	37,790
Xilinx, Inc.	64,896	3,301,259
Yelp, Inc.	9,812	320,460
Zynga, Inc., Class A	118,499	332,982

		247,754,549
Total Reference Entity — Long		314,275,103

Reference Entity — Short
Australia
ALS Ltd.	(35,999)	(170,097)
Australia & New Zealand Banking Group Ltd.	(24,836)	(524,422)
Bank of Queensland Ltd.	(2,909)	(23,083)
Independence Group NL	(7,834)	(25,509)
Qube Holdings Ltd.	(109,439)	(185,269)
Vocus Communications Ltd.	(8,214)	(35,612)

		(963,992)
Bermuda
Golar LNG Ltd.	(33,681)	(737,277)
RenaissanceRe Holdings Ltd.	(34,727)	(4,316,219)

22	BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Bermuda (continued)
Signet Jewelers Ltd.	(25,641)	$(2,083,588)

		(7,137,084)
Canada
Fairfax Financial Holdings Ltd.	(64)	(32,778)
Hudson’s Bay Co.	(3,344)	(41,086)
Hydro One Ltd.	(10,258)	(187,142)
Waste Connections, Inc.	(25,538)	(1,920,713)

		(2,181,719)
Denmark
NKT Holding A/S	(787)	(52,985)
Finland
Fortum OYJ	(230,247)	(3,837,966)
France
Bureau Veritas SA	(6,267)	(118,365)
Edenred	(4,735)	(109,585)

		(227,950)
Germany
Fraport AG Frankfurt Airport Services Worldwide	(486)	(28,849)
Ireland
Perrigo Co. PLC	(11,152)	(927,735)
Israel
Orbotech Ltd.	(16,342)	(447,771)
Italy
Yoox SpA	(2,813)	(80,918)
Japan
ABC-Mart, Inc.	(1,100)	(66,932)
Capcom Co. Ltd.	(3,600)	(92,999)
Dena Co. Ltd.	(1,100)	(35,389)
FamilyMart UNY Holdings Co. Ltd.	(900)	(56,448)
JGC Corp.	(21,400)	(378,304)
Keikyu Corp.	(18,000)	(181,600)
M3, Inc.	(3,700)	(112,595)
Mitsui & Co. Ltd.	(7,600)	(105,298)
Nagoya Railroad Co. Ltd.	(10,000)	(52,768)
Oriental Land Co. Ltd.	(30,200)	(1,764,072)
Recruit Holdings Co. Ltd.	(15,700)	(630,661)
Ryohin Keikaku Co. Ltd.	(200)	(42,721)
Shimano, Inc.	(1,400)	(239,372)
SoftBank Group Corp.	(16,300)	(1,026,592)
Start Today Co. Ltd.	(2,000)	(35,048)
Sugi Holdings Co. Ltd.	(1,100)	(58,922)
Sumco Corp.	(5,400)	(56,498)
Terumo Corp.	(1,000)	(38,672)
Unicharm Corp.	(8,300)	(197,367)

		(5,172,258)

	Shares	Value
Reference Entity — Short (continued)
Netherlands
Royal Dutch Shell PLC, — A Shares	(3,412)	$(84,983)
Royal Dutch Shell PLC, — B Shares	(12,346)	(318,434)

		(403,417)
Norway
DNB ASA	(4,506)	(65,142)
South Africa
Mediclinic International PLC	(3,865)	(42,856)
Spain
Banco Bilbao Vizcaya Argentaria SA	(145,493)	(1,047,359)
Cellnex Telecom SAU	(1,192)	(19,547)

		(1,066,906)
Switzerland
Allied World Assurance Co. Holdings AG	(2,264)	(97,307)
Chocoladefabriken Lindt & Spruengli AG	(1)	(62,048)
Swatch Group AG	(710)	(213,537)
Weatherford International PLC	(261,502)	(1,260,440)

		(1,633,332)
United Kingdom
Cobham PLC	(20,457)	(35,692)
CYBG PLC	(25,382)	(82,876)
Derwent London PLC	(1,139)	(33,684)
Essentra PLC	(6,308)	(39,316)
Kazakhmys PLC	(16,022)	(55,964)
Liberty Global PLC	(286,415)	(9,337,129)
Next PLC	(375)	(22,063)
Royal Bank of Scotland Group PLC	(169,087)	(390,745)

		(9,997,469)
United States
Acuity Brands, Inc.	(426)	(95,241)
Advance Auto Parts, Inc.	(20,247)	(2,836,200)
Allegiant Travel Co.	(8,160)	(1,125,264)
Allergan PLC	(22,786)	(4,760,907)
Alliance Data Systems Corp.	(13,415)	(2,742,965)
Ally Financial, Inc.	(41,213)	(744,719)
American Airlines Group, Inc.	(136,290)	(5,533,374)
American Homes 4 Rent	(216,931)	(4,579,413)
Arthur J Gallagher & Co.	(951)	(45,867)
AT&T, Inc.	(310,240)	(11,413,730)
Avalonbay Communities, Inc.	(13,389)	(2,291,929)
Ball Corp.	(160,071)	(12,336,672)
Berkshire Hathaway, Inc., Class B	(3,317)	(478,643)
Berry Plastics Group, Inc.	(22,312)	(976,150)
Blackhawk Network Holdings, Inc.	(652)	(22,461)

BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	OCTOBER 31, 2016	23

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Boston Beer Co., Inc.	(10,162)	$(1,577,651)
CarMax, Inc.	(27,644)	(1,380,541)
Catalent, Inc.	(32,908)	(750,632)
CF Industries Holdings, Inc.	(66,245)	(1,590,542)
Charter Communications, Inc.	(46,235)	(11,553,664)
Cheniere Energy, Inc.	(163,492)	(6,163,648)
Chipotle Mexican Grill, Inc.	(5,551)	(2,002,579)
Clean Harbors, Inc.	(9,019)	(426,779)
Communications Sales & Leasing, Inc.	(5,915)	(168,163)
Concho Resources, Inc.	(10,203)	(1,295,169)
Coty, Inc., Class A	(51,309)	(1,179,594)
Covanta Holding Corp.	(45,599)	(683,985)
Cypress Semiconductor Corp.	(34,444)	(343,407)
CyrusOne, Inc.	(79,133)	(3,530,123)
DaVita HealthCare Partners, Inc.	(58,670)	(3,439,235)
Dentsply Sirona, Inc.	(7,770)	(447,319)
Diebold, Inc.	(3,860)	(84,148)
Diplomat Pharmacy, Inc.	(4,600)	(106,582)
DISH Network Corp.	(135,216)	(7,918,249)
Dollar Tree, Inc.	(80,445)	(6,077,620)
Energizer Holdings, Inc.	(32,351)	(1,504,645)
Envision Healthcare Holdings, Inc.	(3,173)	(62,762)
EPAM Systems, Inc.	(13,906)	(895,129)
EQT Corp.	(11,536)	(761,376)
Essex Property Trust, Inc.	(685)	(146,652)
Expedia, Inc.	(5,978)	(772,537)
First Solar, Inc.	(14,034)	(568,237)
FirstEnergy Corp.	(56,078)	(1,922,915)
Ford Motor Co.	(109,305)	(1,283,241)
Freeport-McMoRan, Inc.	(63,174)	(706,285)
Gap, Inc.	(158,235)	(4,365,704)
Global Payments, Inc.	(18,091)	(1,311,959)
Gramercy Property Trust	(589,893)	(5,438,813)
Harley-Davidson, Inc.	(43,321)	(2,470,163)
HCA Holdings, Inc.	(3,875)	(296,554)
HD Supply Holdings, Inc.	(17,542)	(578,886)
Hess Corp.	(2,696)	(129,327)
Hilton Worldwide Holdings, Inc.	(148,317)	(3,351,964)
Illumina, Inc.	(8,443)	(1,149,430)
Integrated Device Technology, Inc.	(3,258)	(67,473)
Interactive Brokers Group, Inc., Class A	(52,202)	(1,732,584)
Liberty Broadband Corp.	(39,139)	(2,608,614)
Liberty Ventures	(35,944)	(1,434,166)
LifePoint Hospitals, Inc.	(2,518)	(150,702)
M&T Bank Corp.	(83,098)	(10,198,618)
Marathon Oil Corp.	(49,413)	(651,263)
Martin Marietta Materials, Inc.	(1,914)	(354,817)
Medicines Co.	(113,941)	(3,754,356)
MGM Resorts International	(22,977)	(601,308)

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Molson Coors Brewing Co.	(22,452)	$(2,330,742)
Monster Beverage Corp.	(597)	(86,171)
National Oilwell Varco, Inc.	(1,499)	(48,118)
Netflix, Inc.	(56,092)	(7,004,208)
New Residential Investment Corp.	(146,210)	(2,041,092)
New York Community Bancorp, Inc.	(124,465)	(1,787,317)
Newell Rubbermaid, Inc.	(185,872)	(8,925,573)
Norwegian Cruise Line Holdings Ltd.	(38,255)	(1,486,972)
NRG Energy, Inc.	(2,410)	(25,618)
Olin Corp.	(182,055)	(3,992,466)
OneMain Holdings, Inc.	(35,885)	(1,016,981)
ONEOK, Inc.	(9,821)	(475,631)
PacWest Bancorp	(6,483)	(281,297)
Pandora Media, Inc.	(217,336)	(2,462,417)
Parsley Energy, Inc., Class A	(10,592)	(348,477)
Physicians Realty Trust	(234,552)	(4,637,093)
Pioneer Natural Resources Co.	(4,608)	(824,924)
Post Holdings, Inc.	(14,445)	(1,101,142)
Priceline Group, Inc.	(883)	(1,301,745)
Radian Group, Inc.	(202,863)	(2,756,908)
Santander Consumer USA Holdings, Inc.	(57,753)	(704,587)
Schlumberger Ltd.	(2,182)	(170,698)
Scotts Miracle-Gro Co., Class A	(1,451)	(127,819)
Senior Housing Properties Trust	(301,911)	(6,421,647)
Snyder’s-Lance, Inc.	(4,587)	(163,160)
Spirit Realty Capital, Inc.	(391,581)	(4,663,730)
Sprint Corp.	(132,632)	(817,013)
SS&C Technologies Holdings, Inc.	(193,656)	(6,183,436)
Stericycle, Inc.	(5,680)	(454,911)
Store Capital Corp.	(965)	(26,335)
Sun Communities, Inc.	(87,921)	(6,763,763)
TransDigm Group, Inc.	(9,620)	(2,621,065)
TreeHouse Foods, Inc.	(54,294)	(4,749,639)
Under Armour, Inc., Class C	(25,578)	(661,447)
Universal Display Corp.	(5,794)	(299,550)
Universal Health Services, Inc.	(28,390)	(3,426,957)
Vereit, Inc.	(678,015)	(6,373,341)
Verisk Analytics, Inc., Class A	(22,312)	(1,819,544)
ViaSat, Inc.	(11,067)	(781,994)
Walgreens Boots Alliance, Inc.	(92,239)	(7,630,933)
Williams Cos., Inc.	(52,148)	(1,522,722)
Wynn Resorts Ltd.	(5,693)	(538,273)
XPO Logistics, Inc.	(3,880)	(127,768)
Zayo Group Holdings, Inc.	(110,908)	(3,569,019)
Zebra Technologies Corp., Class A	(18,753)	(1,234,698)
Zillow Group, Inc.	(109,113)	(3,640,010)

		(258,402,596)
Total Reference Entity — Short		(292,670,945)
Net Value of Reference Entity — Goldman Sachs & Co.		21,604,158

24	BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co. as of October 31, 2016, expiration dates 6/14/17 – 3/05/18:

	Shares	Value
Reference Entity — Long
Canada
Shopify, Inc.	462	$19,150
Israel
Tower Semiconductor Ltd.	13,751	213,828
Wix.com Ltd.	470	18,800

		232,628
Norway
Nordic American Tankers Ltd.	2,391	19,534
United Kingdom
Cardtronics PLC	4,400	220,000
Liberty Global PLC LiLAC	1	28
Noble Corp. PLC	6,436	31,794

		251,822
United States
AECOM	882	24,564
Ameren Corp.	1,288	64,336
American Assets Trust, Inc.	1,231	48,883
American Water Works Co., Inc.	624	46,201
Ascena Retail Group, Inc.	10,643	52,044
Bankrate, Inc.	23,589	183,994
Box, Inc.	4,146	59,785
Boyd Gaming Corp.	1,684	30,076
Citizens Financial Group, Inc.	1,447	38,114
ClubCorp Holdings, Inc.	463	5,348
CMS Energy Corp.	555	23,393
CVR Energy, Inc.	6,300	83,538
CVS Health Corp.	23,834	2,004,439
D.R. Horton, Inc.	675	19,460
Deluxe Corp.	1,058	64,750
DiamondRock Hospitality Co.	1,134	10,376
Dun & Bradstreet Corp.	403	50,315
Entegris, Inc.	1,208	19,207
Ethan Allen Interiors, Inc.	1,111	34,108
FCB Financial Holdings, Inc.	564	21,037
Fitbit, Inc.	2,147	28,469
Gannett Co., Inc.	2,047	15,905
Granite Construction, Inc.	562	27,628
Gray Television, Inc.	14,263	126,941
Guess?, Inc.	1,359	18,347
Hersha Hospitality Trust	1,119	19,941
Hope Bancorp, Inc.	3,164	51,067
Hudson Pacific Properties, Inc.	643	21,618
JetBlue Airways Corp.	6,109	106,785
Liberty Interactive Corp QVC Group	4,789	88,549
McDermott International, Inc.	14,658	75,342
Morningstar, Inc.	305	21,542

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
NCI Building Systems, Inc.	2,252	$32,429
Newfield Exploration Co.	509	20,660
Oasis Petroleum, Inc.	5,648	59,248
Oil States International, Inc.	277	8,102
Old National Bancorp	4,531	66,606
Penn National Gaming, Inc.	1,682	21,748
Planet Fitness, Inc.	1,150	24,380
PolyOne Corp.	2,178	63,663
QEP Resources, Inc.	1,005	16,150
Quotient Technology, Inc.	207	2,194
Red Rock Resorts, Inc.	6,932	151,811
Scorpio Tankers, Inc.	15,638	59,894
Seritage Growth Properties	621	28,287
Sinclair Broadcast Group, Inc.	2,186	54,869
Sirius XM Holdings, Inc.	13,861	57,800
SkyWest, Inc.	14,608	440,431
Sonic Automotive, Inc.	1,187	21,247
Spectranetics Corp.	201	4,362
Stillwater Mining Co.	2,078	27,679
Stratasys Ltd.	1,364	26,080
Synchrony Financial	1,315	37,596
Synergy Resources Corp.	3,498	23,926
Telephone & Data Systems, Inc.	906	23,411
Tessera Technologies, Inc.	1,372	50,901
Tronox Ltd.	2,619	21,214
Virtu Financial, Inc.	5,682	72,730
Visa, Inc.	23,867	1,969,266
Watsco, Inc.	9,424	1,293,821
Web.com Group, Inc.	145	2,335
Weight Watchers International, Inc.	750	7,710
World Fuel Services Corp.	599	24,110
Zynga, Inc.	9,435	26,510

		8,227,272
Total Reference Entity — Long		8,750,406

Reference Entity — Short
Australia
InterOil Corp.	(699)	(34,684)
Canada
IMAX Corp.	(6,253)	(189,153)
Lululemon Athletica, Inc.	(1,253)	(71,734)

		(260,887)
Switzerland
Luxoft Holding, Inc.	(1,654)	(87,662)
Garmin Ltd.	(5,396)	(260,951)

		(348,613)

BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	OCTOBER 31, 2016	25

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United Kingdom
CNH Industrial NV	(4,536)	$(35,290)
United States
AGNC Investment Corp.	(5,660)	(113,540)
Astoria Financial Corp.	(2,376)	(34,761)
BOK Financial Corp.	(458)	(32,527)
Big Lots, Inc.	(15,468)	(671,311)
Boston Beer Co., Inc.	(2,156)	(334,719)
CVB Financial Corp.	(4,536)	(76,114)
Capitol Federal Financial, Inc.	(1,264)	(18,543)
Capstead Mortgage Corp.	(2,738)	(26,038)
Chipotle Mexican Grill, Inc.	(238)	(85,861)
Compass Minerals International, Inc.	(428)	(30,752)
Cullen/Frost Bankers, Inc.	(6,563)	(498,722)
Dave & Buster’s Entertainment, Inc.	(689)	(28,490)
Delta Air Lines, Inc.	(1,062)	(44,360)
Digital Realty Trust, Inc.	(5,229)	(488,545)
Diplomat Pharmacy, Inc.	(7,134)	(165,295)
Gap, Inc.	(8,462)	(233,467)
Genesco, Inc.	(3,548)	(190,882)
WW Grainger, Inc.	(912)	(189,805)
Hope Bancorp, Inc.	(3,164)	(51,067)
Infinera Corp.	(1,955)	(15,249)
Liberty SiriusXM Group	(1,577)	(52,467)
MDU Resources Group, Inc.	(452)	(11,847)
MasterCard, Inc.	(4,506)	(482,232)
Monro Muffler Brake, Inc.	(2,142)	(117,810)
PRA Group, Inc.	(2,418)	(77,134)
Progress Software Corp.	(2,127)	(57,238)
Rambus, Inc.	(7,552)	(92,059)
SeaWorld Entertainment, Inc.	(9,035)	(126,580)
Sotheby’s	(7,669)	(275,164)
Standex International Corp.	(333)	(25,441)
Tiffany & Co.	(16,816)	(1,234,631)
US Ecology, Inc.	(1,502)	(63,461)

		(5,946,112)
Total Reference Entity — Short		(6,625,586)
Net Value of Reference Entity — Goldman Sachs & Co.		2,124,820

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG as of October 31, 2016, expiration date 4/13/17:

Reference Entity — Long
Australia
Caltex Australia Ltd.	287,975	6,703,262
CSR Ltd.	80,731	224,166
Harvey Norman Holdings Ltd.	5,573	21,342
Iluka Resources Ltd.	154,280	676,381
JB Hi-Fi Ltd.	169,129	3,645,900

	Shares	Value
Reference Entity — Long (continued)
Australia (continued)
Northern Star Resources Ltd.	229,762	$743,151
Platinum Asset Management Ltd.	233,465	884,184
Qantas Airways Ltd.	1,103,024	2,563,236
Regis Resources Ltd.	365,195	921,003
St Barbara Ltd.	1,047,157	2,137,261
Sydney Airport	203,895	969,274

		19,489,160
Austria
Andritz AG	44,346	2,318,647
Raiffeisen Bank International AG	25,828	422,992
Vienna Insurance Group AG	97,189	1,915,375

		4,657,014
Belgium
Euronav NV	4,799	37,547
NV Bekaert SA	8,233	366,008
Proximus	62,105	1,777,599

		2,181,154
Canada
B2Gold Corp.	137,797	398,607
Barrick Gold Corp.	242,676	4,269,853
Canadian Imperial Bank of Commerce	193,444	14,494,238
Canfor Corp.	24,134	267,736
CGI Group, Inc., Class A	2,580	122,547
Dollarama, Inc.	49,149	3,672,709
Domtar Corp.	137,480	4,945,508
Enerplus Corp.	289,499	1,948,987
First Quantum Minerals Ltd.	45,138	428,732
Inter Pipeline Ltd.	2,308	47,853
Kinross Gold Corp.	176,147	684,206
Parkland Fuel Corp.	6,457	150,822
Quebecor, Inc., Class B	11,501	322,745
Saputo, Inc.	37,182	1,336,146
Yamana Gold, Inc.	50,348	179,801

		33,270,490
China
FIH Mobile Ltd.	1,264,000	417,125
Finland
Kone OYJ, Class B	13,119	603,627
Valmet Corp.	18,929	281,041

		884,668
France
Air France — KLM	241,181	1,470,166
Compagnie de Saint-Gobain	1,073	47,644
Engie SA	163,064	2,351,663
Faurecia	5,772	212,764
Ipsen SA	23,572	1,629,558

26	BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
France (continued)
Nexans SA	50,256	$2,856,667
Peugeot SA	490,655	7,347,564
Renault SA	41,140	3,577,609
Thales SA	65,119	6,126,717

		25,620,352
Germany
Aurubis AG	4,700	245,041
Deutsche Post AG, Registered Shares	8,337	258,538
Evonik Industries AG	280,595	8,787,249
Hochtief AG	91,269	12,462,497
Kloeckner & Co. SE	526,784	6,578,405
Lanxess AG	8,478	543,649
Leoni AG	60,876	2,308,992
Rheinmetall AG	21,724	1,508,033
Uniper SE	5,140	68,415
Wacker Chemie AG	15,052	1,342,849

		34,103,668
Hong Kong
BOC Hong Kong Holdings Ltd.	174,000	620,180
Champion REIT	1,077,000	611,786
Chow Tai Fook Jewellery Group Ltd.	652,400	462,636
CLP Holdings Ltd.	1,400,000	14,230,982
Hang Lung Properties Ltd.	1,092,000	2,401,430
Henderson Land Development Co. Ltd.	65,000	384,490
HKT Trust & HKT Ltd.	404,000	555,298
Hutchison Telecommunications Hong Kong Holdings Ltd.	588,000	189,371
Kerry Properties Ltd.	927,500	2,936,841
Li & Fung Ltd.	1,906,000	936,944
New World Development Co. Ltd.	519,000	645,246
Sino Land Co. Ltd.	810,000	1,375,331
Sun Hung Kai Properties Ltd.	418,000	6,224,489
Swire Properties Ltd.	35,600	102,232
Texwinca Holdings Ltd.	674,000	472,393
WH Group Ltd.	383,000	310,190
Xinyi Glass Holdings Ltd.	734,000	631,120
Yue Yuen Industrial Holdings Ltd.	55,500	211,357

		33,302,316
Ireland
CRH PLC	120,532	3,912,959
Glanbia PLC	103,135	1,680,133
Greencore Group PLC	182,671	737,151
Kingspan Group PLC	45,644	1,117,357

		7,447,600
Italy
A2A SpA	944,817	1,286,724

	Shares	Value
Reference Entity — Long (continued)
Italy (continued)
Assicurazioni Generali SpA	179,042	$2,312,747
Autogrill SpA	211,133	1,759,718
FinecoBank Banca Fineco SpA	111,731	652,951
Mediobanca SpA	158,676	1,162,347

		7,174,487
Japan
Adastria Holdings Co. Ltd.	47,900	1,253,930
Advance Residence Investment Corp.	83	232,310
Amada Holdings Co. Ltd.	6,300	71,764
Ashikaga Holdings Co. Ltd.	263,700	938,443
ASKUL Corp.	9,300	382,955
Astellas Pharma, Inc.	213,600	3,170,220
Canon Marketing Japan, Inc.	23,900	412,771
Chiba Bank Ltd.	308,000	1,904,914
Chiyoda Corp.	90,000	785,009
Chubu Electric Power Co., Inc.	273,200	4,021,873
Coca-Cola West Co. Ltd.	68,700	2,030,408
COLOPL, Inc.	100,200	1,440,832
Dai Nippon Printing Co. Ltd.	4,000	40,121
Dai-ichi Life Insurance Co. Ltd.	5,200	76,237
Daido Steel Co. Ltd.	8,000	33,960
Daiichi Sankyo Co. Ltd.	72,600	1,744,522
Dainippon Screen Manufacturing Co. Ltd.	1,500	102,614
Daito Trust Construction Co. Ltd.	27,900	4,675,446
Daiwa House Industry Co. Ltd.	21,900	601,080
Denki Kagaku Kogyo KK	79,000	358,390
DIC Corp.	6,900	209,014
Fujifilm Holdings Corp.	2,900	109,652
Fujitsu General Ltd.	90,000	2,065,204
Fukuoka Financial Group, Inc.	80,000	346,198
Glory Ltd.	53,900	1,781,867
Gree, Inc.	168,800	936,013
GungHo Online Entertainment, Inc.	1,110,100	2,808,627
Gurunavi, Inc.	25,600	700,999
Hitachi Ltd.	81,000	431,802
Hokuhoku Financial Group, Inc.	145,800	2,101,674
Hokuriku Electric Power Co.	2,700	30,668
Hoya Corp.	75,100	3,133,471
Iida Group Holdings Co. Ltd.	59,600	1,152,038
IT Holdings Corp.	20,000	452,569
Itochu Techno-Solutions Corp.	11,300	278,673
Iyo Bank Ltd.	3,500	21,510
Japan Display, Inc.	113,500	223,451
JTEKT Corp.	3,100	45,875
K’s Holdings Corp.	76,700	1,327,366
Kandenko Co. Ltd.	32,000	315,460
Kansai Electric Power Co., Inc.	3,100	29,637
Kawasaki Heavy Industries Ltd.	9,000	26,288
Konami Holdings Corp.	10,200	402,823
Kyushu Electric Power Co. Inc.	81,600	741,464

BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	OCTOBER 31, 2016	27

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Japan (continued)
Lintec Corp.	35,200	$766,689
Maeda Road Construction Co. Ltd.	90,000	1,665,008
Matsumotokiyoshi Holdings Co. Ltd.	41,700	2,148,313
Mazda Motor Corp.	27,900	462,687
Miraca Holdings, Inc.	6,200	299,312
Mitsubishi Chemical Holdings Corp.	916,500	6,017,669
Mitsubishi Materials Corp.	3,200	91,683
MS&AD Insurance Group Holdings, Inc.	17,900	531,394
Nagase & Co. Ltd.	96,700	1,236,780
NH Foods Ltd.	3,000	71,891
Nikon Corp.	64,700	977,805
Nippon Shokubai Co. Ltd.	12,000	828,120
Nisshinbo Holdings, Inc.	2,600	25,886
Nissin Electric Co. Ltd.	15,700	209,358
Nomura Real Estate Holdings, Inc.	59,900	1,011,510
NS Solutions Corp.	7,400	141,107
NSK Ltd.	2,700	30,015
NTN Corp.	9,000	34,067
NTT Docomo, Inc.	376,900	9,465,460
Open House Co. Ltd.	19,900	420,359
Osaka Gas Co. Ltd.	402,000	1,671,999
Park24 Co. Ltd.	7,300	225,561
Penta-Ocean Construction Co. Ltd.	233,000	1,388,479
Rengo Co. Ltd.	24,000	150,511
Resona Holdings, Inc.	472,700	2,095,233
Sankyo Co. Ltd.	49,700	1,750,881
Sapporo Holdings Ltd.	47,200	1,333,432
Seino Holdings Co Ltd.	33,800	374,527
Shikoku Electric Power Co., Inc.	263,200	2,475,017
Shionogi & Co. Ltd.	20,700	1,019,433
SKY Perfect JSAT Holdings, Inc.	100,600	498,527
Sumitomo Chemical Co. Ltd.	600,000	2,837,626
Sumitomo Electric Industries Ltd.	30,500	450,591
Sumitomo Forestry Co. Ltd.	188,300	2,623,067
Sumitomo Mitsui Trust Holdings, Inc.	23,400	789,581
Sumitomo Real Estate Sales Co. Ltd.	31,000	700,655
Tadano Ltd.	65,500	735,551
TAG Immobilien AG	21,143	281,935
Taiyo Nippon Sanso Corp.	19,900	209,175
Taiyo Yuden Co Ltd.	38,200	408,101
Teijin Ltd.	141,400	2,732,047
Tohoku Electric Power Co., Inc.	15,000	183,778
Tokai Rika Co. Ltd.	63,900	1,198,296
Tokyo Electric Power Co. Holdings, Inc.	208,300	807,075
Tokyo Gas Co. Ltd.	791,000	3,589,137
Tokyu Fudosan Holdings Corp.	123,600	696,654
TonenGeneral Sekiyu KK	705,000	6,941,800

	Shares	Value
Reference Entity — Long (continued)
Japan (continued)
Toppan Forms Co. Ltd.	86,200	$856,823
Toppan Printing Co. Ltd.	32,000	300,928
TS Tech Co. Ltd.	13,200	353,915
Ube Industries Ltd.	351,000	724,319
Yamato Kogyo Co. Ltd.	22,000	619,404
Zeon Corp.	124,000	1,132,750

		112,542,063
Luxembourg
Aperam	22,666	1,030,823
Regus PLC	1,916,073	5,829,274

		6,860,097
Malta
Unibet Group PLC	84,813	749,024
Netherlands
Akzo Nobel NV	761	49,169
BE Semiconductor Industries NV	4,894	159,431
PostNL NV	92,645	436,327
Randstad Holding NV	1,880	96,694
Wolters Kluwer NV	63,576	2,458,500

		3,200,121
New Zealand
Contact Energy Ltd.	230,675	784,361
Norway
Norsk Hydro ASA	371,108	1,659,127
Subsea 7 SA	231,410	2,590,489
TGS Nopec Geophysical Co. ASA	7,859	158,966

		4,408,582
Portugal
CTT — Correios de Portugal SA	522,115	3,454,703
Singapore
SATS Ltd.	351,200	1,221,778
Venture Corp. Ltd.	186,600	1,274,702

		2,496,480
Spain
Acciona SA	42,909	3,260,798
ACS Actividades de Construccion y Servicios SA	35,078	1,072,989
Ebro Foods SA	112,532	2,426,566
Mediaset Espana Comunicacion SA	739,365	8,250,729
Melia Hotels International SA	21,802	269,187

		15,280,269
Sweden
Axfood AB	323,734	5,059,293
Castellum AB	4,794	64,959

28	BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Sweden (continued)
Electrolux AB, Class B	214,810	$5,084,195
Fabege AB	214,412	3,621,295
Husqvarna AB, Class B	55,924	420,446
Intrum Justitia AB	223,630	6,895,067
JM AB	34,570	995,248
Modern Times Group MTG AB — B Shares	88,536	2,382,813
Saab AB	56,416	1,998,121
Skanska AB, Class B	123,174	2,674,915

		29,196,352
Switzerland
Coca-Cola HBC AG	113,727	2,454,218
Georg Fischer AG, Registered Shares	1,140	1,010,719
Glencore PLC	512,992	1,570,323
Logitech International SA, Registered Shares	392,052	9,482,360
Lonza Group AG, Registered Shares	62,327	11,761,210
Sika AG, Bearer Shares	300	1,441,937
STMicroelectronics NV	567,638	5,387,459
Straumann Holding AG, Registered Shares	1,364	511,760

		33,619,986
United Kingdom
Anglo American PLC	2,446	33,949
Barratt Developments PLC	67,053	371,838
Beazley PLC	59,219	263,677
BT Group PLC	383,374	1,759,701
Carnival PLC	80,209	3,868,712
Direct Line Insurance Group PLC	570,620	2,414,049
Domino’s Pizza Group PLC	48,059	199,824
DS Smith PLC	580,195	2,829,143
IG Group Holdings PLC	370,447	3,740,846
Imperial Brands PLC	99,206	4,798,775
Inchcape PLC	553,750	4,402,708
Inmarsat PLC	96,568	828,365
Johnson Matthey PLC	50,720	2,114,172
Jupiter Fund Management PLC	353,095	1,861,720
Man Group PLC	567,917	865,811
Moneysupermarket.com Group PLC	210,409	673,691
Qinetiq Group PLC	2,862,090	8,060,058
Sage Group PLC	47,609	420,052
Spirax-Sarco Engineering PLC	161,672	8,716,562
WH Smith PLC	143,709	2,586,687
WM Morrison Supermarkets PLC	87,242	241,509

	Shares	Value
Reference Entity — Long (continued)
United Kingdom (continued)
Worldpay Group PLC	2,349,371	$8,165,080

		59,216,929
Total Reference Entity — Long		440,357,001

Reference Entity — Short
Australia
ALS Ltd.	(228,086)	(1,077,714)
Alumina Ltd.	(284,715)	(342,192)
AMP Ltd.	(58,701)	(203,558)
APA Group	(950,058)	(5,741,804)
Australia & New Zealand Banking Group Ltd.	(28,386)	(599,382)
Commonwealth Bank of Australia	(7,090)	(394,707)
Domino’s Pizza Enterprises Ltd.	(25,384)	(1,236,605)
Incitec Pivot Ltd.	(740,214)	(1,655,540)
Independence Group NL	(7,473)	(24,334)
Mayne Pharma Group Ltd.	(555,903)	(691,796)
Spark Infrastructure Group	(121,320)	(204,529)
TPG Telecom Ltd.	(66,035)	(378,649)
Vocus Communications Ltd.	(288,431)	(1,250,510)

		(13,801,320)
Canada
Amaya, Inc.	(19,002)	(254,437)
Bombardier, Inc.	(205,561)	(272,794)
Corus Entertainment, Inc. — B Shares	(492,225)	(4,062,425)
Cott Corp.	(446,523)	(5,855,766)
DH Corp.	(239,010)	(3,093,427)
Element Financial Corp.	(787,524)	(7,673,853)
Empire Co. Ltd.	(46,945)	(676,193)
Fairfax Financial Holdings Ltd.	(14,029)	(7,184,986)
Hudson’s Bay Co.	(65,901)	(809,698)
Hydro One Ltd.	(483,718)	(8,824,707)
Manitoba Telecom Services, Inc.	(14,236)	(397,903)
New Flyer Industries, Inc.	(64,830)	(1,812,514)
Northland Power, Inc.	(111,234)	(1,990,320)
Potash Corp. of Saskatchewan, Inc.	(85,325)	(1,387,414)
Pretium Resources, Inc.	(59,230)	(578,920)
Seven Generations Energy Ltd.	(84,206)	(1,795,491)
Silver Wheaton Corp.	(39,587)	(953,889)
Stantec, Inc.	(16,606)	(369,435)
Torex Gold Resources, Inc.	(20,196)	(375,673)
Veresen, Inc.	(20,280)	(183,704)

		(48,553,549)
Denmark
AP Moeller — Maersk A/S	(3,390)	(5,199,857)
AP Moeller — Maersk A/S	(2,733)	(3,994,724)

BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	OCTOBER 31, 2016	29

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Denmark (continued)
Jyske Bank A/S	(131,496)	$(5,962,068)
Novozymes A/S, — B Shares	(88,752)	(3,292,415)
William Demant Holding A/S	(68,738)	(1,279,014)

		(19,728,078)
Finland
Fortum OYJ	(209,810)	(3,497,303)
Nokia OYJ	(46,345)	(206,910)

		(3,704,213)
France
Aeroports de Paris	(58,992)	(5,958,607)
Air Liquide SA	(67,533)	(6,862,206)
Airbus Group SE	(26,289)	(1,561,037)
Bollore SA	(435,094)	(1,432,438)
Bureau Veritas SA	(653,606)	(12,344,737)
Edenred	(16,785)	(388,465)
Groupe Eurotunnel SE	(12,273)	(114,867)
Orpea	(341)	(28,381)

		(28,690,738)
Germany
Alstria Office REIT AG	(162,241)	(2,092,784)
Bayerische Motoren Werke AG	(38,551)	(2,927,008)
Bilfinger SE	(21,381)	(752,910)
CTS Eventim AG & Co. KGaA	(11,387)	(408,682)
Deutsche Annington Immobilien SE	(230,097)	(8,112,043)
Fraport AG Frankfurt Airport Services Worldwide	(98,308)	(5,835,608)
Hugo Boss AG	(4,181)	(262,903)
Telefonica Deutschland Holding AG	(1,300,734)	(5,044,655)
United Internet AG	(99,095)	(4,074,257)
Zalando SE	(5,121)	(225,194)

		(29,736,044)
Hong Kong
Esprit Holdings Ltd.	(230,500)	(190,097)
Jardine Matheson Holdings Ltd.	(15,800)	(962,378)

		(1,152,475)
Italy
EXOR Right	(61,161)	(3)
EXOR SpA	(57,448)	(2,442,386)
Yoox SpA	(113,736)	(3,271,720)

		(5,714,109)
Japan
ABC-Mart, Inc.	(5,500)	(334,658)
Acom Co. Ltd.	(956,200)	(4,399,997)
Capcom Co. Ltd.	(114,300)	(2,952,729)
Chugai Pharmaceutical Co. Ltd.	(69,600)	(2,371,822)
Dena Co. Ltd.	(4,700)	(151,208)

	Shares	Value
Reference Entity — Short (continued)
Japan (continued)
DMG Mori Seiki Co. Ltd.	(641,200)	$(6,800,733)
Don Quijote Holdings Co. Ltd.	(10,800)	(410,504)
Ebara Corp.	(32,300)	(958,888)
Eisai Co. Ltd.	(33,200)	(2,115,760)
FamilyMart UNY Holdings Co. Ltd.	(10,700)	(671,109)
Fast Retailing Co. Ltd.	(3,600)	(1,212,827)
Hamamatsu Photonics KK	(22,700)	(686,869)
Hikari Tsushin, Inc.	(300)	(27,539)
Horiba Ltd.	(20,000)	(956,379)
Hoshizaki Corp.	(2,800)	(252,695)
Invincible Investment Corp.	(1,042)	(505,151)
Isuzu Motors Ltd.	(311,100)	(3,848,044)
JGC Corp.	(112,800)	(1,994,050)
Kansai Paint Co. Ltd.	(143,100)	(3,075,231)
Kawasaki Kisen Kaisha Ltd.	(1,996,000)	(4,937,894)
Keihan Electric Railway Co. Ltd.	(4,000)	(27,006)
Keikyu Corp.	(113,000)	(1,140,044)
Kobayashi Pharmaceutical Co. Ltd.	(700)	(36,580)
Koito Manufacturing Co. Ltd.	(21,000)	(1,102,539)
Kumagai Gumi Co. Ltd.	(333,000)	(884,357)
M3, Inc.	(39,100)	(1,189,855)
Makita Corp.	(60,800)	(4,203,729)
Maruichi Steel Tube Ltd.	(42,900)	(1,383,150)
McDonald’s Holdings Co. Japan Ltd.	(6,400)	(184,145)
Mitsubishi Heavy Industries Ltd.	(476,000)	(2,036,264)
Mitsui & Co. Ltd.	(480,400)	(6,655,951)
MonotaRO Co. Ltd.	(61,500)	(1,495,815)
Nabtesco Corp.	(93,100)	(2,780,579)
Nagoya Railroad Co. Ltd.	(118,000)	(622,663)
Nexon Co. Ltd.	(157,900)	(2,687,930)
Nihon Kohden Corp.	(65,000)	(1,584,321)
Nippon Paint Co. Ltd.	(700)	(23,801)
Oki Electric Industry Co. Ltd.	(51,900)	(677,145)
Oriental Land Co. Ltd.	(27,500)	(1,606,357)
Otsuka Holdings Co. Ltd.	(4,900)	(214,453)
Rakuten, Inc.	(287,200)	(3,311,027)
Recruit Holdings Co. Ltd.	(55,500)	(2,229,408)
Resorttrust, Inc.	(19,700)	(393,769)
Ryohin Keikaku Co. Ltd.	(5,100)	(1,089,373)
Santen Pharmaceutical Co. Ltd.	(16,200)	(236,234)
Shimano, Inc.	(1,900)	(324,861)
SoftBank Group Corp.	(69,400)	(4,370,887)
Sojitz Corp.	(189,400)	(497,037)
Stanley Electric Co. Ltd.	(1,200)	(33,041)
Start Today Co. Ltd.	(43,300)	(758,787)
Sugi Holdings Co. Ltd.	(44,900)	(2,405,102)
Sumco Corp.	(437,300)	(4,575,272)
Sysmex Corp.	(26,700)	(1,850,365)
Taisho Pharmaceutical Holdings Co. Ltd.	(34,300)	(3,345,940)
Terumo Corp.	(42,600)	(1,647,417)

30	BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Japan (continued)
Topcon Corp.	(118,400)	$(1,767,215)
Toshiba Corp.	(516,000)	(1,868,344)
TOTO Ltd.	(11,300)	(451,443)
Toyo Tire & Rubber Co. Ltd.	(13,700)	(212,492)
Toyota Industries Corp.	(6,500)	(298,242)
Unicharm Corp.	(177,900)	(4,230,321)

		(105,097,348)
Luxembourg
Tenaris SA	(485,786)	(6,870,833)
Macau
Wynn Macau Ltd.	(626,400)	(959,652)
Netherlands
Altice NV Class A	(212,373)	(3,917,014)
Altice NV Class B	(59,383)	(1,105,503)
GrandVision NV	(2,306)	(52,818)
Royal Dutch Shell PLC — A Shares	(164,564)	(4,098,802)
Royal Dutch Shell PLC — B Shares	(212,157)	(5,472,060)
SBM Offshore NV	(292,695)	(4,201,447)

		(18,847,644)
Norway
Det Norske Oljeselskap ASA	(57,961)	(927,471)
DNB ASA	(1,977)	(28,581)
Norwegian Air Shuttle ASA	(21,896)	(738,374)
Schibsted ASA	(16,287)	(390,359)
Schibsted ASA, — B Shares	(21,280)	(479,440)

		(2,564,225)
Singapore
Golden Agri-Resources Ltd.	(256,900)	(70,938)
Keppel Corp. Ltd.	(1,756,600)	(6,642,837)
Sembcorp Industries Ltd.	(3,862,500)	(6,994,269)
Sembcorp Marine Ltd.	(33,500)	(31,062)
Singapore Post Ltd.	(536,900)	(616,906)
Singapore Technologies Engineering Ltd.	(519,000)	(1,166,798)
Singapore Telecommunications Ltd.	(1,959,200)	(5,460,146)

		(20,982,956)
South Africa
Mediclinic International PLC	(209,353)	(2,321,345)
Spain
Banco Bilbao Vizcaya Argentaria SA	(273,366)	(1,967,877)
BBVA Right	(35,765)	(3,494)

	Shares	Value
Reference Entity — Short (continued)
Spain (continued)
Cellnex Telecom SAU	(17,183)	$(281,784)
Ferrovial SA	(1,260,818)	(12,517,385)
Inditex SA	(13,112)	(457,510)
Indra Sistemas SA	(34,069)	(421,319)
Sacyr SA	(9,688)	(22,088)

		(15,671,457)
Sweden
Hennes & Mauritz AB — B Shares	(86,893)	(2,443,661)
Hexagon AB — B Shares	(44,279)	(1,549,414)

		(3,993,075)
Switzerland
Chocoladefabriken Lindt & Spruengli AG	(1,505)	(12,591,012)
Cie Financiere Richemont SA	(21,853)	(1,404,927)
Dufry AG	(100,809)	(12,264,181)
SGS SA	(1,248)	(2,526,068)
Swatch Group AG	(83,764)	(9,900,076)

		(38,686,264)
United Kingdom
3i Group PLC	(823,345)	(6,749,125)
AA PLC	(188,714)	(590,231)
Antofagasta PLC	(50,644)	(336,836)
AstraZeneca PLC	(11,865)	(664,382)
BBA Aviation PLC	(2,265,344)	(7,163,079)
Capita PLC	(203,691)	(1,458,001)
Cobham PLC	(6,462,034)	(11,274,622)
CYBG PLC	(232,057)	(757,700)
Daily Mail & General Trust PLC	(46,868)	(430,184)
Derwent London PLC	(13,902)	(411,127)
Essentra PLC	(97,157)	(605,557)
HSBC Holdings PLC	(1,594,102)	(12,005,400)
J Sainsbury PLC	(159,670)	(489,555)
Lloyds Banking Group PLC	(859,194)	(599,995)
Micro Focus International PLC	(22,553)	(590,562)
Next PLC	(4,107)	(241,630)
Reckitt Benckiser Group PLC	(7,641)	(683,568)
Rolls-Royce Holdings PLC	(1,764,549)	(2,258)
Rotork PLC	(748,029)	(1,866,151)
Royal Bank of Scotland Group PLC	(546,288)	(1,262,422)
RPC Group PLC	(3,101)	(35,961)

		(48,218,346)
United States
Sims Metal Management Ltd.	(2,943)	(22,388)
Total Reference Entity — Short		(415,316,059)
Net Value of Reference Entity — UBS AG		25,040,942

BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	OCTOBER 31, 2016	31

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:[1]
Preferred Securities	—	—	$6,382,395	$6,382,395
Short-Term Securities	$808,596,652	—	—	808,596,652
Options Purchased:
Equity Contracts	—	$1,529,496	—	1,529,496

Total	$808,596,652	$1,529,496	$6,382,395	$816,508,543

Derivative Financial Instruments[2]
Assets:
Equity contracts	$3,078,987	$27,126,887	—	$30,205,874
Liabilities:
Equity contracts	(858,198)	(2,095,949)	—	(2,954,147)

Total	$2,220,789	$25,030,938		$27,251,727

[1]	See above Schedule of Investments for values in each country.

[2]	Derivative financial instruments are futures contracts and swaps. Futures contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

32	BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	OCTOBER 31, 2016

Schedule of Investments (concluded)	BlackRock Global Long/Short Equity Fund

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$36,998	—	—	$36,998
Foreign currency at value	1,239,737	—	—	1,239,737
Cash pledged for futures contracts	14,951,000	—	—	14,951,000
Cash pledged as collateral for OTC swaps	1,140,000	—	—	1,140,000
Liabilities:
Cash received as collateral for OTC swaps	—	$(26,416,854)	—	(26,416,854)

Total	$17,367,735	$(26,416,854)	—	$(9,049,119)

During the period ended October 31, 2016, there were no transfers between levels.

BLACKROCK GLOBAL LONG/SHORT EQUITY FUND	OCTOBER 31, 2016	33

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: December 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: December 20, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: December 20, 2016